     As filed with the Securities and Exchange Commission on April 13, 2001

                                               Registration No. 333-___/811-5151

--------------------------------------------------------------------------------

                    U.S. Securities and Exchange Commission
                              Washington, DC 20549

                                   FORM N-14

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933



        Pre-Effective Amendment No. ___ Post-Effective Amendment No.___
                        (Check appropriate box or boxes)

               Exact Name of Registrant as Specified in Charter:
                            MUTUAL FUND SELECT TRUST

                        Area Code and Telephone Number:
                                 (212) 492-1600

                    Address of Principal Executive Offices:
                    1211 Avenue of the Americas, 41st Floor
                            New York, New York 10036

                     Name and Address of Agent for Service:

                                  Lisa Hurley
                         c/o BISYS Fund Services, Inc.
                               3435 Stelzer Road
                              Columbus, Ohio 43219

                                   Copies to:

JOSEPH J. BERTINI, ESQ.       SARAH E. COGAN, ESQ.           JOHN E. BAUMGARDNER, JR., ESQ.
PETER B. ELDRIDGE, ESQ.       Simpson Thacher & Bartlett     Sullivan & Cromwell
J.P. Morgan Fleming Asset     425 Lexington Avenue           125 Broad Street
Management (USA) Inc.         New York, NY  10017-3954       New York, NY  10004
522 Fifth Avenue
New York, NY 10036

--------------------------------------------------------------------------------

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

It is proposed that this filing will become effective on May 13, 2001 pursuant to Rule 488 under the Securities Act of 1933.

Calculation of Registration Fee under the Securities Act of 1933: No filing fee is required because an indefinite number of shares have previously been registered on Form N-1A (Registration No. 333-13319/811-7841) pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Registrant's Form 24f-2 for the fiscal year ended August 31, 2000 was filed on November 27, 2000. Pursuant to Rule 429, this Registration Statement relates to the aforesaid Registration Statement on Form N-1A.

             J.P. MORGAN INSTITUTIONAL NEW YORK TAX EXEMPT BOND FUND
                   A SERIES OF J.P. MORGAN INSTITUTIONAL FUNDS
                           60 STATE STREET, SUITE 1300
                           BOSTON, MASSACHUSETTS 02109



                                                     May 12, 2001

Dear Shareholder:

            A special meeting of the shareholders of J.P. Morgan
Institutional New York Tax Exempt Bond Fund (the "Merging Fund"), a series of J.P. Morgan Institutional Funds ("JPMIF"), will be held on July 3, 2001 at 9:00 a.m., Eastern time. Formal notice of the meeting appears after this letter, followed by materials regarding the meeting.

            As you may be aware, J.P. Morgan & Co. Incorporated, the former corporate parent of the investment adviser of the Merging Fund's assets, recently completed a merger with The Chase Manhattan Corporation to form J.P. Morgan Chase & Co. ("JPMC"). As a result of this merger, JPMC is seeking to reorganize parts of its investment management business in order to provide better service for shareholders of funds advised by its subsidiaries. At the special meeting (the "Meeting"), shareholders will be asked to consider and vote upon the proposed reorganization of the Merging Fund into JPMorgan
New York Intermediate Tax Free Income Fund (formerly, Chase Vista New York Intermediate Tax Free Income Fund) (the "Surviving Fund"), a series of Mutual Fund Select Trust ("MFST") (the "Reorganization"). After the Reorganization, shareholders of the Merging Fund would hold shares in the Surviving Fund. The investment objective and policies of the Surviving Fund generally are similar to those of the Merging Fund. In connection with the Reorganization, the Surviving Fund will be renamed "JPMorgan New York Intermediate Tax Free Income Fund."

            After the proposed Reorganization, your investment will be in a larger combined fund with similar investment policies.

            The Surviving Fund has also entered into an agreement and plan of reorganization with J.P. Morgan New York Tax Exempt Bond Fund, a fund whose assets are managed by J.P. Morgan Investment Management Inc. ("JPMIM") and which has identical investment objectives and policies to the Merging Fund (the "Concurrent Reorganization"). If the Concurrent Reorganization is approved by the shareholders of J.P. Morgan New York Tax Exempt Bond Fund and certain other conditions are met, this other fund will be reorganized into the Surviving Fund. The consummation of the Reorganization is contingent upon the consummation of the Concurrent Reorganization.

            At the Meeting, you will also be asked to consider and vote upon the election of Trustees of JPMIF.

            The investment adviser for the assets of the Merging Fund is JPMIM. The investment adviser for the Surviving Fund is J.P. Morgan Fleming Asset Management (USA) Inc. ("JPMFAM"). After the Reorganization, JPMFAM, the same investment adviser that currently is responsible for the Surviving Fund, will make the day-to-day investment decisions for your portfolio.

            Please see the enclosed Combined Prospectus/Proxy Statement for detailed information regarding the proposed Reorganization, the Concurrent Reorganization and a comparison of the Merging Fund and JPMIF to the Surviving Fund and MFST. The cost and expenses associated with the Reorganization, including costs of soliciting proxies, will be borne by JPMC and not by the Merging Fund, JPMIF, the Surviving Fund, MFST or their shareholders.

            If approval of the Reorganization is obtained, you will automatically receive shares of the Surviving Fund.

            The Proposals have been carefully reviewed by the Board of Trustees of JPMIF, which has approved the Proposals.

            THE BOARD OF TRUSTEES OF JPMIF UNANIMOUSLY RECOMMENDS THAT YOU VOTE "FOR" EACH OF THE PROPOSALS.

            Following this letter is a list of commonly asked questions. If you have any additional questions on voting of proxies and/or the meeting agenda, please call us at 1-800-766-7722.

            A proxy card is enclosed for your use in the shareholder meeting. This card represents shares you held as of the record date, __________, 2001. IT IS IMPORTANT THAT YOU COMPLETE, SIGN, AND RETURN YOUR PROXY CARD IN THE ENVELOPE PROVIDED, OR CALL ____________ AS SOON AS POSSIBLE. This will ensure that your shares will be represented at the Meeting to be held on July 3, 2001.

            Please read the enclosed materials carefully. You may, of course, attend the meeting in person if you wish, in which case the proxy can be revoked by you at the Meeting.

                                                  Sincerely,



                                                  Matthew Healey
                                                  Chairman


SPECIAL NOTE: Certain shareholders may receive a telephone call from our proxy solicitor, D.F. King & Co., to answer any questions you may have or to provide assistance in voting. Remember, your vote is important! Please sign, date and promptly mail your proxy card(s) in the return envelope provided or call ___________ in order to vote.

WHY IS THE REORGANIZATION BEING PROPOSED?

The Reorganization is being proposed because each Fund's board believes it is in the best interests of shareholders to combine funds that have similar investment objectives and policies and each board believes that the Reorganization should result in a more diversified fund and in better service for shareholders, including a wider variety of investment options.

IF THE REORGANIZATION IS APPROVED, WHAT WILL HAPPEN?

In connection with the Reorganization, the Merging Fund will transfer all of its assets and liabilities to the Surviving Fund and will receive, in exchange, shares of the Surviving Fund. The Merging Fund will then be liquidated and those shares of the Surviving Fund will be distributed pro rata to shareholders such as you. After the Reorganization, you will own shares of the Surviving Fund rather than shares of the Merging Fund. The Surviving Fund invests directly in portfolio securities rather than in a master portfolio.

WHAT WILL BE THE EFFECT ON THE INVESTMENT STRATEGIES ASSOCIATED WITH MY INVESTMENT IF THE PROPOSED CHANGES ARE APPROVED?

The Surviving Fund generally has similar investment objectives and policies to those of the Merging Fund. The principal differences are as follows:

          Surviving Fund                                 Merging Fund
          --------------                                 ------------
          -  Investment objective is to seek to          -  Investment objective is to provide a
             provide monthly dividends that are             high level of tax exempt income for
             excluded from gross income and are             New York residents consistent with
             exempt from New York State and New             moderate risk of capital.
             York City personal income taxes.
             The Fund also seeks to protect the
             value of your investment.


          -  Invests in securities rated investment      -  May invest up to 10% of its assets in
             grade or unrated securities of                 non-investment grade securities
             comparable quality.                            (sometimes called "junk bonds") rated
                                                            B or BB/Ba.

          -  The average dollar-weighted maturity        -  Portfolio securities may be of any
             of the portfolio will be between               maturity.
             three and 10 years.

The Reorganization is not intended to have any immediate significant impact on the investment strategy implemented in respect of your investment. However, please note that while the Merging Fund invests all of its assets in The New York Tax Exempt Bond Portfolio (the "Master Portfolio") (which in turn invests in portfolio securities), the Surviving Fund invests directly in portfolio securities.

HOW WILL THE FEES AND EXPENSES ASSOCIATED WITH MY INVESTMENT BE AFFECTED?

As a result of the Reorganization, the contractual (or pre-waiver) total expense ratios are expected to be higher for your shares in the Surviving Fund than they are for your shares in the Merging Fund. However, the actual (or post-waiver) total expense ratios are expected to be the same or less for your shares in the Surviving Fund than they are for your shares in the Merging Fund. This is because The Chase Manhattan Bank has contractually agreed to waive fees payable to it and reimburse expenses so that the total expense ratio will remain the same for at least THREE YEARS after the Reorganization.

WILL THERE BE ANY CHANGE IN WHO MANAGES MY INVESTMENT?

Yes. JPMFAM, the investment adviser that currently manages the day-to-day investment activities of the Surviving Fund, will continue to manage that fund after the Reorganization.

WHO WILL PAY FOR THE REORGANIZATION?

The cost and expenses associated with the Reorganization, including costs of soliciting proxies, will be borne by JPMC and not by either the Merging Fund or the Surviving Fund (or shareholders of either fund).

WHAT IF I DO NOT VOTE OR VOTE AGAINST THE REORGANIZATION, YET APPROVAL OF THE REORGANIZATION IS OBTAINED?

You will automatically receive shares of the Surviving Fund.

HOW WILL THE PROPOSED CONCURRENT REORGANIZATION AFFECT MY INVESTMENT IF IT IS APPROVED BY THE SHAREHOLDERS OF THE OTHER FUND?

If the Concurrent Reorganization is approved and certain other conditions are met, the assets and liabilities of the other merging fund will become the assets and liabilities of the Surviving Fund. The consummation of the Reorganization is contingent upon the consummation of the Concurrent Reorganization.

WHY AM I BEING ASKED TO VOTE ON THE ELECTION OF TRUSTEES FOR JPMIF IF AFTER THE REORGANIZATION I WILL OWN SHARES IN THE SURVIVING FUND, A SERIES OF MFST?

Even if the Reorganization is approved, other mutual funds that are series of JPMIF will continue to exist and operate. All shareholders of any series of JPMIF as of the record date (April 6, 2001) are required to be given a vote on the proposal regarding Trustees. Because as of the record date you are still a shareholder in JPMIF, you are entitled to vote on this proposal. Shareholders of MFST are being asked to approve the same Trustees that are proposed for JPMIF.

AS A HOLDER OF SHARES OF THE MERGING FUND, WHAT DO I NEED TO DO?

Please read the enclosed Combined Prospectus/Proxy Statement and vote. Your vote is important! Accordingly, please sign, date and mail the proxy card(s) promptly in the enclosed return envelope as soon as possible after reviewing the enclosed Combined Prospectus/Proxy Statement.

MAY I ATTEND THE MEETING IN PERSON?

Yes, you may attend the Meeting in person. If you complete a proxy card and subsequently attend the Meeting, your proxy can be revoked. Therefore, to ensure that your vote is counted, we strongly urge you to mail us your signed, dated and completed proxy card(s) even if you plan to attend the Meeting.

            J.P. MORGAN INSTITUTIONAL NEW YORK TAX EXEMPT BOND FUND,
                   A SERIES OF J.P. MORGAN INSTITUTIONAL FUNDS
                           60 STATE STREET, SUITE 1300
                           BOSTON, MASSACHUSETTS 02109

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                           TO BE HELD ON JULY 3, 2001



To the Shareholders of
J.P. Morgan Institutional New York Tax Exempt Bond Fund:

            NOTICE IS HEREBY GIVEN THAT a Special Meeting of the shareholders ("Shareholders") of J.P. Morgan Institutional New York Tax Exempt Bond Fund (the "Merging Fund"), a series of J.P. Morgan Institutional Funds ("JPMIF"), will be held at the offices of J.P. Morgan Chase & Co., 1211 Avenue of the Americas, 41st Floor, New York, NY on July 3, 2001 at 9:00 a.m., (Eastern time) for the following purposes:

            ITEM 1. To consider and act upon a proposal to approve an Agreement and Plan of Reorganization (the "Reorganization Plan") by and among JPMIF, on behalf of the Merging Fund, Mutual Fund Select Trust ("MFST"), on behalf of JPMorgan New York Intermediate Tax Free Income Fund (formerly, Chase Vista New York Intermediate Tax Free Income Fund) (the "Surviving Fund"), and J.P. Morgan Chase & Co., and the transactions contemplated thereby, including (a) the transfer of all of the assets and liabilities of the Merging Fund to the Surviving Fund in exchange for Institutional Class shares of the Surviving Fund (the "Surviving Fund Shares"); and
                    (b) the distribution of such Surviving Fund Shares to the Shareholders of the Merging Fund in connection with the liquidation of the Merging Fund.

            ITEM 2. To elect __ Trustees to serve as members of the Board of
                    Trustees of JPMIF.

            ITEM 3. To transact such other business as may properly come before the Special Meeting or any adjournment(s) thereof.

            YOUR FUND TRUSTEES UNANIMOUSLY RECOMMEND THAT YOU VOTE IN FAVOR OF ITEMS 1 AND 2.

            Each proposal is described in the accompanying Combined Prospectus/Proxy Statement. Attached as Appendix A to the Combined Prospectus/Proxy Statement is a copy of the Reorganization Plan.

            Shareholders of record as of the close of business on April 6, 2001 are entitled to notice of, and to vote at, the Special Meeting or any adjournment(s) thereof.

SHAREHOLDERS ARE REQUESTED TO EXECUTE AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE THE ACCOMPANYING PROXY CARD WHICH IS BEING SOLICITED BY THE BOARD OF TRUSTEES OF JPMIF. THIS IS IMPORTANT TO ENSURE A QUORUM AT THE SPECIAL MEETING. PROXIES MAY BE REVOKED AT ANY TIME BEFORE THEY ARE EXERCISED BY SUBMITTING TO THE MERGING FUND A WRITTEN NOTICE OF REVOCATION OR A SUBSEQUENTLY EXECUTED PROXY OR BY ATTENDING THE SPECIAL MEETING AND VOTING IN PERSON.

                                                         Margaret W. Chambers
                                                         Secretary

            May 12, 2001

                       COMBINED PROSPECTUS/PROXY STATEMENT
                               DATED MAY 12, 2001

                  ACQUISITION OF THE ASSETS AND LIABILITIES OF

            J.P. MORGAN INSTITUTIONAL NEW YORK TAX EXEMPT BOND FUND,
                   A SERIES OF J.P. MORGAN INSTITUTIONAL FUNDS
                           60 STATE STREET, SUITE 1300
                           BOSTON, MASSACHUSETTS 02109
                                 (617) 557-0700

                        BY AND IN EXCHANGE FOR SHARES OF

               JPMORGAN NEW YORK INTERMEDIATE TAX FREE INCOME FUND
       (FORMERLY, CHASE VISTA NEW YORK INTERMEDIATE TAX FREE INCOME FUND),
                      A SERIES OF MUTUAL FUND SELECT TRUST
                     1211 AVENUE OF THE AMERICAS, 41ST FLOOR
                            NEW YORK, NEW YORK 10036
                               (800) 5-_________.



      This Combined Prospectus/Proxy Statement relates to the proposed reorganization of J.P. Morgan Institutional New York Tax Exempt Bond Fund (the "Merging Fund"), a series of J.P. Morgan Institutional Funds ("JPMIF"), into JPMorgan New York Intermediate Tax Free Income Fund (formerly, Chase Vista
New York Intermediate Tax Free Income Fund) (the "Surviving Fund"), a series of Mutual Fund Select Trust ("MFST"). If approved by shareholders of the Merging Fund, the proposed reorganization will be effected by transferring all of the assets and liabilities of the Merging Fund to the Surviving Fund, which has generally similar investment objectives and policies to those of the Merging Fund, in exchange for shares of the Surviving Fund (the "Reorganization"). Therefore, as a result of the proposed Reorganization, current shareholders of the Merging Fund (the "Merging Fund Shareholders") will become shareholders of the Surviving Fund ("Surviving Fund Shareholders"). JPMIF and MFST are both open-end management investment companies offering shares in several portfolios. In connection with the Reorganization, the Surviving Fund will be renamed "JPMorgan New York Intermediate Tax Free Income Fund."

      If the proposed Reorganization is approved by Merging Fund Shareholders, each Merging Fund Shareholder will receive Institutional Class shares (the "Surviving Fund Shares") of the Surviving Fund with a value equal to such Merging Fund Shareholder's holdings in the Merging Fund. The Surviving Fund currently has a multi-class structure under which it offers Class A, Class B and Institutional Class shares. In connection with the Reorganization, the Surviving Fund will rename the Institutional Class "Select Class" and will introduce a new Institutional Class.

      At the Meeting, you also will be asked to consider and vote upon the election of Trustees of JPMIF.

      The terms and conditions of these transactions are more fully described in this Combined Prospectus/Proxy Statement and in the Agreement and Plan of Reorganization (the "Reorganization Plan") among JPMIF, on behalf of the Merging Fund, MFST, on behalf of the Surviving Fund and J.P. Morgan Chase & Co. attached to this Combined Prospectus/Proxy Statement as Appendix A.

      The Board of Trustees for JPMIF is soliciting proxies in connection with a Special Meeting (the "Meeting") of Shareholders to be held on July 3, 2001 at 9:00 a.m., Eastern time, at the offices of J.P. Morgan Chase & Co., 1211 Avenue of the Americas, 41st Floor, New York, NY, at which meeting shareholders in the Merging Fund will be asked to consider and approve the proposed Reorganization Plan, certain transactions contemplated by the Reorganization Plan and certain other proposals. This Combined Prospectus/Proxy Statement constitutes the proxy statement of the Merging Fund for the meeting of its Shareholders and also constitutes MFST's prospectus for Surviving Fund Shares that have been registered with the Securities and Exchange Commission (the "Commission") and are to be issued in connection with the Reorganization.

      This Combined Prospectus/Proxy Statement, which should be retained for future reference, sets forth concisely the information about MFST and JPMIF that an investor should know before voting on the proposals. The current Prospectuses, Statements of Additional Information and Annual Reports of the Merging Fund (including the Annual Report of The New York Tax Exempt Bond Portfolio) and the Surviving Fund, and the current Semi-Annual Report of the Merging Fund (including the Semi-Annual Report of The New York Tax Exempt Bond Portfolio), are incorporated herein by reference, and the current Prospectus and Annual Report for the Surviving Fund are enclosed with this Combined Prospectus/Proxy Statement. A Statement of Additional Information relating to this Combined Prospectus/Proxy Statement containing additional information about MFST and JPMIF has been filed with the Commission and is incorporated by reference into this Combined Prospectus/Proxy Statement. A copy of the Statement of Additional Information as well as the Prospectus, Statement of Additional Information, Annual Report and Semi-Annual Report of the Merging Fund (including the Annual Report for the Institutional New York Tax-Exempt Board Portfolio may be obtained without charge by writing to MFST at its address noted above or by calling 1-800-766-7722.

      This Combined Prospectus/Proxy Statement is expected to first be sent to shareholders on or about May 12, 2001.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS COMBINED PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS COMBINED PROSPECTUS/PROXY STATEMENT AND IN THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY REFERENCE AND, IF GIVEN OR

MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY MFST OR JPMIF.

INVESTMENTS IN THE SURVIVING FUND ARE SUBJECT TO RISK--INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. NO SHARES IN THE SURVIVING FUND ARE BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED BY, OBLIGATIONS OF, OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----

INTRODUCTION...................................................................1

PROPOSAL 1:  REORGANIZATION PLAN...............................................1

SUMMARY........................................................................1

COMPARATIVE FEE AND EXPENSE TABLES.............................................5

RISK FACTORS...................................................................8

INFORMATION RELATING TO THE PROPOSED REORGANIZATION...........................10

INVESTMENT POLICIES...........................................................14

PURCHASES, REDEMPTIONS AND EXCHANGES..........................................20

DISTRIBUTIONS AND TAXES.......................................................23

COMPARISON OF THE MERGING FUND'S AND THE SURVIVING FUND'S
ORGANIZATION STRUCTURE........................................................24

INFORMATION RELATING TO THE ADVISORY CONTRACTS AND OTHER SERVICES.............26

PROPOSAL 2: ELECTION OF TRUSTEES..............................................30

VOTE REQUIRED.................................................................30

INFORMATION RELATING TO VOTING MATTERS........................................34

ADDITIONAL INFORMATION ABOUT MFST.............................................37

ADDITIONAL INFORMATION ABOUT JPMIF............................................37

FINANCIAL STATEMENTS AND EXPERTS..............................................37

OTHER BUSINESS................................................................38

LITIGATION....................................................................38

SHAREHOLDER INQUIRIES.........................................................38

APPENDIX A  AGREEMENT AND PLAN OF REORGANIZATION.............................A-1

INTRODUCTION

GENERAL

      This Combined Prospectus/Proxy Statement is being furnished to the shareholders of the Merging Fund, an open-end management investment company, in connection with the solicitation by the Board of Trustees of JPMIF of proxies to be used at a Special Meeting of Shareholders of the Merging Fund to be held on July 3, 2001 at 9:00 a.m., Eastern time, at the offices of J.P. Morgan Chase & Co., 1211 Avenue of the Americas, 41st Floor, New York, NY (together with any adjournments thereof, the "Meeting"). It is expected that the mailing of this Combined Prospectus/Proxy Statement will be made on or about May 12, 2001.

                         PROPOSAL 1: REORGANIZATION PLAN

      At the Meeting, Merging Fund Shareholders will consider and vote upon the Agreement and Plan of Reorganization (the "Reorganization Plan") dated _______, 2001 among JPMIF, on behalf of the Merging Fund, and MFST, on behalf of the Surviving Fund (the Merging Fund and the Surviving Fund are collectively defined as the "Funds"), and J.P. Morgan Chase & Co. ("JPMC"), pursuant to which all of the assets and liabilities of the Merging Fund will be transferred to the Surviving Fund in exchange for Surviving Fund Shares. As a result of the Reorganization, Merging Fund Shareholders will become shareholders of the Surviving Fund and will receive Surviving Fund Shares equal in value to their holdings in the Merging Fund on the date of the Reorganization. In connection with the Reorganization, the Surviving Fund will be renamed "J.P. Morgan NY Tax Free Bond Fund." Further information relating to the Surviving Fund is set forth herein, and the Surviving Fund's Prospectus and Annual Report is enclosed with this Combined Prospectus/Proxy Statement.

THE JPMIF BOARD HAS UNANIMOUSLY RECOMMENDED THAT SHAREHOLDERS VOTE "FOR" PROPOSAL 1.

VOTE REQUIRED

      Approval of the Reorganization Plan by the Merging Fund requires the affirmative vote of the lesser of (i) 67% or more of the shares of the Merging Fund present at the Meeting if the holders of more than 50% of the outstanding shares of the Merging Fund are present or represented by proxy and (ii) more than 50% of all outstanding shares of the Merging Fund. If the Reorganization Plan is not approved by the Merging Fund Shareholders, the JPMIF Board will consider other appropriate courses of action.

                                     SUMMARY

      The following is a summary of certain information relating to the proposed Reorganization, the parties thereto and the transactions contemplated thereby, and is qualified by reference to the more complete information contained elsewhere in this Combined Prospectus/Proxy Statement, the Prospectus, Statement of Additional Information and Annual Report in respect of each of the Surviving Fund and the Merging

Fund (including the Annual Report of The New York Tax Exempt Bond Portfolio), the Semi-Annual Report in respect of the Merging Fund (including the Semi-Annual Report of The New York Tax Exempt Bond Portfolio) and the Reorganization Plan attached to this Combined Prospectus/Proxy Statement as Appendix A.

PROPOSED REORGANIZATION

      Pursuant to the proposed Reorganization Plan, the Merging Fund will transfer all of its assets and liabilities to the Surviving Fund in exchange for shares of the Surviving Fund.

      Under the proposed Reorganization, each Merging Fund Shareholder will receive a number of Institutional Class shares of the Surviving Fund with an aggregate net asset value equal on the date of the exchange to the aggregate net asset value of such shareholder's Merging Fund Shares on such date. Therefore, following the proposed Reorganization, Merging Fund Shareholders will be Surviving Fund Shareholders. Merging Fund Shareholders will not pay a sales charge in connection with the Reorganization. See "Information Relating to the Proposed Reorganization."

      The Surviving Fund has investment objectives, policies and restrictions generally similar to the Merging Fund.

      Based upon their evaluation of the relevant information presented to them, including an analysis of the operation of the Surviving Fund both before and after the Reorganization, the terms of the Reorganization Plan, the opportunity to combine the two Funds with generally similar investment objectives and policies, and the fact that the Reorganization will be tax-free, and in light of their fiduciary duties under federal and state law, the MFST Board and the JPMIF Board, including a majority of each Board's members who are not "interested persons" within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"), have each determined that the proposed Reorganization is in the best interests of each Fund and its respective shareholders and that the interests of such shareholders will not be diluted as a result of such Reorganization.

REASONS FOR THE REORGANIZATION

      The Reorganization is being proposed because each Fund's board believes it is in the best interests of shareholders to combine funds that have similar investment objectives and policies and each board believes that the Reorganization should result in a more diversified fund and in better service for shareholders, including a wider variety of investment options.

CONCURRENT REORGANIZATION

      The Merging Fund currently invests all of its investable assets in The New York Tax Exempt Bond Portfolio (the "Master Portfolio"), which has identical investment objectives and policies as the Merging Fund and which is advised by J.P. Morgan Investment Management Inc. ("JPMIM"). J.P. Morgan New York Tax Exempt Bond Fund, a series of J.P. Morgan Funds with identical investment objectives and policies as the Merging Fund (the "Feeder Portfolio") also currently invests all of its investable assets in the Master Portfolio. The Surviving Fund has entered into a substantially similar agreement and plan of reorganization with the Feeder Portfolio (the "Concurrent Reorganization"). If each of the Reorganization and the Concurrent Reorganization is approved by the shareholders of the Merging Fund and the Feeder Portfolio, respectively, and certain other conditions are met, the Merging Fund and the Feeder Portfolio will be reorganized into the Surviving Fund and those funds will no longer invest their assets in the Master Portfolio. The consummation of the Reorganization is contingent upon the consummation of the Concurrent Reorganization.

FEDERAL INCOME TAX CONSEQUENCES

      Simpson Thacher & Bartlett will issue an opinion (based on certain assumptions) as of the effective time of the Reorganization to the effect that the transaction will not give rise to the recognition of income, gain or loss for federal income tax purposes to the Merging Fund, the Surviving Fund or the shareholders of the Merging Fund. A shareholder's holding period and tax basis of Surviving Fund Shares received by a Shareholder of the Merging Fund will be the same as the holding period and tax basis of such shareholder's shares of the Merging Fund. In addition, the holding period and tax basis of those assets owned by the Merging Fund and transferred to the Surviving Fund will be identical for the Surviving Fund. See "Information Relating to the Proposed Reorganization - Federal Income Tax Consequences."

INVESTMENT ADVISERS

      The investment adviser for the Master Portfolio (and therefore the assets of the Merging Fund and the Feeder Portfolio) is JPMIM. The investment adviser for the Surviving Fund is J.P. Morgan Fleming Asset Management (USA) Inc. ("JPMFAM"). JPMFAM and JPMIM are each wholly-owned subsidiaries of JPMC. JPMFAM will continue to serve as investment adviser for the Surviving Fund following the Reorganization.

INVESTMENT OBJECTIVES AND POLICIES

      The investment objective of the Surviving Fund is to seek to provide monthly dividends that are excluded from gross income and are exempt from New York State and New York City personal income taxes. The Fund also seeks to protect the value of your investment. The investment objective of the Merging Fund is to provide a high level of tax exempt income for New York residents consistent with moderate risk of capital. See "Risk Factors" and "Investment Policies."

      The investment policies of the Surviving Fund are generally similar to those of the Merging Fund. However, there are certain important differences. The Surviving Fund invests its assets directly in portfolio securities, while the Merging Fund invests its assets in the Master Portfolio, which in turn invests in portfolio securities. As a fundamental policy, the Surviving Fund normally invests at least 80% of its total assets in New York municipal obligations whose interest payments are (i) excluded from gross income and exempt from New York State and New York City income taxes and (ii) excluded from the federal alternative minimum tax on individuals. UNDER NORMAL CIRCUMSTANCES, THE MERGING FUND INVESTS AT LEAST 65% OF ITS TOTAL ASSETS IN NEW YORK MUNICIPAL SECURITIES. THIS POLICY IS NON-FUNDAMENTAL, WHICH MEANS IT CAN BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

      The average dollar-weighted maturity of the Surviving Fund's portfolio will be between three and 10 years. THE MERGING FUND'S SECURITIES MAY BE OF ANY MATURITY.

PRINCIPAL RISKS OF INVESTING IN THE SURVIVING FUND

      The principal risk factors associated with an investment in the Surviving Fund are those typically associated with investing in a managed portfolio of fixed income securities. In particular, the value of shares of the Surviving Fund will be influenced by the performance of the securities selected for its portfolio. The principal value of fixed-income investments tends to fall when prevailing interest rates rise. The Surviving Fund invests primarily in New York State and its municipalities and public authorities. A number of municipal issuers, including the State of New York and New York City, have a history of financial problems. If more than 5% of the Surviving Fund's assets are invested in any one municipality, this risk could increase. The Surviving Fund is not diversified. It may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. That makes the value of its shares more sensitive to economic problems among those issuing the securities. See "Risk Factors."

CERTAIN ARRANGEMENTS WITH SERVICE PROVIDERS

ADVISORY SERVICES

      The investment adviser for the Surviving Fund is JPMFAM. JPMFAM oversees the asset management of the Surviving Fund. As compensation for its services, JPMFAM receives a management fee from the Surviving Fund at an annual rate of 0.30% of average daily net assets. The Merging Fund currently pays a management fee indirectly at an annual rate of 0.30% of average daily net assets. Following the Reorganization, JPMIM will manage the Surviving Fund's assets and will receive a fee at an annual rate of 60% of average daily net assets.

OTHER SERVICES

      J.P. Morgan Fund Distributors, Inc. (the "Distributor") is the distributor for the Surviving Fund. The Chase Manhattan Bank ("Chase") serves as shareholder servicing agent, administrator, fund accountant and custodian, an affiliate of the Distributor serves as sub-administrator and DST Systems, Inc. ("DST") serves as transfer agent and dividend disbursing agent for the Surviving Fund. PricewaterhouseCoopers LLP serves as the Surviving Fund's independent accountants.

ADMINISTRATOR

      As administrator, Chase receives a fee of 0.15% of average daily net assets. It is anticipated that, in connection with the Reorganization, the administration fee will be amended to reduce the fee to 0.075% for complex wide non-money Fund assets in excess of $26 billion.

ORGANIZATION

      Each of MFST and JPMIF is organized as a Massachusetts business trust. The Merging Fund is organized as a series of JPMIF and the Surviving Fund is organized as a series of MFST.

PURCHASES, REDEMPTIONS AND EXCHANGES

      After the Reorganization, the procedures for making purchases, redemptions and exchanges of shares of the Surviving Fund will be as described in this Combined Prospectus/Proxy Statement and in the Surviving Fund's Prospectus and Statement of Additional Information.

                       COMPARATIVE FEE AND EXPENSE TABLES

      The table below shows (i) information regarding the fees and expenses paid by each of the Merging Fund and the Surviving Fund that reflect current expense arrangements; and (ii) estimated fees and expenses on a pro forma basis for the Surviving Fund after giving effect to the proposed Reorganization and the Concurrent Reorganization. Under the proposed Reorganization, holders of shares of the Merging Fund will receive Institutional Class shares of the Surviving Fund. Please note that the Surviving Fund currently has three classes of shares:
Class A, Class B and Institutional Class Shares. In connection with the Reorganization and the Concurrent Reorganization, the Surviving Fund will rename the Institutional Class "Select Class" and will introduce a new Institutional Class.

      The table indicates that while contractual (pre-waiver) total expense ratios for current shareholders of the Merging Fund are anticipated to be higher following the Reorganization, actual (post-waiver) total expense ratios for current shareholders of the Merging Fund are anticipated to be less or stay the same following the Reorganization. This is because Chase has agreed to waive certain fees and/or reimburse certain expenses to ensure that actual total operating expenses do not increase for at least three years.

                                                   THE MERGING FUND                         THE SURVIVING FUND
                                                 --------------------   -----------------------------------------------------------
                                                                                                               INSTITUTIONAL CLASS
                                                        SHARES           CLASS A SHARES     CLASS B SHARES           SHARES
                                                 --------------------   ----------------   ----------------   ---------------------
SHAREHOLDER FEES (FEES PAID
    DIRECTLY FROM YOUR INVESTMENT) -
    Maximum Sales Charge (Load)
    when you buy shares, shown as % of
    the offering price....................               None                 4.50%              None                 None
     Maximum Deferred Sales Charge
    (Load) shown as lower of original purchase
    price or redemption proceeds..........               None                 None               5.00%                None
 ANNUAL FUND OPERATING EXPENSES (expenses that
are deducted from Fund assets)
Management Fees...........................               0.30%                0.30%              0.30%                0.30%
Distribution (12b-1) Fees.................               None                 0.25%              0.75%                None
Other Expenses............................               0.26%                0.63%              0.63%               0.47%#
Total Annual Fund Operating
    Expenses..............................               0.56%                1.18%              1.68%               0.77%#
Fee Waiver and Expense Reimbursements (A)(B)             0.06%                0.43%              0.04%                0.02%
Net Expenses..............................               0.50%                0.75%              1.64%               0.75%#

(A) Reflects an agreement by Morgan, an affiliate of JPMC, to reimburse the Fund to the extent operating expenses (which exclude interest, taxes, and extraordinary expenses) exceed 0.50% of average daily net assets with respect to the Merging Fund through 11/30/01.

(B) The actual Distribution Fees for Class A shares are currently expected to be 0.00% of average daily net assets, the actual Other Expenses for Class A, B and Institutional shares are expected to be 0.45%, 0.59% and 0.45% of average daily net assets, respectively and Total Annual Fund Operating Expenses for Class A and B shares are expected not to exceed 0.75%, 1.64% and 0.75% of average daily net assets, respectively. That is because Chase has agreed not to collect a portion of its fees and to reimburse others. Chase may end this arrangement after one year.

     (1) The offering price is the net asset value of the shares purchased plus any sales charge.

     *  The table is based on estimated expenses for current fiscal year.
     # Restated from the most recent fiscal year to reflect current expense arrangements.

                                                                                              THE SURVIVING FUND
                                                                                ----------------------------------------------

                                                                                   PRO FORMA WITH CONCURRENT REORGANIZATION
                                                                                ----------------------------------------------

                                                                                          INSTITUTIONAL CLASS SHARES
                                                                                ----------------------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR
    INVESTMENT) -Maximum Sales Charge (Load) when
    you buy shares, shown as % of the offering price(A).................                             None

    Maximum Deferred Sales Charge (Load) Shown as
    lower of original purchase price or redemption proceeds.............                             None

ANNUAL FUND OPERATING EXPENSES (EXPENSES
     THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fees.........................................................                             0.30%

Distribution (12b-1) Fees...............................................                             None

Other Expenses..........................................................                             0.32%

Total Annual Fund Operating Expenses....................................                             0.62%

Fee Waivers and Expense Reimbursements(A)...............................                             0.12%

Net Expenses............................................................                             0.50%

(A) Reflects an agreement by Chase, a wholly owned subsidiary of JPMC, to reimburse the fund to the extent operating expenses (which exclude interest, taxes, and extraordinary expenses) exceed 0.50% of Institutional Class Shares for three years after the Reorganization.

# The offering price is the net asset value of the shares purchased plus any sales charges.


      The table does not reflect charges or credits which investors might incur if they invest through a financial institution.

      EXAMPLE: This example helps investors compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example assumes:

-   you invest $10,000;

-   you sell all of your shares at the end of each period;

-   your investment has a 5% return each year; and

- each Fund's operating expenses are waived for three years after the Reorganization and are unwaived thereafter.

Although actual costs may be higher or lower, based upon these assumptions your costs would be:

                                                                                 1 YEAR      3 YEARS      5 YEARS      10 YEARS
                                                                                --------    ---------    ---------    ----------
THE MERGING FUND............................................................     $   51      $   171      $   307      $    696

THE SURVIVING FUND
    Class A Shares*.........................................................     $  523      $   679      $   943      $  1,697
    Class A Shares (without sales charge)...................................     $   77      $   240      $   516      $  1,305
    Class B Shares**........................................................     $  658      $   973      $ 1,301      $  1,969***
    Class B Shares (without sale)...........................................     $  167      $   517      $   899      $  1,969***
    Institutional Class Shares..............................................     $   77      $   233      $   413      $    933

PRO FORMA THE SURVIVING FUND WITH CONCURRENT REORGANIZATION
    Institutional Class Shares..............................................     $   51      $   160      $   308      $    738

---------------------

* Assumes sales charge is deducted when shares are purchased. Shareholders who receive Select Class shares as a result of the proposed reorganization will not be charged a sales load.

**  Assumes applicable deferred sales charge is deducted when shares are sold.

*** Reflects conversion of Class B shares to Class A shares after they have been owned for eight years.



                                  RISK FACTORS

      The following discussion highlights the principal risk factors associated with an investment in the Surviving Fund. The Surviving Fund has investment policies and investment restrictions generally similar to those of the Merging Fund. Therefore, there should be similarities between the risk factors associated with the Surviving Fund and the Merging Fund. This discussion is qualified in its entirety by the more extensive discussion of risk factors set forth in the Prospectus and Statement of Additional Information of the Surviving Fund, which are incorporated herein by reference.

      All mutual funds carry a certain amount of risk. You may lose money on your investment in the Surviving Fund. The Surviving Fund may not achieve its objective if JPMFAM's expectations regarding particular securities or markets are not met. Adverse market conditions may from time to time cause the Fund to take temporary defensive positions that are inconsistent with its principal investment strategies and may hinder the Fund from achieving its investment objective.

      The principal value of fixed-income investments tends to fall when prevailing interest rates rise.

      The Surviving Fund invests primarily in New York State and its municipalities and public authorities. A number of municipal issuers, including the State of New York and New York City, have a history of financial problems. If the state, or any of the local government bodies, gets into financial trouble, it could have trouble paying interest and principal. This would hurt the Fund's returns and its ability to preserve capital and liquidity. If more than 5% of the Fund's assets are invested in any one municipality, this risk could increase.

      Under some circumstances, municipal lease obligations might not pay interest unless the state or municipal legislature authorizes money for that purpose. Some securities, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.

      Normally, the Surviving Fund may invest up to 20% of its total assets in securities whose interest is subject to the federal alternative minimum tax. Consult your tax professional for more information.

      Since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Surviving Fund could increase if the banking or financial sector suffers an economic downturn.

      The Surviving Fund may invest in municipal obligations backed by foreign institutions. This could carry more risk than securities backed by U.S. institutions, because of political or economic instability, the imposition of government controls, or regulations that don't match U.S. standards.

      The value of zero coupon securities, inverse floaters and interest rate caps tends to fluctuate according to interest rate changes significantly more than the value of ordinary interest-paying debt securities. The price of a security with an interest rate cap will change more often and to a greater degree than a municipal security without one.

      A forward commitment could lose value if the underlying security falls in value before the settlement date or if the other party fails to meet its obligation to complete the transaction.

      Derivatives may be more risky than other types of investments because they may respond more to changes in economic conditions than other types of investments. If they are used for non-hedging purposes, they could cause losses that exceed the Surviving Fund's original investment.

      The Surviving Fund is not diversified. It may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. That makes the value of its shares more sensitive to economic problems among those issuing the securities. In addition, more than 25% of the Surviving Fund's total assets may be invested in securities that rely on similar projects for their income stream. As a result, the Surviving Fund could be more susceptible to developments that affect those projects.

      Investments in the Surviving Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

               INFORMATION RELATING TO THE PROPOSED REORGANIZATION

GENERAL

      The terms and conditions under which the Reorganization may be consummated are set forth in the Reorganization Plan. Significant provisions of the Reorganization Plan are summarized below; however, this summary is qualified in its entirety by reference to the Reorganization Plan, a copy of which is attached as Appendix A to this Combined Prospectus/Proxy Statement and which is incorporated herein by reference.

DESCRIPTION OF THE REORGANIZATION PLAN

      In connection with the Reorganization and the Concurrent Reorganization, the Merging Fund will cease investing in the Merging Fund Master Portfolio. The Reorganization Plan provides that at the Effective Time (as defined in the Reorganization Plan) of the Reorganization, the assets and liabilities of the Merging Fund will be transferred to and assumed by the Surviving Fund. In exchange for the transfer of the assets and the assumption of the liabilities of the Merging Fund, MFST will issue at the Effective Time of the Reorganization full and fractional Institutional Class shares of the Surviving Fund equal in aggregate dollar value to the aggregate net asset value of full and fractional outstanding shares of the Merging Fund as determined at the valuation time specified in the Reorganization Plan. The Reorganization Plan provides that the Merging Fund will declare a dividend or dividends prior to the Effective Time of the Reorganization which, together with all previous dividends, will have the effect of distributing to Merging Fund Shareholders all undistributed net investment income earned and net capital gain realized up to and including the Effective Time of the Reorganization.

      Following the transfer of assets to, and the assumption of the liabilities of the Merging Fund by, the Surviving Fund, the Merging Fund will distribute Select Class Shares received by it to the Merging Fund Shareholders in liquidation of the Merging Fund. Each Merging Fund Shareholder at the Effective Time of the Reorganization will receive an amount of Institutional Class shares with a total net asset value equal to the net asset value of their Merging Fund Shares plus the right to receive any dividends or distributions which were declared before the Effective Time of the Reorganization but that remained unpaid at that time with respect to the shares of the Merging Fund.

      The Surviving Fund expects to maintain most of the portfolio investments of the Merging Fund in light of the similar investment policies of the Merging Fund and the Surviving Fund.

      After the Reorganization, all of the issued and outstanding shares of the Merging Fund shall be canceled on the books of the Merging Fund and the stock transfer books of the Merging Fund will be permanently closed.

      The Reorganization is subject to a number of conditions, including without limitation: approval of the Reorganization Plan and the transactions contemplated thereby described in this Combined Prospectus/Proxy Statement by the Merging Fund Shareholders; the receipt of a legal opinion from Simpson Thacher & Bartlett with respect to certain tax issues, as more fully described in "Federal Income Tax Consequences" below; and the parties' performance in all material respects of their respective agreements and undertakings in the Reorganization Plan. Assuming satisfaction of the conditions in the Reorganization Plan, the Effective Time of the Reorganization will be on August 11, 2001 or such other date as is agreed to by the parties.

      In addition, the consummation of the Reorganization is contingent upon the consummation of the Concurrent Reorganization.

      The expenses of the Funds in connection with the Reorganization will be borne by JPMC.

      The Reorganization Plan and the Reorganization described herein may be abandoned at any time prior to the Effective Time of the Reorganization by either party if a material condition to the performance of such party under the Reorganization Plan or a material covenant of the other party is not fulfilled by the date specified in the Reorganization Plan or if there is a material default or material breach of the Reorganization Plan by the other party. In addition, either party may terminate the Reorganization Plan if its trustees determine that proceeding with the Reorganization Plan is not in the best interests of their Fund's shareholders.

BOARD CONSIDERATIONS

      The Board met on March 26 and 27, 2001 and the MFST Board met on April 3, 2001, and each considered and discussed the proposed Reorganization. The Trustees of each Board discussed the advantages of reorganizing the Merging Fund into the Surviving Fund.

      The Board of each trust has determined that it is in the best interests of the Fund's shareholders to combine the Merging Fund with the Surviving Fund. This Reorganization is part of the general integration of the J.P. Morgan and former Chase Vista funds into a single mutual fund complex. In reaching the conclusion that the Reorganization is in the best interests of Fund shareholders, each Board considered a number of factors including, among others: the terms of the Reorganization Plan; a comparison of each Fund's historical and projected expense ratios; the comparative investment performance of the Merging Fund and the Surviving Fund; the anticipated effect of such Reorganization on the relevant Fund and its shareholders; the investment advisory services supplied by the surviving Fund's investment adviser; the management and other fees payable by the Surviving Fund; the similarities and differences in the investment objectives and policies of the Merging Fund and the Surviving Fund; and the recommendations of the relevant Fund's current investment adviser with respect to the proposed Reorganization.

      Each Board determined that the Funds have generally similar investment objectives and policies. They noted that the Reorganization could permit the shareholders of the Merging Fund to pursue similar investment goals in a larger fund that has generally had better historical performance. A larger fund should enhance the ability of the investment adviser to effect portfolio transactions on more favorable terms and provide greater flexibility and the ability to select a larger number of portfolio securities. This could result in increased diversification for shareholders. In addition, the larger aggregate asset base could, over time, result in lower overall expense ratios for shareholders through the spreading of both fixed and variable costs of operations over a larger asset base. As a general rule, economies of scale may be realized with respect to fixed expenses, such as costs of printing and fees for professional services, although expenses that are based on the value of assets or the number of shareholder accounts, such as custody fees, would be largely unaffected by the Reorganization.

      Each Board also considered benefits expected to arise as a result of the Reorganization. Among these benefits, the Board noted that Surviving Fund Shareholders would be able to exchange into a larger number and greater variety of funds and the Surviving Fund would also benefit from the administrator's overall intent to enhance its ability effectively to monitor and oversee the quality of all service providers to the fund, including the investment adviser.

      Finally, the Board considered the expenses related to the Reorganization. The Board noted the administrator's undertaking to waive fees or reimburse the Surviving Fund's expenses so that the total expense ratio of each share class of the Merging Fund does not increase during the period specified in the expense table. Additional important factors were that all costs and expenses of the Reorganization would be borne by JPMC and the fact that the Board was advised that Reorganization would constitute a tax-free reorganization.

      After considering the foregoing factors, together with such information as it believed to be relevant, and in light of its fiduciary duties under federal and state law, each Board determined that the proposed Reorganization is in the best interests of the applicable Fund and its shareholders, determined the interests of the shareholders would not be diluted as a result of the Reorganization, approved the Reorganization Plan and directed that the Reorganization Plan be submitted to the Merging Fund Shareholders for approval.

      THE JPMIF BOARD UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS VOTE "FOR" THE PROPOSAL.

      The JPMIF Board has not determined what action the Merging Fund will take in the event shareholders do not approve the Reorganization Plan or for any reason the Reorganization is not consummated. In either such event, the Board will consider other appropriate courses of action.

INFORMATION RELATING TO CONCURRENT REORGANIZATION

      The terms and conditions under which the Concurrent Reorganization may be consummated are set forth in a reorganization plan which is substantially similar to the Reorganization Plan you are considering. Concurrently with the Reorganization and the Concurrent Reorganization, the Merging Fund and the Feeder Portfolio will no longer invest their assets in the Master Portfolio. The consummation of the Reorganization is contingent upon the consummation of the Concurrent Reorganization.

FEDERAL INCOME TAX CONSEQUENCES

      Consummation of the Reorganization is subject to the condition that JPMIF receive an opinion from Simpson Thacher & Bartlett to the effect that for federal income tax purposes: (i) the transfer of all of the assets and liabilities of the Merging Fund to the Surviving Fund in exchange for the Surviving Fund Shares and the liquidating distributions to shareholders of the Surviving Fund Shares so received, as described in the Reorganization Plan, will constitute a reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"), and with respect to the Reorganization, the Merging Fund and the Surviving Fund will each be considered "a party to a reorganization" within the meaning of Section 368(b) of the Code;
(ii) no gain or loss will be recognized by the Merging Fund as a result of such transaction; (iii) no gain or loss will be recognized by the Surviving Fund as a result of such transaction; (iv) no gain or loss will be recognized by the Merging Fund Shareholders on the distribution to the Merging Fund Shareholders of the Surviving Fund Shares solely in exchange for their Merging Fund Shares;
(v) the aggregate basis of shares of the Surviving Fund received by a shareholder of the Merging Fund will be the same as the aggregate basis of such Merging Fund Shareholder's Merging Fund Shares immediately prior to the Reorganization; (vi) the basis of the Surviving Fund in the assets of the Merging Fund received pursuant to such transaction will be the same as the basis of such assets in the hands of the Merging Fund immediately before such transaction; (vii) a Merging Fund Shareholder's holding period for the Surviving Fund Shares will be determined by including the period for which such Merging Fund Shareholder held the Merging Fund Shares exchanged therefor, provided that the Merging Fund Shareholder held such Merging Fund Shares as a capital asset; and (viii) the Surviving Fund's holding period with respect to the assets received in the Reorganization will include the period for which such assets were held by the Merging Fund.

      JPMIF has not sought a tax ruling from the Internal Revenue Service (the "IRS"), but is acting in reliance upon the opinion of counsel discussed in the previous paragraph. That opinion is not binding on the IRS and does not preclude the IRS from adopting a contrary position. Shareholders should consult their own advisers concerning the potential tax consequences to them, including state and local income taxes.

CAPITALIZATION

      Because the Merging Fund will be combined with the Surviving Fund in the Reorganization as well as another fund as a result of the Concurrent Reorganization, the total capitalization of the Surviving Fund after the Reorganization and the Concurrent Reorganization is expected to be greater than the current capitalization of the Merging Fund. The following table sets forth as of February 28, 2001: (i) the capitalization of the Merging Fund; (ii) the capitalization of the Surviving Fund; and (iii) the pro forma capitalization of the Surviving Fund as adjusted to give effect to the Reorganization and the Concurrent Reorganization. There is, of course, no assurance that the Reorganization and the Concurrent Reorganization will be consummated. Moreover, if consummated, the capitalizations of the Surviving Fund and the Merging Fund are likely to be different at the Effective Time of the Reorganization as a result of fluctuations in the value of portfolio securities of each Fund and daily share purchase and redemption activity in each Fund. The Surviving Fund currently has three classes of shares: Class A, Class B and Institutional Class Shares. In connection with the Reorganization and the Concurrent Reorganization, the Surviving Fund will rename the Institutional Class "Select Class" and will introduce a new Institutional Class.

                                                                                      CAPITALIZATION
                                                                           PRO FORMA WITH CONCURRENT REORGANIZATION
                                                            ------------------------------------------------------------------
                                                             BENEFICIAL
                                                              INTEREST           SHARES                       NET ASSET VALUE
                                                             OUTSTANDING      OUTSTANDING      NET ASSETS        PER SHARE
                                                            -------------    -------------    ------------   -----------------
J.P. MORGAN FUNDS
J.P. Morgan New York Tax                                     12,442,492                 -      132,943,991         10.68
Exempt Bond Fund
J.P. Morgan Institutional New                                19,582,907                 -      210,595,176         10.75
York Tax Exempt Bond Fund (Merging Fund)

THE SURVIVING FUND
Class A                                                               -        10,744,015       77,464,347          7.21
Class B                                                               -         1,764,000       12,718,442          7.21
Institutional (Renamed Select)                                        -        40,992,150      295,494,553          7.21

PRO FORMA COMBINED
Class A                                                               -        10,744,015       77,464,347          7.21
Class B                                                               -         1,764,000       12,718,442          7.21
Select                                                                -        59,422,822      428,427,669          7.21
Institutional                                                         -        29,197,815      210,516,247          7.21


                               INVESTMENT POLICIES

      The following discussion summarizes some of the investment policies of the Surviving Fund. Except as noted below, the Merging Fund generally has similar investment policies to those of the Surviving Fund. This section is qualified in its entirety by the discussion in the Prospectus and Statement of Additional Information of the Surviving Fund, which are incorporated herein by reference.

OBJECTIVE

      The investment objective of the Surviving Fund is to seek to provide monthly dividends that are excluded from gross income and are exempt from New York State and New York City personal income taxes. The Fund also seeks to protect the value of your investment. THE INVESTMENT OBJECTIVE OF THE MERGING FUND IS TO PROVIDE A HIGH LEVEL OF TAX EXEMPT INCOME FOR NEW YORK RESIDENTS CONSISTENT WITH MODERATE RISK OF CAPITAL. Both Funds may change their objective without shareholder approval.

MAIN INVESTMENT STRATEGIES

      The Surviving Fund invests its assets directly in portfolio securities. THE MERGING FUND INVESTS ITS ASSETS IN THE MASTER PORTFOLIO, WHICH IN TURN INVESTS IN PORTFOLIO SECURITIES.

      As a fundamental policy, the Surviving Fund normally invests at least 80% of its total assets in New York municipal obligations whose interest payments are:

- excluded from gross income and exempt from New York State and New York City income taxes, and

-   excluded from the federal alternative minimum tax on individuals.

New York municipal obligations are those issued by New York State, its political subsidiaries, as well as Puerto Rico, other U.S. territories and their political subdivisions.

      UNDER NORMAL CIRCUMSTANCES, THE MERGING FUND INVESTS AT LEAST 65% OF ITS TOTAL ASSETS IN NEW YORK MUNICIPAL SECURITIES. THIS POLICY IS NON-FUNDAMENTAL, WHICH MEANS IT CAN BE CHANGED WITHOUT SHAREHOLDER APPROVAL.

      The Surviving Fund invests in securities that are rated as investment grade by Moody's Investors Service, Inc., Standard & Poor's Corporation or Fitch Investors Service Inc. or another national rating organization. It may also invest in unrated securities of comparable quality.

      The Surviving Fund may also invest in derivatives, inverse floaters and interest rate caps, zero coupon securities and forward commitments. These instruments may be used to increase the Fund's income or gain. Derivatives, which are financial instruments whose value is based on another security, index or exchange rate, might also be used to hedge various market risks.

      The Surviving Fund seeks to develop an appropriate portfolio by comparing, among other factors, credit quality, yields and call provisions of different municipal issuers, and examining structural changes along the yield curve in an attempt to maximize investment returns while minimizing risk.

      The average dollar-weighted maturity of the Surviving Fund's portfolio will be between three and 10 years. THE MERGING FUND'S SECURITIES MAY BE OF ANY MATURITY, BUT IT'S DURATION GENERALLY WILL RANGE BETWEEN THREE AND SEVEN YEARS.

      Under normal market conditions, the Surviving Fund reserves the right to invest up to 20% of its total assets in securities that pay interest subject to federal income tax, the federal alternative minimum tax on individuals or New York State and New York City personal income taxes. To temporarily defend the value of its assets during unusual market conditions, the Fund may exceed this limit.

      No more than 25% of total assets may be invested in any one industry, other than governments and public authorities.

      The Surviving Fund may invest in money market funds so that it can easily convert investments into cash without losing a significant amount of money in the process.

      The Surviving Fund may also invest in municipal lease obligations. These allow the Fund to participate in municipal lease agreements and installment purchase contracts. The Surviving Fund may invest up to 25% of its total assets in municipal lease obligations backed by letters of credit or guarantees from U.S. and foreign banks and other foreign institutions.

      There may be times when there are not enough securities available to meet the Surviving Fund's needs. On these occasions, the Fund may invest in repurchase agreements or Treasury securities that may be subject to federal income tax.

      The Surviving Fund may change any of its non-fundamental investment policies (including its investment objective) without shareholder approval.

      How frequently the Surviving Fund buys and sells securities will vary from year to year, depending on market conditions.

INVESTMENT RESTRICTIONS

      The Surviving Fund and the Merging Fund have each adopted the following investment restrictions which may not be changed without approval by a "majority of the outstanding shares" of a Fund, which means the vote of the lesser of (i) 67% or more of the shares of a Fund present at a meeting, if the holders of more than 50% of the outstanding shares of a Fund are present or represented by proxy, and (ii) more than 50% of the outstanding shares of a Fund.

----------------------------------------------------------------------------------------------
           SURVIVING FUND                                     MERGING FUND
----------------------------------------------------------------------------------------------
The Surviving Fund may not purchase the       The Merging Fund may not purchase any
securities of any issuer (other than          security which would cause it to concentrate
securities issued or guaranteed by the        its investments in the securities of
U.S. government or any of its agencies        issuers primarily engaged in any particular
or instrumentalities, or repurchase           industry except as permitted by the
agreements secured thereby) if, as a          Commission.
result, more than 25% of the Surviving
Fund's total assets would be invested
in the securities of companies whose
principal business activities are in the
same industry.  Notwithstanding the
foregoing, with respect to the Surviving
Fund's permissible futures and options
transactions in U.S. Government
securities, positions in such options
and futures shall not be subject to this
restriction.  This restriction is not
applicable to investments in municipal
obligations where the issuer is regarded
as a state, city, municipality or other
public authority since such entities are
not members of any "industry."
----------------------------------------------------------------------------------------------
The Surviving Fund may not borrow money,      The Merging Fund may not borrow money, except
except for temporary or emergency             to the extent permitted by applicable law.
purposes, or by engaging in reverse
repurchase transactions, in an amount not
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
           SURVIVING FUND                                     MERGING FUND
----------------------------------------------------------------------------------------------
exceeding 33-1/3% of the value of its total
assets at the time when the loan is made
and may pledge, mortgage or hypothecate no
more than 1/3 of its net assets to secure
such borrowings.  Any borrowings
representing more than 5% of the Surviving
Fund's total assets must be repaid before
the Surviving Fund may make additional
investments.
----------------------------------------------------------------------------------------------
The Surviving Fund may not purchase or sell   The Merging Fund may not purchase or sell
physical commodities unless acquired as a     commodities or commodity contracts unless
result of ownership of securities or other    acquired as a result of ownership of securities
instruments but this shall not prevent the    or other instruments issued by persons that
Fund from (i) purchasing or selling options   purchase or sell commodities or commodities
and futures contracts or from investing in    contracts; but this shall not prevent the
securities or other instruments backed by     Merging Fund from purchasing, selling and
physical commodities or (ii) engaging in      entering into financial futures contracts
forward purchases or sales of foreign         (including futures contracts on indices of
currencies or securities.                     securities, interest rates and currencies),
                                              options on financial futures contracts
                                              (including futures contracts on indices of
                                              securities, interest rates and currencies),
                                              warrants, swaps, forward contracts, foreign
                                              currency spot and forward contracts or other
                                              derivative instruments that are not related
                                              to physical commodities.
----------------------------------------------------------------------------------------------
The Surviving Fund may not make loans,        The Merging Fund may make loans to other
except that the Surviving Fund may: (i)       persons, in accordance with the Fund's
purchase and hold debt instruments            investment objective and policies and to the
(including without limitation, bonds,         extent permitted by applicable law.
notes, debentures or other obligations and
certificates of deposit, bankers'
acceptances and fixed time deposits) in
accordance with its investment objectives
and policies; (ii) enter into repurchase
agreements with respect to portfolio
securities; and (iii) lend portfolio
securities with a value not in excess of
one-third of the value of its total
assets. Shareholders of the Surviving Fund
currently are considering a proposal that,
if passed at a shareholder meeting to be
held the same day as the Meeting of the
Merging
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
           SURVIVING FUND                                     MERGING FUND
----------------------------------------------------------------------------------------------
Fund, would adopt a fundamental
investment restriction regarding loans
that is identical to the Merging Fund's
restriction.
----------------------------------------------------------------------------------------------

      Neither Fund may issue senior securities, except as permitted under the 1940 Act or any rule, order or interpretation thereunder.

      Neither Fund may underwrite securities of other issuers, except to the extent that the Fund, in disposing of portfolio securities, may be deemed an underwriter within the meaning of the Securities Act of 1933, as amended.

      Neither Fund may purchase or sell real estate (including, for the Surviving Fund, real estate limited partnerships), except that, to the extent permitted by applicable law, each Fund may (a) invest in securities or other instruments directly or indirectly secured by real estate, (b) invest in securities or other instruments issued by issuers that invest in real estate and
(c) make direct investments in mortgages.

      The Merging Fund is not subject to a similar fundamental restriction. However, the Merging Fund currently does invest all of its investable assets in the Master Portfolio, following the Reorganization, the Merging Fund will invest directly in portfolio securities. Notwithstanding any other investment policy or restriction, the Surviving Fund may seek to achieve its investment objective by investing all of its investable assets in another investment company having substantially the same investment objective and policies as the Surviving Fund.

      NON-FUNDAMENTAL INVESTMENT RESTRICTIONS. The investment restrictions described below are not fundamental policies of the Surviving Fund and/or the Merging Fund and may be changed by their respective Trustees.

----------------------------------------------------------------------------------------------
           SURVIVING FUND                                     MERGING FUND
----------------------------------------------------------------------------------------------
The Surviving Fund may not invest more        The Merging Fund may not acquire any illiquid
than 15% of its net assets in illiquid        securities, such as repurchase agreements with
securities.                                   more than seven days to maturity or fixed time
                                              deposits with a duration of over seven calendar
                                              days, if as a result thereof, more than 15% of
                                              the market value of the Merging Fund's net
                                              assets would be in investments which are
                                              illiquid.
----------------------------------------------------------------------------------------------
The Surviving Fund may not make short sales   The Merging Fund may not purchase securities
of securities, other than short sales         on margin, make short sales of
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
           SURVIVING FUND                                     MERGING FUND
----------------------------------------------------------------------------------------------
"against the box," or purchase securities     securities, or maintain a short position,
on margin except for short-term credits       provided that this restriction shall not be
necessary for clearance of portfolio          deemed to be applicable to the purchase or
transactions, provided that this restriction  sale of when-issued or delayed delivery
will not be applied to limit the use of       securities, or to short sales that are covered
options, futures contracts and related        in accordance with Commission rules.
options, in the manner otherwise permitted
by the investment restrictions, policies
and investment program of the Fund. The
Surviving Fund does not have the current
intention of making short sales against
the box.
----------------------------------------------------------------------------------------------
The Surviving Fund may invest up to 5% of     The Merging Fund may not acquire securities
its total assets in the securities of any     of other investment companies, except as
one investment company, but may not own more  permitted by the 1940 Act or any order pursuant
than 3% of the securities of any one          thereto.
investment company or invest more than 10%
of its total assets in the securities of
other investment companies.
----------------------------------------------------------------------------------------------
The Surviving Fund may not purchase or sell   The Merging Fund is not subject to a similar
interests in oil, gas or mineral leases.      non-fundamental restriction.
----------------------------------------------------------------------------------------------
The Surviving Fund may not write, purchase    The Merging Fund is not subject to a similar
or sell any put or call option or any         non-fundamental restriction.
combination thereof, provided that this
shall not prevent (i) the writing,
purchasing or selling of puts, calls or
combinations thereof with respect to
portfolio securities or (ii) with respect
to the Surviving Fund's permissible
futures and options transactions, the
writing, purchasing, ownership, holding
or selling of futures and options positions
or of puts, calls or combinations thereof
with respect to futures.
----------------------------------------------------------------------------------------------
The Surviving Fund may not, with respect      The Merging Fund is not subject to a similar
to 50% of its assets, hold more than 10%      non-fundamental restriction.
of the outstanding voting securities of any
issuer.
----------------------------------------------------------------------------------------------

      There will be no violation of any investment restriction if that restriction is complied with at the time the relevant action is taken notwithstanding a later change in market value of an investment, in net or total assets, in the securities rating of the investment, or any other later change.

                      PURCHASES, REDEMPTIONS AND EXCHANGES

      Following the Reorganization, the procedures for purchases, redemptions and exchanges of shares will be those of the Surviving Fund, which are generally similar to those of the Merging Fund. Please note that the Surviving Fund currently has three classes of shares: Class A, Class B and Institutional Class Shares. In connection with the Reorganization and the Concurrent Reorganization, the Surviving Fund will rename the Institutional Class "Select Class" and will introduce a new Institutional Class. The following discussion applies to Institutional Class shares. This section is qualified in its entirety by the discussion in the Prospectus and Statement of Additional Information of the Surviving Fund, which are incorporated herein by reference.

SALES CHARGES

      There is no sales charge to buy or sell Institutional Class shares.

12b-1 FEES

      There is no Rule 12b-1 distribution plan for Institutional Class shares of the Surviving Fund.

BUYING SURVIVING FUND SHARES

      THE FOLLOWING DISCUSSION APPLIES TO PURCHASES OF INSTITUTIONAL CLASS SHARES THAT YOU MIGHT MAKE AFTER THE REORGANIZATION.

      The price shareholders pay for their shares is the net asset value per share (NAV). NAV is the value of everything the Surviving Fund owns, minus everything it owes, divided by the number of shares held by investors. The Surviving Fund generally values its assets at fair market values but may use fair value if market prices are unavailable.

      The NAV of each class of the Surviving Fund's shares is generally calculated once each day at the close of regular trading on the New York Stock Exchange. A shareholder will pay the next NAV calculated after the J.P. Morgan Funds Service Center (the "Center") receives that shareholder's order in proper form. An order is in proper form only after payment is converted into federal funds.

      The Center accepts purchase orders on any business day that the New York Stock Exchange is open. If an order is received in proper form by the close of regular trading on the New York Stock Exchange, it will be processed at that day's price and the purchaser will be entitled to all dividends declared on that day. If an order is received after the close of regular trading on the New York Stock Exchange, it will generally be processed at the next day's price. If a purchaser pays by check for Surviving Fund shares before the close of regular trading on the New York Stock Exchange, it will generally be processed the next day the Surviving Fund is open for business.

      If a shareholder buys through an agent and not directly from the Center, the agent could set earlier cut-off times. Each shareholder must provide a Social Security Number or Taxpayer Identification Number when opening an account.

      The Surviving Fund has the right to reject any purchase order for any reason.

      All purchases of Institutional Class shares of the Surviving Fund must be paid for by federal funds wire. They generally may be purchased only through financial service firms, such as broker-dealers and banks that have an agreement with the Fund or the Fund's distributor.

      The investment minimum for Select Class Shares is $1,000,000. However, shareholders who receive Select Class Shares as a result of the Reorganization may purchase new Select Class Shares in the Surviving Fund or in other J.P. Morgan Funds without regard to such investment minimum. For Institutional Class shares, checks should be made out to J.P. Morgan Funds in U.S. dollars. Credit cards, cash, or checks from a third party will not be accepted. Shares bought by check may not be sold for 15 calendar days. Shares bought through an automated clearing house cannot be sold until the payment clears. This could take more than seven business days. Purchase orders will be canceled if a check does not clear and the investor will be responsible for any expenses and losses to the Surviving Fund. Orders by wire will be canceled if the Center does not receive payment by 4:00 p.m., Eastern time, on the day the shareholder buys.

      Shareholders seeking to buy Institutional Class shares through an investment representative should instruct their representative to contact the Surviving Fund. Such representatives may charge investors a fee and may offer additional services, such as special purchase and redemption programs, "sweep" programs, cash advances and redemption checks. Such representative may set different minimum investments and earlier cut-off times.

      A systematic investment plan is available for Institutional Class shares.

SELLING SURVIVING FUND SHARES

      THE FOLLOWING DISCUSSION APPLIES TO SALES OF THE INSTITUTIONAL CLASS SHARES THAT YOU MIGHT MAKE AFTER THE REORGANIZATION.

      Shares of the Surviving Fund may be sold on any day the Center is open for trading, either directly to the Fund or through an investment representative. Shareholders of the Surviving Fund will receive the next NAV calculated after the Center accepts his or her sale order.

      Under normal circumstances, if a request is received before the close of regular trading on the New York Stock Exchange, the Surviving Fund will send the proceeds the next business day. An order to sell shares will not be accepted if the Fund has not collected payment for the shares. The Surviving Fund may stop accepting orders to sell and may postpone payments for more than seven days, as federal securities laws permit.

      Generally, proceeds are sent by check, electronic transfer or wire for Select Class shares. If a shareholder's address of record has changed within the 30 days prior to the sale request or if more than $25,000 of shares is sold by phone, proceeds will be sent only to the bank account on the Fund's records.

      For Institutional Class shares, a shareholder will need to have his or her signature guaranteed if he or she wants payment to be sent to an address other than the one in the Surviving Fund's records. Additional documents or a letter from a surviving joint owner may also be needed.

      A shareholder who purchased through an investment representative or through a financial service firm, should contact that representative, who will send the necessary documents to the Center. The representative might charge a fee for this service.

      Shareholders may also sell their shares by contacting the Center directly by calling 1-800-__________.

      A systematic withdrawal plan is available for Institutional Class shares.

EXCHANGING SURVIVING FUND SHARES

      THE FOLLOWING DISCUSSION APPLIES TO EXCHANGES OF INSTITUTIONAL CLASS SHARES THAT YOU MIGHT MAKE AFTER THE REORGANIZATION.

      Institutional Class shares of the Surviving Fund may be exchanged for Institutional Class shares in certain other J.P. Morgan Funds.

      For tax purposes, an exchange is treated as a sale of those shares. Shareholders should carefully read the prospectus of the fund into which they want to exchange. Shareholders who exchange must meet any minimum investment requirements and may have to pay a sales commission.

      The exchange privilege is not a means of short-term trading as this could increase management cost and affect all shareholders of the Surviving Fund. The Fund reserves the right to limit the number of exchanges or refuse an exchange. Each exchange privilege may also be terminated. The Surviving Fund charges an administration fee of $5 for each exchange if an investor makes more than 10 exchanges in a year or three in a quarter.

OTHER INFORMATION CONCERNING THE SURVIVING FUND

      For Institutional Class shares, the Surviving Fund may close an account if the balance falls below __________. The Surviving Fund may also close the account if an investor is in the Systematic Investment Plan and fails to meet investment minimums over a 12-month period. At least 60 days' notice will be given before closing the account.

      Unless a shareholder indicates otherwise on his or her account application, the Surviving Fund is authorized to act on redemption and transfer instructions received by phone. If someone trades on an account by phone, the Surviving Fund will ask that person to confirm the account registration and address to make sure they match those in the Fund records. If they do correspond, the Surviving Fund is generally authorized to follow that person's instructions. The Surviving Fund will take all reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold the Surviving Fund liable for any loss or expenses from any sales request, if the Fund takes reasonable precautions. The Surviving Fund will be liable for any losses to a shareholder from an unauthorized sale or fraud against such shareholder if the Fund does not follow reasonable procedures.

      It may not always be possible to reach the Center by telephone. This may be true at times of unusual market changes and shareholder activity. In that event, shareholders can mail instructions to the Surviving Fund or contact their investment representative or agent. The Surviving Fund may modify or cancel the sale of shares by phone without notice.

      MFST, on behalf of the Surviving Fund has entered into agreements with certain shareholder servicing agents (including Chase) under which the shareholder servicing agents agree to provide certain support services to their customers. For performing these services, each shareholder servicing agent will receive an annual fee of up to 0.25% of the average daily net assets of the Institutional Class shares held by investors serviced by the shareholder servicing agent.

      JPMFAM and/or JFD may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers.

      The Surviving Fund issues multiple classes of shares. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Surviving Fund shares may receive a different amount for each class.

                            DISTRIBUTIONS AND TAXES

      The Surviving Fund can earn income and realize capital gain. The Surviving Fund will deduct from these earnings any expenses and then pay to shareholders the distributions.

      The Surviving Fund distributes any net investment income at least monthly. Net capital gain is distributed annually. You have three options for your Surviving Fund distributions. You may:

      -   reinvest all of them in additional Fund shares;

      - take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

      - take all distributions in cash or as a deposit in a pre-assigned bank account.

      If you don't notify us otherwise, we'll reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of dividends won't be affected by the form in which you receive them.

      Dividends of net investment income are usually taxable as ordinary income at the federal, state and local levels. Dividends of tax-exempt interest income are not subject to federal income taxes but will generally be subject to state and local taxes. However, for the Surviving Fund, New York residents will not have to pay New York State or New York City personal income taxes on tax-exempt income from New York municipal obligations. The state or municipality where you live may not charge you state and local taxes on tax-exempt interest earned on certain bonds. Dividends earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes.

      If you receive distributions of net capital gain, the tax rate will be based on how long the Surviving Fund held a particular asset, not on how long you have owned your shares. If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive, even though the NAV will be higher on that date because it includes the distribution amount.

      Early in each calendar year, the Surviving Fund will send its shareholders a notice showing the amount of distributions received in the preceding year and the tax status of those distributions.

      The above is only a general summary of tax implications of investing in the Surviving Fund. Shareholders should consult their tax advisors to see how investing in the Surviving Fund will affect their own tax situation.

                        COMPARISON OF THE MERGING FUND'S
                            AND THE SURVIVING FUND'S
                             ORGANIZATION STRUCTURE

      There are no material differences in the organizational structure of the Merging Fund and the Surviving Fund. Set forth below are descriptions of the structure, voting rights, shareholder liability and the liability of Trustees.

STRUCTURE OF THE MERGING FUND

      The Merging Fund is organized as a series of JPMIF, which is organized under the law of the Commonwealth of Massachusetts. As a Massachusetts business trust, JPMIF's operations are governed by JPMIF's Declaration of Trust and By-Laws and applicable

Massachusetts law. The operations of the Merging Fund are also subject to the provisions of the 1940 Act and the rules and regulations thereunder.

STRUCTURE OF THE SURVIVING FUND

      The Surviving Fund is organized as a series of MFST, which is organized under the law of the Commonwealth of Massachusetts. As a Massachusetts business trust, MFST's operations are governed by MFST's Declaration of Trust and By-Laws and applicable Massachusetts law. The operations of the Surviving Fund are also subject to the provisions of the 1940 Act and the rules and regulations thereunder.

TRUSTEES AND OFFICERS

      Subject to the provisions of its trust documents, the business of the Merging Fund is managed by JPMIF's Trustees and the business of the Surviving Fund is managed by MFST's Trustees, who serve indefinite terms and have all powers necessary or convenient to carry out their responsibilities.

      Information concerning the current Trustees and officers of MFST and JPMIF is set forth in the Funds' respective Statements of Additional Information, which are incorporated herein by reference.

SHARES OF FUNDS

      Each of MFST and JPMIF is a trust with an unlimited number of authorized shares of beneficial interest which may be divided into series or classes thereof. Each Fund is one portfolio of a trust and may issue multiple classes of shares. Each share of a series or class of a trust represents an equal proportionate interest in that series or class with each other share of that series or class. The shares of each series or class of either MFST or JPMIF participate equally in the earnings, dividends and assets of the particular series or class. Fractional shares have proportionate rights to full shares. Expenses of MFST or JPMIF that are not attributable to a specific series or class will be allocated to all the series of that trust in a manner believed by its board to be fair and equitable. Generally, shares of each series will be voted separately, for example, to approve an investment advisory agreement. Likewise, shares of each class of each series will be voted separately, for example, to approve a distribution plan, but shares of all series and classes vote together, to the extent required by the 1940 Act, including for the election of Trustees. Neither MFST nor JPMIF is required to hold regular annual meetings of shareholders, but may hold special meetings from time to time. There are no conversion or preemptive rights in connection with shares of either MFST or JPMIF.

SHAREHOLDER VOTING RIGHTS

      A vacancy in the Board of either MFST or JPMIF resulting from the resignation of a Trustee or otherwise may be filled similarly by a vote of a majority of the remaining Trustees then in office, subject to the 1940 Act. In addition, Trustees may be removed from office by a vote of holders of shares representing two-thirds of the outstanding shares of each portfolio of that trust. A meeting of shareholders shall be held upon the written request of the holders of shares representing not less than 10% of the outstanding shares entitled to vote on the matters specified in the written request. Except as set forth above, the Trustees may continue to hold office and may appoint successor Trustees.

SHAREHOLDER LIABILITY

      Under Massachusetts law, shareholders of either MFST or JPMIF could, under certain circumstances, be held personally liable as partners for the obligations of that trust. However, the Declaration of Trust of each of MFST and JPMIF disclaims shareholder liability for acts or obligations of that trust and provides for indemnification and reimbursement of expenses out of trust property for any shareholder held personally liable for the obligations of that trust. Each of MFST and JPMIF may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of that trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability generally is limited to circumstances in which both inadequate insurance existed and the trust itself was unable to meet its obligations.

LIABILITY OF DIRECTORS AND TRUSTEES

      Under the Declaration of Trust of each of MFST and JPMIF, the Trustees of that trust are personally liable only for bad faith, willful misfeasance, gross negligence or reckless disregard of their duties as Trustees. Under the Declaration of Trust of each of MFST and JPMIF, a Trustee or officer will generally be indemnified against all liability and against all expenses reasonably incurred or paid by such person in connection with any claim, action, suit or proceeding in which such person becomes involved as a party or otherwise by virtue of such person being or having been a Trustee or officer and against amounts paid or incurred by such person in the settlement thereof.

      The foregoing is only a summary of certain organizational and governing documents and Massachusetts business trust law. It is not a complete description. Shareholders should refer to the provisions of these documents and state law directly for a more thorough comparison. Copies of the Declaration of Trust and By-Laws of each of MFST and JPMIF are available without charge upon written request to that trust.

        INFORMATION RELATING TO THE ADVISORY CONTRACTS AND OTHER SERVICES

GENERAL INFORMATION

      As noted above, the investment adviser of the Master Portfolio (and therefore the Merging Fund's assets) is JPMIM. Pursuant to an Advisory Agreement, the investment adviser of the Surviving Fund is JPMFAM. JPMFAM is responsible for the day-to-day management of the Surviving Fund.

DESCRIPTION OF JPMFAM

      JPMFAM is an indirect wholly-owned subsidiary of JPMC incorporated under the laws of Delaware. JPMFAM's principal executive offices are located at 522 Fifth Avenue, New York, New York 10036. As of _______ __, 2001, JPMFAM and certain of its affiliates (including JPMIM) provided investment management services with respect to assets of approximately $___ billion.

      Under the Advisory Agreement, JPMFAM is responsible for making decisions with respect to, and placing orders for, all purchases and sales of the portfolio securities of the Surviving Fund. JPMFAM's responsibilities under the Advisory Agreement include supervising the Surviving Fund's investments and maintaining a continuous investment program, placing purchase and sale orders and paying costs of certain clerical and administrative services involved in managing and servicing the Surviving Fund's investments and complying with regulatory reporting requirements. Under the Advisory Agreement, JPMFAM is obligated to furnish employees, office space and facilities required for the operation of the Surviving Fund. The services provided to the Surviving Fund by JPMFAM are substantially similar to the services currently provided to the Master Portfolio and, therefore, indirectly to the Merging Fund by JPMIM.

      EXPENSES AND MANAGEMENT FEES. The Advisory Agreement provides that the Surviving Fund will pay JPMFAM a monthly management fee based upon the net assets of the Surviving Fund. The annual rate of this management fee is 0.30%. The Master Portfolio and, therefore, indirectly the Merging Fund also currently pay 0.30% of average net assets with respect to its assets in the Master Portfolio to JPMIM for its advisory services. JPMFAM may waive fees from time to time.

      Under the Advisory Agreement, except as indicated above, the Surviving Fund is responsible for its operating expenses including, but not limited to, taxes; interest; fees (including fees paid to its Trustees who are not affiliated with JPMFAM or any of its affiliates); fees payable to the Commission; state securities qualification fees; association membership dues; costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders; advisory and administrative fees; charges of the custodian and transfer agent; insurance premiums; auditing and legal expenses; costs of shareholders' reports and shareholder meetings; any extraordinary expenses; and brokerage fees and commissions, if any, in connection with the purchase or sale of portfolio securities.

      SUBCONTRACTING. JPMFAM is authorized by the Advisory Agreement to employ or associate with such other persons or entities as it believes to be appropriate to assist it in the performance of its duties. Any such person is required to be compensated by JPMFAM, not by the Surviving Fund, and to be approved by the shareholders of that Fund as required by the 1940 Act.

      LIMITATION ON LIABILITY. The Advisory Agreement provides that JPMFAM will not be liable for any error of judgment or mistake of law or for any act or omission or loss suffered by MFST or the Surviving Fund in connection with the performance of the

Advisory Agreement except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or from willful misfeasance, bad faith, or gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the Advisory Agreement.

      DURATION AND TERMINATION. The Advisory Agreement will continue in effect from year to year with respect to the Surviving Fund, only so long as such continuation is approved at least annually by (i) the Board of Trustees of MFST or the majority vote of the outstanding voting securities of the Surviving Fund, and (ii) a majority of those Trustees who are neither parties to the Advisory Agreement nor "interested persons," as defined in the 1940 Act, of any such party, acting in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its "assignment," as defined in the 1940 Act. In addition, the Advisory Agreement is terminable at any time as to the Surviving Fund without penalty by the MFST Board or by vote of the majority of the Surviving Fund's outstanding voting securities upon 60 days' written notice to JPMFAM, and by JPMFAM on 60 days' written notice to MFST.

PORTFOLIO MANAGER

      Pamela Hunter and Richard Taormina are responsible for the day-to-day management of the Surviving Fund. Ms. Hunter is a Managing Director at JPMFAM and heads the team providing tax exempt strategy, research and portfolio management. She has been employed at JPMFAM and its predecessors since 1980. Mr. Taormina is a Municipal Portfolio Manager and Analyst at JPMFAM. He joined the company in October 1997. Before joining JPMFAM, he was a Senior Municipal Bond Trader at The Vanguard Group of Investment Companies, beginning in 1990. Ms. Hunter has been a portfolio manager since the Surviving Fund's inception, and Mr. Taormina since 1997.

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

      JPMFAM, as the investment adviser to the Surviving Fund, has responsibilities with respect to the Fund's portfolio transactions and brokerage arrangements pursuant to the Fund's policies, subject to the overall authority of the MFST Board.

      Under the Advisory Agreement, JPMFAM, subject to the general supervision of the Board, is responsible for the placement of orders for the purchase and sale of portfolio securities for the Surviving Fund with brokers and dealers selected by JPMFAM. These brokers and dealers may include brokers or dealers affiliated with JPMFAM to the extent permitted by the 1940 Act and MFST's policies and procedures applicable to the Fund. JPMFAM shall use its best efforts to seek to execute portfolio transactions at prices which, under the circumstances, result in total costs or proceeds being the most favorable to such Fund. In assessing the best overall terms available for any transaction, JPMFAM shall consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, research services provided to JPMFAM, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. In no event shall

JPMFAM be under any duty to obtain the lowest commission or the best net price for the Fund on any particular transaction, nor shall JPMFAM be under any duty to execute any order in a fashion either preferential to such Fund relative to other accounts managed by JPMFAM or otherwise materially adverse to such other accounts.

      In selecting brokers or dealers qualified to execute a particular transaction, brokers or dealers may be selected who also provide brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) to JPMFAM, the Fund and/or the other accounts over which JPMFAM exercises investment discretion. JPMFAM is authorized to pay a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction for the Fund which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if JPMFAM determines in good faith that the total commission is reasonable in relation to the value of the brokerage and research services provided by such broker or dealer, viewed in terms of either that particular transaction or the overall responsibilities of JPMFAM with respect to accounts over which it exercises investment discretion. JPMFAM shall report to the Board regarding overall commissions paid by the Fund and their reasonableness in relation to the benefits to such Fund.

      In executing portfolio transactions for the Fund, JPMFAM may, to the extent permitted by applicable laws and regulations, but shall not be obligated to, aggregate the securities to be sold or purchased with those of other funds or its other clients if, in JPMFAM's reasonable judgment, such aggregation (i) will result in an overall economic benefit to such fund, taking into consideration the advantageous selling or purchase price, brokerage commission and other expenses, and trading requirements, and (ii) is not inconsistent with the policies set forth in MFST's registration statement, as the case may be, and the Fund's Prospectus and Statement of Additional Information. In such event, JPMFAM will allocate the securities so purchased or sold, and the expenses incurred in the transaction, in an equitable manner, consistent with its fiduciary obligations to such Fund and such other clients.

      It is possible that certain of the brokerage and research services received will primarily benefit one or more other investment companies or other accounts for which JPMFAM exercises investment discretion. Conversely, MFST or any of its portfolios may be the primary beneficiary of the brokerage or research services received as a result of portfolio transactions effected for such other accounts or investment companies.

OTHER SERVICES

      The Distributor is a wholly owned, indirect subsidiary of BISYS Fund Services, Inc., which currently serves as the distributor for both the Surviving Fund and the Merging Fund. BISYS Fund Services, Inc. is the sub-administrator for both the Surviving Fund and the Merging Fund. The Distributor is unaffiliated with JPMC or any of its subsidiaries.

      Chase serves as administrator, shareholder servicing agent, fund accountant and custodian, and DST serves as transfer agent and dividend disbursing agent, for the Surviving Fund. The services provided by Chase include day-to-day maintenance of certain books and records, calculation of the offering price of the shares and preparation of reports. In its role as custodian, Chase is responsible for the daily safekeeping of securities and cash held by the Surviving Fund.

      As administrator, Chase receives a fee of 0.15% of average daily net assets. It is anticipated that, in connection with the Reorganization, the administration fee will be amended to reduce the fee to 0.075% for complex wide non-money market Fund assets in excess of $26 billion.

                                   PROPOSAL 2:
                              ELECTION OF TRUSTEES

      It is proposed that shareholders of the Merging Fund consider the election of the individuals listed below (the "Nominees") to the Board of Trustees of JPMIF, which is currently organized as a Massachusetts business trust. Even if the Reorganization described in Proposal 1 is approved, other mutual funds that are series of JPMIF will continue to exist and operate. All shareholders of any series of JPMIF as of the record date April 6, 2001) are required to be given a vote on the proposal regarding Trustees. Because as of the record date you are still a shareholder in JPMIF, you are entitled to vote on this proposal. Shareholders of MFST are being asked to approve the same Trustees as are being proposed for JPMIF.

      In connection with the merger of J.P. Morgan & Co. Incorporated and The Chase Manhattan Corporation, it has been proposed, subject to shareholder approval, that the Boards of Trustees of the investment companies managed by JPMFAM, JPMIM and their affiliates be rationalized in order to obtain additional operating efficiencies by having the same Board of Trustees for all of the funds. Therefore, the Nominees include certain current Trustees of MFST and certain current Trustees of JPMIF (including certain members of JPMF's Advisory Board). Each Nominee has consented to being named in this Proxy Statement and has agreed to serve as a Trustee if elected.

      Shareholders of MFST are concurrently considering the election of the same individuals to the Board of Trustees of MFST. Biographical information about the Nominees and other relevant information is set forth below. More information regarding the current Trustees of MFST and JPMIF is contained in the Funds' Statements of Additional Information, which are incorporated herein by reference.

      The persons named in the accompanying form of proxy intend to vote each such proxy "FOR" the election of the Nominees, unless shareholders specifically indicate on their proxies the desire to withhold authority to vote for elections to office. It is not contemplated that any Nominee will be unable to serve as a Board member for any reason, but if that should occur prior to the Meeting, the proxy holders reserve the right to substitute another person or persons of their choice as nominee or nominees.

THE JPMIF BOARD HAS UNANIMOUSLY RECOMMENDED THAT
SHAREHOLDERS VOTE "FOR" EACH OF THE NOMINEES LISTED BELOW.

VOTE REQUIRED

      The election of each of the Nominees listed below requires the affirmative vote of a majority of all the votes entitled to be cast at the Meeting by all shareholders of JPMIF.

      The following are the nominees:

      ----------------------------------------------

      The Board of Trustees of JPMIF met four times during the fiscal year ended July 31, 2000, and each of the Trustees attended at least 75% of the meetings.

      The Board of Trustees of JPMIF presently has an Audit Committee. The members of the Audit Committee are Messrs. Addy (Chairman), Eschenlaur, Burns, Mallardi and Healey. The function of the Audit Committee is to recommend independent auditors and monitor accounting and financial matters. The Audit Committee met four times during the fiscal year ended July 31, 2000.

      A majority of the disinterested Trustees have adopted written procedures reasonably appropriate to deal with potential conflicts of interest arising from the fact that the same individuals are Trustees of JPMIF, the Master Portfolio and certain other investment companies in the Fund Complex, up to and including creating a separate board of trustees.

*Interested Trustee, as defined by the 1940 Act.

REMUNERATION OF TRUSTEES AND CERTAIN EXECUTIVE OFFICERS

      Each Trustee is currently paid an annual fee of $75,000 for serving as Trustee of the investment companies in the Fund Complex , which is allocated among all investment companies for which the Trustee serves and is reimbursed for expenses incurred in connection with service as a Trustee. The Trustees may hold various other directorships unrelated to these funds.

      Trustee compensation expenses paid for the calendar year ended December 31, 2000 are set forth below.

                                                  Aggregate Trustee
                                                  Compensation Paid       Total Trustee Compensation Accrued by
          Name of Trustee                     by the Trust During 2000       Fund Complex(1) During 2000(2)
-------------------------------------------  --------------------------  ---------------------------------------
Frederick S. Addy, Trustee                          $      11,238                    $       75,000
William G. Burns, Trustee                           $      11,238                    $       75,000
Arthur C. Eschenlauer, Trustee                      $      11,238                    $       75,000
Matthew Healey, Trustee(3)
Chairman and Chief Executive Officer                $      11,238                    $       75,000
Michael P. Mallardi, Trustee                        $      11,238                    $       75,000

----------------------------

(1) A Fund Complex means two or more investment companies that hold themselves out to investors as related companies for purposes of investment and investment services, or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other investment companies.

(2) No investment company within the Fund Complex has a pension or retirement plan.


(3) During 2000, Pierpont Group, Inc. paid Mr. Healey, in his role as Chairman of Pierpont Group, Inc., compensation in the amount of $200,000, contributed $25,500 to a defined contribution plan on his behalf and paid $18,400 in insurance premiums for his benefit.

            The Trustees decide upon general policies and are responsible for overseeing JPMIF's business affairs. Each of JPMIF and the Master Portfolio has entered into a Fund Services Agreement with Pierpont Group, Inc. to assist the Trustees in exercising their overall supervisory responsibilities. Pierpont Group, Inc. was organized in July 1989 to provide services for the J.P. Morgan Family of Funds (formerly "The Pierpont Family of Funds"), and the Trustees are the equal and sole shareholders of Pierpont Group, Inc. JPMIF has agreed to pay Pierpont Group, Inc. a fee in an amount representing its reasonable costs in performing these services. These costs are periodically reviewed by the Trustees. The principal offices of Pierpont Group, Inc. are located at 461 Fifth Avenue, New York, New York 10017. It is anticipated that the Merging Fund will terminate its agreement with Pierpont Group, Inc. in connection with the Reorganization.

      The aggregate fees paid to Pierpont Group, Inc. by the Merging Fund and the Master Portfolio during the indicated fiscal periods are set forth below:

MERGING FUND -- For the fiscal year ended March 31, 1999: $ . For the four months ended July 31, 1999: $ . For the fiscal year ended July 31, 2000: $ .

MASTER PORTFOLIO-- For the fiscal year ended March 31, 1999: $6,630. For the four months ended July 31, 1999: $2,300. For the fiscal year ended July 31, 2000: $4,457.

ADVISORY BOARD

      The Trustees determined as of January 26, 2000 to establish an advisory board and appoint four members ("Members of the Advisory Board") thereto. Each member serves at the pleasure of the Trustees. The Advisory Board is distinct from the Trustees and provides advice to the Trustees as to investment, management and operations of JPMIF; but has no power to vote upon any matter put to a vote of the Trustees. The Advisory Board and the members thereof also serve each of the other trusts in the Fund Complex. The creation of the Advisory Board and the appointment of the members thereof was designed so that the Board of Trustees will continuously consist of persons able to assume the duties of Trustees and be fully familiar with the business and affairs of JPMIF, in anticipation of the current Trustees reaching the mandatory retirement age of seventy. Each Member of the Advisory Board is paid an annual fee of $75,000 for serving in this capacity for the Fund Complex and is reimbursed for expenses incurred in connection for such service. The Members of the Advisory Board may hold various other directorships unrelated to these funds. The mailing address of the Members of the Advisory Board is c/o Pierpont Group, Inc., 461 Fifth Avenue, New York, New York 10017. Their names, principal occupations during the past five years and dates of birth are set forth below:

      Ann Maynard Gray -- Former President, Diversified Publishing Group and Vice President, Capital Cities/ABC, Inc. Her date of birth is August 22, 1945.

      John R. Laird-- Retired; Former Chief Executive Officer, Shearson Lehman Brothers and The Boston Company. His date of birth is June 21, 1942.

      Gerard P. Lynch -- Retired; Former Managing Director, Morgan Stanley Group and President and Chief Operating Officer, Morgan Stanley Services, Inc. His date of birth is October 5, 1936.

      James J. Schonbachler -- Retired; Prior to September, 1998, Managing Director, Bankers Trust Company and Chief Executive Officer and Director, Bankers Trust A.G., Zurich and BT Brokerage Corp. His date of birth is January 26, 1943.

PRINCIPAL EXECUTIVE OFFICERS:

      JPMIF's and the Master Portfolio's principal executive officers (listed below), other than the Chief Executive Officer and the officers who are employees of JPMIM, are provided and compensated by Funds Distributor, Inc. ("FDI"), a wholly owned indirect subsidiary of Boston Institutional Group, Inc. The officers conduct and supervise the business operations of JPMIF and the Master Portfolio. JPMIF and the Master Portfolio have no employees.

      The business address of each of the officers unless otherwise noted is Funds Distributor, Inc., 60 State Street, Suite 1300, Boston, Massachusetts 02109. The principal executive officers of JPMIF are as follows:

NAME AND POSITION                                          AGE        PRINCIPAL OCCUPATION AND OTHER INFORMATION
----------------------------------------------------  -------------  ----------------------------------------------------------
Matthew Healey                                              63        Chief Executive Officer; Chairman, Pierpont Group, since
                                                                      prior to 1993. His address is Pine Tree Country Club
                                                                      Estates, 10286 Saint Andrews Road, Boynton Beach,
                                                                      Florida 33436.

Margaret W. Chambers                                        41        Vice President and Secretary. Senior Vice President and
                                                                      General Counsel of the Distributor since April 1998.
                                                                      From August 1996 to March 1998, Ms. Chambers was Vice
                                                                      President and Assistant General Counsel for Loomis,
                                                                      Sayles & Company, L.P. From January 1986 to July 1996,
                                                                      she was an associate with the law firm of Ropes & Gray.

George A. Rio                                               46        President and Treasurer. Executive Vice President and
                                                                      Client Service Director of the Distributor since April
                                                                      1998. From June 1995 to March 1998, Mr. Rio was Senior
                                                                      Vice President and Senior Key Account Manager for
                                                                      Putnam Mutual Funds. From May 1994 to June 1995,
                                                                      Mr. Rio was Director of Business Development for
                                                                      First Data Corporation.

ACCOUNTANTS

      PricewaterhouseCoopers LLP serves as the Merging Fund's, the Master Portfolio's and the Surviving Fund's independent accountants, auditing and reporting on the annual financial statements and reviewing certain regulatory reports and federal income tax returns. Pricewaterhouse Coopers LLP also performs other professional accounting, auditing, tax and advisory services when MFST or JPMIF engages it to do so.

      AUDIT FEES. The aggregate fees paid to Pricewaterhouse Coopers LLP in connection with the annual audit of the Merging Fund and the Master Portfolio for the last fiscal year was $37,500.

      FINANCIAL INFORMATION SYSTEMS DESIGN AND IMPLEMENTATION FEES. The aggregate fees billed for financial information systems design and implementation services rendered by Pricewaterhouse Coopers LLP to the Merging Fund, the Master Portfolio, JPMIM and JPMIM's affiliates that provide services to the Fund for the calendar year ended December 31, 2000 was $0.

      ALL OTHER FEES. The aggregate fees billed for all other non-audit services, including fees for tax-related services, rendered by Pricewaterhouse Coopers LLP to the Merging Fund, the Master Portfolio, JPMIM and JPMIM's affiliates that provide services to the Fund for the calendar year ended December 31, 2000 was $11,029,300.

      The Audit Committee has considered whether the provision of non-audit services is compatible with maintaining the independence of PricewaterhouseCoopers LLP.

                     INFORMATION RELATING TO VOTING MATTERS



GENERAL INFORMATION

      This Combined Prospectus/Proxy Statement is being furnished in connection with the solicitation of proxies by the JPMIF Board for use at the Meeting. It is expected that the solicitation of proxies will be primarily by mail. JPMIF's officers and service providers may also solicit proxies by telephone, facsimile machine, telegraph, the Internet or personal interview. In addition JPMIF may retain the services of professional solicitors to aid in the solicitation of proxies for a fee. It is anticipated that banks, brokerage houses and other custodians will be requested on behalf of JPMIF to forward solicitation materials to their principals to obtain authorizations for the execution of proxies. Any Merging Fund Shareholder giving a proxy may revoke it at any time before it is exercised by submitting to JPMIF a written notice of revocation or a subsequently executed proxy or by attending the Meeting and electing to vote in person.

      Only the Merging Fund Shareholders of record at the close of business on _________, 2001 will be entitled to vote at the Meeting. On that date, there were outstanding and entitled to be voted _____________ Merging Fund Shares. Each share or fraction thereof is entitled to one vote or fraction thereof.

      The presence in person or by proxy of shareholders that own one-third of the outstanding Merging Fund Shares will constitute a quorum for purposes of transacting all business at the Meeting. If a quorum is not present at the Meeting, sufficient votes in favor of the proposals are not received by the time scheduled for the Meeting, or the Merging Fund Shareholders determine to adjourn the Meeting for any other reason, the Merging Fund Shareholders present (in person or proxy) may adjourn the Meeting from time to time, without notice other than announcement at the Meeting. Any such adjournment will require the affirmative vote of the Merging Fund Shareholders holding a majority of the Merging Fund Shares present, in person or by proxy, at the Meeting. The persons named in the Proxy will vote in favor of such adjournment those Merging Fund Shares that they are entitled to vote if such adjournment is necessary to obtain a quorum or if they determine such an adjournment is desirable for any other reason. Business may be conducted once a quorum is present and may continue until adjournment of the Meeting notwithstanding the withdrawal or temporary absence of sufficient Merging Fund Shares to reduce the number present to less than a quorum. If the accompanying proxy is executed and returned in time for the Meeting, the shares covered thereby will be voted in accordance with the proxy on all matters that may properly come before the meeting (or any adjournment thereof).

PROXIES

      All Merging Fund Shares represented by each properly signed proxy received prior to the Meeting will be voted at the Meeting. If a Merging Fund Shareholder specifies how the proxy is to be voted on any of the business to come before the Meeting, it will be voted in accordance with such specifications. If a Merging Fund Shareholder returns its proxy but no direction is made on the proxy, the proxy will be voted FOR each Proposal described in this Combined Prospectus/Proxy Statement. The Merging Fund Shareholders voting to ABSTAIN on the Proposals will be treated as present for purposes of achieving a quorum and in determining the votes cast on the Proposals, but not as having voted FOR the Proposals. A properly signed proxy on which a broker has indicated that it has no authority to vote on the Proposals on behalf of the beneficial owner (a "broker non-vote") will be treated as present for purposes of achieving a quorum but will not be counted in determining the votes cast on the Proposals.

      A proxy granted by any Merging Fund Shareholder may be revoked by such Merging Fund Shareholder at any time prior to its use by written notice to JPMIF, by submission of a later dated Proxy or by voting in person at the Meeting. If any other matters come before the Meeting, proxies will be voted by the persons named as proxies in accordance with their best judgment.

EXPENSES OF PROXY SOLICITATION

      JPMC, and not the Merging Fund or the Surviving Fund (or shareholders of either Fund), will bear the cost of solicitation of proxies, including the cost of printing, preparing, assembling and mailing the Notice of Meeting, Combined Prospectus/Proxy Statement and form of proxy. In addition to solicitations by mail, proxies may also be solicited by officers and regular employees of JPMIF by personal interview, by telephone or by telegraph without additional remuneration thereof. Professional solicitors may also be retained.

ABSTENTIONS AND BROKER NON-VOTES

      In tallying the Merging Fund Shareholder votes, abstentions and broker non-votes (i.e., proxies sent in by brokers and other nominees that cannot be voted on a proposal because instructions have not been received from the beneficial owners) will be counted for purposes of determining whether or not a quorum is present for purposes of convening the Meeting. Abstentions and broker non-votes will be considered to be a vote against each proposal.

INTERESTED PARTIES

      On the record date, the Trustees and officers of JPMIF as a group owned less than 1% of the outstanding shares of the Merging Fund. On the record date, the name, address and percentage ownership of the persons who owned beneficially more than 5% of the shares of the Merging Fund or any class thereof and the percentage of shares of the Surviving Fund that would be owned by such persons upon consummation of the Reorganization and the Concurrent Reorganization based upon their holdings at _______, 2001 are as follows:

                                                             Percentage of Merging     Percentage of Surviving
                                         Amount of Shares     Fund Owned on Record         Fund Owned Upon
           Name and Address                   Owned                   Date                  Consummation
--------------------------------------  ------------------  -----------------------   -------------------------


      On the record date, the Trustees and officers of MFST as a group owned less than 1% of the outstanding shares of the Surviving Fund. On the record date, the name, address and percentage ownership of the persons who owned beneficially more than 5% of the shares of the Surviving Fund or any class thereof and the percentage of any class or series of shares of the Surviving Fund or any class thereof that would be owned by such persons upon consummation of the Reorganization and the Concurrent Reorganization based upon their holdings at _______, 2001 are as follows:

                                                            Percentage of Surviving    Percentage of Surviving
                                         Amount of Shares        Fund Owned on              Fund Owned Upon
           Name and Address                   Owned               Record Date                Consummation
--------------------------------------  ------------------  -----------------------   -------------------------

                        ADDITIONAL INFORMATION ABOUT MFST

      Information about the Surviving Fund is included in its Prospectus, which is incorporated by reference and enclosed herein. Additional information about the Surviving Fund is also included in MFST's Statement of Additional Information, which has been filed with the Commission and which is incorporated herein by reference. Copies of the Statement of Additional information may be obtained without charge by calling 1-800-548-4782. MFST is subject to the requirements of the 1940 Act and, in accordance with such requirements, files reports and other information with the Commission. These materials can be inspected and copied at the Public Reference Facilities maintained by the Commission at 450 Fifth Street, N.W., Washington, D.C. 20549, and at the Commission's Regional Offices at 7 World Trade Center, Suite 1300, New York, NY 10048 and 500 West Madison Street, Suite 1400, Chicago, Illinois 60661. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates, and are also available on the Commission's web site at http://www.sec.gov.

                       ADDITIONAL INFORMATION ABOUT JPMIF

      Information about the Merging Fund is included in its Prospectus, which is incorporated by reference herein. Additional information about the Merging Fund is also included in JPMIF's Statement of Additional Information which has been filed with the Commission and which is incorporated herein by reference. Copies of the Statement of Additional information may be obtained without charge by calling 1-800-766-7722. JPMIF is subject to the requirements of the 1940 Act and, in accordance with such requirements, files reports and other information with the Commission. These materials can be inspected and copied at the Public Reference Facilities maintained by the Commission at 450 Fifth Street, N.W., Washington, D.C. 20549, and at the Commission's Regional Offices at 7 World Trade Center, Suite 1300, New York, NY 10048 and 500 West Madison Street, Suite 1400, Chicago, Illinois 60661. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates, and are also available on the Commission's web site at http://www.sec.gov.

                        FINANCIAL STATEMENTS AND EXPERTS

      The audited financial highlights, financial statements and notes thereto of the Merging Fund for the fiscal year ended July 31, 2000 and the Surviving Fund for the fiscal year ended August 31, 2000 and the audited financial statements, notes thereto and supplementary data of the Master Portfolio for the fiscal year ended July 31, 2000 are incorporated by reference herein and into the Statement of Additional Information related to this Combined Prospectus/Proxy Statement. The audited financial highlights, financial statements, notes thereto and supplementary data, as applicable, for the Merging Fund, the Surviving Fund and the Master Portfolio have been incorporated herein by reference in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on their authority as experts in auditing and accounting.

      The unaudited financial highlights, financial statements and notes thereto of the Merging Fund for the fiscal period ended January 31, 2001 and the unaudited financial statements, notes thereto and supplementary data of the Master Portfolio for the fiscal period ended January 31, 2001 are incorporated by reference herein and into the Statement of Additional Information related to this Combined Prospectus/Proxy Statement.

                                 OTHER BUSINESS

      The JPMIF Board knows of no other business to be brought before the Meeting. However, if any other matters come before the Meeting, it is the intention of the JPMIF Board that proxies that do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

                                   LITIGATION

      Neither MFST nor JPMIF is involved in any litigation that would have any material adverse effect upon either the Merging Fund or the Surviving Fund.

                              SHAREHOLDER INQUIRIES

      Shareholder inquiries may be addressed to JPMIF in writing at the address on the cover page of this Combined Prospectus/Proxy Statement or by telephoning 1-800-766-7722.

                                      * * *


      SHAREHOLDERS WHO DO NOT EXPECT TO BE PRESENT AT THE MEETING ARE REQUESTED TO DATE AND SIGN THE ENCLOSED PROXY AND RETURN IT IN THE ENCLOSED ENVELOPE. NO POSTAGE IS REQUIRED IF MAILED IN THE UNITED STATES.

                                                                     APPENDIX A

                      AGREEMENT AND PLAN OF REORGANIZATION

            THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Plan") made this ____ day of ______, 2001 by and among J.P. Morgan Institutional Funds (the "Transferor Trust"), a Massachusetts business trust, on behalf of the J.P. Morgan Institutional New York Tax Exempt Bond Fund (the "Transferor Portfolio"), Mutual Fund Select Trust (the "Acquiring Trust"), a Massachusetts business trust, on behalf of JPMorgan New York Intermediate Tax Free Income Fund (formerly, Chase Vista New York Intermediate Tax Free Income Fund) (the "Acquiring Portfolio") and J.P. Morgan Chase & Co.

            WHEREAS, the Board of Trustees of each of the Transferor Trust and the Acquiring Trust has determined that the transfer of all of the assets and liabilities of the Transferor Portfolio to the Acquiring Portfolio is in the best interests of the Transferor Portfolio and the Acquiring Portfolio, as well as the best interests of shareholders of the Transferor Portfolio and the Acquiring Portfolio, and that the interests of existing shareholders would not be diluted as a result of this transaction;

            WHEREAS, each of the Transferor Trust and the Acquiring Trust intends to provide for the reorganization of the Transferor Portfolio (the "Reorganization") through the acquisition by the Acquiring Portfolio of all of the assets, subject to all of the liabilities, of the Transferor Portfolio in exchange for shares of beneficial interest of the Acquiring Portfolio (the "Acquiring Portfolio Shares"), the liquidation of the Transferor Portfolio and the distribution to Transferor Portfolio shareholders of such Acquiring Portfolio Shares, all pursuant to the provisions of Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the "Code");

            NOW, THEREFORE, in consideration of the mutual promises herein contained, the parties hereto agree as follows:

            1. TRANSFER OF ASSETS OF THE TRANSFEROR PORTFOLIO IN EXCHANGE FOR THE ACQUIRING PORTFOLIO SHARES AND LIQUIDATION AND TERMINATION OF THE TRANSFEROR PORTFOLIO

            (a) PLAN OF REORGANIZATION.

            (i) The Transferor Trust on behalf of the Transferor Portfolio listed above, will convey, transfer and deliver to the Acquiring Portfolio all of the then existing assets of the Transferor Portfolio (consisting, without limitation, of portfolio securities and instruments, dividend and interest receivables, cash and other assets). In consideration thereof, the Acquiring Trust on behalf of the Acquiring Portfolio will (A) assume and pay, to the extent that they exist on or after the Effective Time of the Reorganization (as defined in Section 1(b)(i) hereof), all of the obligations and liabilities of the Transferor Portfolio and (B) issue and deliver to the Transferor Portfolio full and fractional shares of beneficial interest of the Acquiring Portfolio, with respect to the Acquiring Portfolio equal to that number of full and fractional Acquiring Portfolio Shares as determined in
Section 1(c) hereof. The Acquiring Portfolio Shares issued and delivered to the Transferor Portfolio shall be of the Institutional Class share class in exchange for shares of the Transferor Portfolio, with the amounts of shares of each share class to be determined by the parties. Any shares of beneficial interest (if any) of the Transferor Portfolio ("Transferor Portfolio Shares") held in the treasury of the Transferor Trust at the Effective Time of the Reorganization shall thereupon be retired. Such transactions shall take place on the date provided for in Section 1(b) hereof (the "Exchange Date"). All computations for the Transferor Portfolio and the Acquiring Portfolio shall be performed by The Chase Manhattan Bank (the "Custodian"), as custodian and pricing agent for the Transferor Portfolio and the Acquiring Portfolio. The determination of said Custodian shall be conclusive and binding on all parties in interest.

            (ii) As of the Effective Time of the Reorganization, the Transferor Trust will liquidate and distribute pro rata to its shareholders of record ("Transferor Portfolio Shareholders") as of the Effective Time of the Reorganization the Acquiring Portfolio Shares received by such Transferor Portfolio pursuant to Section 1(a)(i) in actual or constructive exchange for the shares of the Transferor Portfolio held by the Transferor Portfolio shareholders. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Portfolio Shares then credited the Transferor Portfolio on the books of the Acquiring Portfolio, to open accounts on the share records of the Acquiring Portfolio in the names of the Transferor Portfolio Shareholders and representing the respective pro rata number of the Acquiring Portfolio Shares due such shareholders. The Acquiring Portfolio will not issue certificates representing the Acquiring Portfolio Shares in connection with such exchange.

            (iii) As soon as practicable after the Effective Time of the Reorganization, the Transferor Trust shall take all the necessary steps under Massachusetts law, the Transferor Trust's Declaration of Trust and any other applicable law to effect a complete termination of the Transferor Portfolio.

            (b) EXCHANGE DATE AND EFFECTIVE TIME OF THE REORGANIZATION.

            (i) Subject to the satisfaction of the conditions to the Reorganization specified in this Plan, the Reorganization shall occur as of the close of regularly scheduled trading on the New York Stock Exchange (the "Effective Time of the Reorganization") on _________, 2001, or such later date as may be agreed upon by the parties (the "Exchange Date").

            (ii) All acts taking place on the Exchange Date shall be deemed to take place simultaneously as of the Effective Time of the Reorganization unless otherwise provided.

            (iii) In the event that on the proposed Exchange Date (A) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted, or (B) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate valuation of the net assets of the Acquiring Portfolio or the Transferor Portfolio is impracticable, the Exchange Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

            (iv) On the Exchange Date, portfolio securities of the Transferor Portfolio shall be transferred by the Custodian to the accounts of the Acquiring Portfolio duly endorsed in proper form for transfer, in such condition as to constitute good delivery thereof in accordance with the custom of brokers, and shall be accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof.

            (c) VALUATION.

            (i) The net asset value of the shares of the Acquiring Portfolio and the net value of the assets of the Transferor Portfolio to be transferred in exchange therefore shall be determined as of the Effective Time of the Reorganization. The net asset value of the Acquiring Portfolio Shares shall be computed by the Custodian in the manner set forth in the Acquiring Trust's Declaration of Trust or By-laws and then current prospectus and statement of additional information and shall be computed to not less than two decimal places. The net value of the assets of the Transferor Portfolio to be transferred shall be computed by the Custodian by calculating the value of the assets transferred by the Transferor Portfolio and by subtracting therefrom the amount of the liabilities assigned and transferred to the Acquiring Portfolio, said assets and liabilities to be valued in the manner set forth in the Transferor Trust's Declaration of Trust or By-laws and then current prospectus and statement of additional information.

            (ii) The number of Institutional Class shares of the Acquiring Portfolio to be issued (including fractional shares, if any) by the Acquiring Portfolio in exchange for the Transferor Portfolio's assets attributable to the Transferor Portfolio's shares shall be determined by an exchange ratio computed by dividing the net value of the Transferor Portfolio's assets attributable to its shares by the net asset value per share of the Institutional Class shares of the Acquiring Portfolio, both as determined in accordance with Section 1(c)(i).

            (iii) All computations of value shall be made by the Custodian in accordance with its regular practice as pricing agent for the Acquiring Portfolio and the Transferor Portfolio.

            2. REPRESENTATIONS AND WARRANTIES OF THE ACQUIRING TRUST

            The Acquiring Trust represents and warrants as follows:

            (a) ORGANIZATION, EXISTENCE, ETC. The Acquiring Trust is a business trust that is duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts and has the power to carry on its business as it is now being conducted. The Acquiring Portfolio is a validly existing series of shares of such business trust representing interests therein under the laws of Massachusetts. Each of the Acquiring Portfolio and the Acquiring Trust have all necessary federal, state and local authorization to own all of its properties and assets and to carry on its business as now being conducted.

            (b) REGISTRATION AS INVESTMENT COMPANY. The Acquiring Trust is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end investment company of the management type; such registration has not been revoked or rescinded and is in full force and effect.

            (c) CURRENT OFFERING DOCUMENTS. The current prospectus and statement of additional information of the Acquiring Trust, as amended, included in the Acquiring Trust's registration statement on Form N-1A filed with the Securities and Exchange Commission, comply in all material respects with the requirements of the Securities Act of 1933, as amended (the "Securities Act") and the Act and do not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

            (d) CAPITALIZATION. The Acquiring Trust has an unlimited number of authorized shares of beneficial interest, of which as of February 28, 2001 there were outstanding shares 10,743,651 in Class A, 1,764,212 in Class B and 40,992,150 in the Institutional Class (renamed Select Shares) of the Acquiring Portfolio, and no shares of such Portfolio were held in the treasury of the Acquiring Trust. All of the outstanding shares of the Acquiring Trust have been duly authorized and are validly issued, fully paid and nonassessable (except as disclosed in the Acquiring Trust's prospectus and recognizing that under Massachusetts law, shareholders of an Acquiring Trust portfolio could, under certain circumstances, be held personally liable for the obligations of such Acquiring Trust portfolio). Because the Acquiring Trust is an open-end investment company engaged in the continuous offering and redemption of its shares, the number of outstanding shares may change prior to the Effective Time of the Reorganization. All of the issued and outstanding shares of the Acquiring Portfolio have been offered and sold in compliance in all material respects with applicable registration requirements of the Securities Act and applicable state securities laws.

            (e) FINANCIAL STATEMENTS. The financial statements of the Acquiring Trust with respect to the Acquiring Portfolio for the fiscal year ended August 31, 2000, which have been audited by PricewaterhouseCoopers LLP, fairly present the financial position of the Acquiring Portfolio as of the dates thereof and the respective results of operations and changes in net assets for each of the periods indicated in accordance with generally accepted accounting principles ("GAAP").

            (f) SHARES TO BE ISSUED UPON REORGANIZATION. The Acquiring Portfolio Shares to be issued in connection with the Reorganization will be duly authorized and upon consummation of the Reorganization will be validly issued, fully paid and nonassessable (except as disclosed in the Trust's prospectus and recognizing that under Massachusetts law, shareholders of an Acquiring Trust portfolio could, under certain circumstances, be held personally liable for the obligations of such portfolio).

            (g) AUTHORITY RELATIVE TO THIS PLAN. The Acquiring Trust, on behalf of the Acquiring Portfolio, has the power to enter into this Plan and to carry out its obligations hereunder. The execution and delivery of this Plan and the consummation of the transactions contemplated hereby have been duly authorized by the Acquiring Trust's Board of Trustees and no other proceedings by the Acquiring Trust other than those contemplated under this Plan are necessary to authorize its officers to effectuate this Plan and the transactions contemplated hereby. The Acquiring Trust is not a party to or obligated under any provision of its Declaration of Trust or By-laws, or under any indenture or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by or which would prevent its execution and performance of this Plan in accordance with its terms.

            (h) LIABILITIES. There are no liabilities of the Acquiring Portfolio, whether actual or contingent and whether or not determined or determinable, other than liabilities disclosed or provided for in the Acquiring Trust's financial statements with respect to the Acquiring Portfolio and liabilities incurred in the ordinary course of business subsequent to August 31, 2000 or otherwise previously disclosed to the Acquiring Trust with respect to the Acquiring Portfolio, none of which has been materially adverse to the business, assets or results of operations of the Acquiring Portfolio.

            (i) NO MATERIAL ADVERSE CHANGE. Since August 31, 2000, there has been no material adverse change in the financial condition, results of operations, business, properties or assets of the Acquiring Portfolio, other than those occurring in the ordinary course of business (for these purposes, a decline in net asset value and a decline in net assets due to redemptions do not constitute a material adverse change).

            (j) LITIGATION. There are no claims, actions, suits or proceedings pending or, to the knowledge of the Acquiring Trust, threatened which would adversely affect the Acquiring Trust or the Acquiring Portfolio's assets or business or which would prevent or hinder consummation of the transactions contemplated hereby, there are no facts which would form the basis for the institution of administrative proceedings against the Acquiring Trust or the Acquiring Portfolio and, to the knowledge of the Acquiring Trust, there are no regulatory investigations of the Acquiring Trust or the Acquiring Portfolio, pending or threatened, other than routine inspections and audits.

            (k) CONTRACTS. No default exists under any material contract or other commitment to which the Acquiring Trust, on behalf of the Acquiring Portfolio, is subject.

            (l) TAXES. The federal income tax returns of the Acquiring Trust with respect to the Acquiring Portfolio, and all other income tax returns required to be filed by the Acquiring Trust with respect to the Acquiring Portfolio, have been filed, and all taxes payable pursuant to such returns have been paid. To the knowledge of the Acquiring Trust, no such return is under audit and no assessment has been asserted in respect of any such return. All federal and other taxes owed by the Acquiring Trust with respect to the Acquiring Portfolio have been paid so far as due. The Acquiring Portfolio has elected to qualify and has qualified as "regulated investment company" under Subchapter M of the Code as of and since its first taxable year and intends to continue to so qualify.

            (m) NO APPROVALS REQUIRED. Except for the Registration Statement (as defined in Section 4(a) hereof) and the approval of the Transferor Portfolio's shareholders (referred to in Section 6(a) hereof), no consents, approvals, authorizations, registrations or exemptions under federal or state laws are necessary for the consummation by the Acquiring Trust of the Reorganization, except such as have been obtained as of the date hereof.

            3. REPRESENTATIONS AND WARRANTIES OF THE TRANSFEROR TRUST

            The Transferor Trust represents and warrants as follows:

            (a) ORGANIZATION, EXISTENCE, ETC. The Transferor Trust is a business trust that is duly organized, validly existing and in good standing under the laws of the Commonwealth of

Massachusetts and has the power to carry on its business as it is now being conducted. The Transferor Portfolio is a validly existing series of shares of such business trust representing interests therein under the laws of Massachusetts. Each of Transferor Portfolio and the Transferor Trust has all necessary federal, state and local authorization to own all of its properties and assets and to carry on its business as now being conducted.

            (b) REGISTRATION AS INVESTMENT COMPANY. The Transferor Trust is registered under the Act as an open-end investment company of the management type; such registration has not been revoked or rescinded and is in full force and effect.

            (c) CURRENT OFFERING DOCUMENTS. The current prospectus and statement of additional information of the Transferor Trust, as amended, included in the Transferor Trust's registration statement on Form N-1A filed with the Commission, comply in all material respects with the requirements of the Securities Act and the Act and do not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

            (d) CAPITALIZATION. The Transferor Trust has an unlimited number of authorized shares of beneficial interest, of which as of February 28, 2001 there were outstanding 19,582,907 shares of the Transferor Portfolio, and no shares of such Portfolio were held in the treasury of the Transferor Trust. All of the outstanding shares of the Transferor Trust have been duly authorized and are validly issued, fully paid and nonassessable (except as disclosed in the Transferor Trust's prospectus and recognizing that under Massachusetts law, shareholders of a Trust portfolio could, under certain circumstances, be held personally liable for the obligations of such Trust portfolio). Because the Transferor Trust is an open-end investment company engaged in the continuous offering and redemption of its shares, the number of outstanding shares may change prior to the Effective Time of the Reorganization. All such shares will, at the Exchange Date, be held by the shareholders of record of the Transferor Portfolio as set forth on the books and records of the Transferor Trust in the amounts set forth therein, and as set forth in any list of shareholders of record provided to the Acquiring Portfolio for purposes of the Reorganization, and no such shareholders of record will have any preemptive rights to purchase any Transferor Portfolio shares, and the Transferor Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any Transferor Portfolio shares (other than any existing dividend reinvestment plans of the Transferor Portfolio or as set forth in this Plan), nor are there outstanding any securities convertible into any shares of the Transferor Portfolio (except pursuant to any existing exchange privileges described in the current prospectus and statement of additional information of the Transferor Trust). All of the Transferor Portfolio's issued and outstanding shares have been offered and sold in compliance in all material respects with applicable registration requirements of the Securities Act and applicable state securities laws.

            (e) FINANCIAL STATEMENTS. The financial statements for the Transferor Trust with respect to the Transferor Portfolio and The New York Tax Exempt Bond Portfolio for the fiscal year ended July 31, 2000 which have been audited by PricewaterhouseCoopers LLP fairly present the financial position of the Transferor Portfolio and The New York Tax Exempt Bond Portfolio as of the dates thereof and the respective results of operations and changes in net assets for each of the periods indicated in accordance with GAAP. The unaudited financial statements for the Transferor Trust with respect to the Transferor Portfolio and The New York Tax Exempt

Bond Portfolio for the fiscal period ended January 31, 2001 fairly present the financial position of the Transferor Portfolio and The New York Tax Exempt Bond Portfolio as of the dates thereof and the respective results of operations and changes in net assets for each of the periods indicated in accordance with GAAP.

            (f) AUTHORITY RELATIVE TO THIS PLAN. The Transferor Trust, on behalf of the Transferor Portfolio, has the power to enter into this Plan and to carry out its obligations hereunder. The execution and delivery of this Plan and the consummation of the transactions contemplated hereby have been duly authorized by the Transferor Trust's Board of Trustees and no other proceedings by the Transferor Trust other than those contemplated under this Plan are necessary to authorize its officers to effectuate this Plan and the transactions contemplated hereby. The Transferor Trust is not a party to or obligated under any provision of its Declaration of Trust or By-laws, or under any indenture or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by or which would prevent its execution and performance of this Plan in accordance with its terms.

            (g) LIABILITIES. There are no liabilities of the Transferor Portfolio, whether actual or contingent and whether or not determined or determinable, other than liabilities disclosed or provided for in the Transferor Trust's Financial Statements with respect to the Transferor Portfolio and liabilities incurred in the ordinary course of business subsequent to January 31, 2001 or otherwise previously disclosed to the Transferor Trust with respect to the Transferor Portfolio, none of which has been materially adverse to the business, assets or results of operations of the Transferor Portfolio.

            (h) NO MATERIAL ADVERSE CHANGE. Since January 31, 2001, there has been no material adverse change in the financial condition, results of operations, business, properties or assets of the Transferor Portfolio, other than those occurring in the ordinary course of business (for these purposes, a decline in net asset value and a decline in net assets due to redemptions do not constitute a material adverse change).

            (i) LITIGATION. There are no claims, actions, suits or proceedings pending or, to the knowledge of the Transferor Trust, threatened which would adversely affect the Transferor Trust or the Transferor Portfolio's assets or business or which would prevent or hinder consummation of the transactions contemplated hereby, there are no facts which would form the basis for the institution of administrative proceedings against the Transferor Trust or the Transferor Portfolio and, to the knowledge of the Transferor Trust, there are no regulatory investigations of the Transferor Trust or the Transferor Portfolio, pending or threatened, other than routine inspections and audits.

            (j) CONTRACTS. The Transferor Trust, on behalf of the Transferor Portfolio, is not subject to any contracts or other commitments (other than this Plan) which will not be terminated with respect to the Transferor Portfolio without liability to the Transferor Trust or the Transferor Portfolio as of or prior to the Effective Time of the Reorganization.

            (k) TAXES. The federal income tax returns of the Transferor Trust with respect to the Transferor Portfolio, and all other income tax returns required to be filed by the Transferor Trust with respect to the Transferor Portfolio, have been filed for all taxable years to and including

July 31, 2000, and all taxes payable pursuant to such returns have been paid. To the knowledge of the Transferor Trust, no such return is under audit and no assessment has been asserted in respect of any such return. All federal and other taxes owed by the Transferor Trust with respect to the Transferor Portfolio have been paid so far as due. The Transferor Portfolio has elected to qualify as a "regulated investment company" under Subchapter M of the Code, as of and since its first taxable year, and shall continue to so qualify until the Effective Time of the Reorganization.

            (l) NO APPROVALS REQUIRED. Except for the Registration Statement (as defined in Section 4(a) hereof) and the approval of the Transferor Portfolio's shareholders referred to in Section 6(a) hereof, no consents, approvals, authorizations, registrations or exemptions under federal or state laws are necessary for the consummation by the Transferor Trust of the Reorganization, except such as have been obtained as of the date hereof.

            4. COVENANTS OF THE ACQUIRING TRUST

            The Acquiring Trust covenants to the following:

            (a) REGISTRATION STATEMENT. On behalf of the Acquiring Portfolio, the Acquiring Trust shall file with the Commission a Registration Statement on Form N-14 (the "Registration Statement") under the Securities Act relating to the Acquiring Portfolio Shares issuable hereunder and the proxy statement of the Transferor Portfolio relating to the meeting of the Transferor Portfolio's shareholders referred to in Section 5(a) herein. At the time the Registration Statement becomes effective, the Registration Statement (i) will comply in all material respects with the provisions of the Securities Act and the rules and regulations of the Commission thereunder (the "Regulations") and (ii) will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time the Registration Statement becomes effective, at the time of the Transferor Portfolio shareholders' meeting referred to in Section 5(a) hereof, and at the Effective Time of the Reorganization, the prospectus/proxy statement (the "Prospectus") and statement of additional information (the "Statement of Additional Information") included therein, as amended or supplemented by any amendments or supplements filed by the Trust, will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

            (b) COOPERATION IN EFFECTING REORGANIZATION. The Acquiring Trust agrees to use all reasonable efforts to effectuate the Reorganization, to continue in operation thereafter, and to obtain any necessary regulatory approvals for the Reorganization. The Acquiring Trust shall furnish such data and information relating to the Acquiring Trust as shall be reasonably requested for inclusion in the information to be furnished to the Transferor Portfolio shareholders in connection with the meeting of the Transferor Portfolio's shareholders for the purpose of acting upon this Plan and the transactions contemplated herein.

            (c) OPERATIONS IN THE ORDINARY COURSE. Except as otherwise contemplated by this Plan, the Acquiring Trust shall conduct the business of the Acquiring Portfolio in the ordinary course until the consummation of the Reorganization, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions.

            5. COVENANTS OF THE TRANSFEROR TRUST

            The Transferor Trust covenants to the following:

            (a) MEETING OF THE TRANSFEROR PORTFOLIO'S SHAREHOLDERS. The Transferor Trust shall call and hold a meeting of the shareholders of the Transferor Portfolio for the purpose of acting upon this Plan and the transactions contemplated herein.

            (b) PORTFOLIO SECURITIES. With respect to the assets to be transferred in accordance with Section 1(a), the Transferor Portfolio's assets shall consist of all property and assets of any nature whatsoever, including, without limitation, all cash, cash equivalents, securities, claims and receivables (including dividend and interest receivables) owned, and any deferred or prepaid expenses shown as an asset on the Transferor Trust's books maintained on behalf of the Transferor Portfolio. At least five (5) business days prior to the Exchange Date, the Transferor Portfolio will provide the Acquiring Trust, for the benefit of the Acquiring Portfolio, with a list of its assets and a list of its stated liabilities. The Transferor Portfolio shall have the right to sell any of the securities or other assets shown on the list of assets prior to the Exchange Date but will not, without the prior approval of the Acquiring Trust, on behalf of the Acquiring Portfolio, acquire any additional securities other than securities which the Acquiring Portfolio is permitted to purchase, pursuant to its investment objective and policies or otherwise (taking into consideration its own portfolio composition as of such date). In the event that the Transferor Portfolio holds any investments that the Acquiring Portfolio would not be permitted to hold, the Transferor Portfolio will dispose of such securities prior to the Exchange Date to the extent practicable, to the extent permitted by its investment objective and policies and to the extent that its shareholders would not be materially affected in an adverse manner by such a disposition. In addition, the Transferor Trust will prepare and deliver immediately prior to the Effective Time of the Reorganization, a Statement of Assets and Liabilities of the Transferor Portfolio, prepared in accordance with GAAP (each, a "Schedule"). All securities to be listed in the Schedule for the Transferor Portfolio as of the Effective Time of the Reorganization will be owned by the Transferor Portfolio free and clear of any liens, claims, charges, options and encumbrances, except as indicated in such Schedule, and, except as so indicated, none of such securities is or, after the Reorganization as contemplated hereby, will be subject to any restrictions, legal or contractual, on the disposition thereof (including restrictions as to the public offering or sale thereof under the Securities
Act) and, except as so indicated, all such securities are or will be readily marketable.

            (c) REGISTRATION STATEMENT. In connection with the preparation of the Registration Statement, the Transferor Trust will cooperate with the Acquiring Trust and will furnish to the Acquiring Trust the information relating to the Transferor Portfolio required by the Securities Act and the Regulations to be set forth in the Registration Statement (including the Prospectus and Statement of Additional Information). At the time the Registration Statement becomes effective, the Registration Statement, insofar as it relates to the Transferor Portfolio, (i) will comply in all material respects with the provisions of the Securities Act and the Regulations and
(ii) will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time the Registration Statement becomes effective, at the time of the Transferor Portfolio's shareholders' meeting referred to in
Section 5(a) and at the Effective Time of the Reorganization, the Prospectus and Statement of Additional Information, as amended or supplemented by any amendments or supplements filed by the Transferor Trust, insofar as they relate to the Transferor Portfolio, will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that the representations and warranties in this subsection shall apply only to statements in or omissions from the Registration Statement, Prospectus or Statement of Additional Information made in reliance upon and in conformity with information furnished by the Transferor Portfolio for use in the registration statement, prospectus or statement of additional information as provided in this Section 5(c).

            (d) COOPERATION IN EFFECTING REORGANIZATION. The Transferor Trust agrees to use all reasonable efforts to effectuate the Reorganization and to obtain any necessary regulatory approvals for the Reorganization.

            (e) OPERATIONS IN THE ORDINARY COURSE. Except as otherwise contemplated by this Plan, the Transferor Trust shall conduct the business of the Transferor Portfolio in the ordinary course until the consummation of the Reorganization, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions.

            (f) STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within 60 days after the Exchange Date, the Transferor Trust on behalf of the Transferor Portfolio, shall prepare a statement of the earnings and profits of the Transferor Portfolio for federal income tax purposes, and of any capital loss carryovers and other items that the Acquiring Portfolio will succeed to and take into account as a result of
Section 381 of the Code.

            6. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TRANSFEROR TRUST

            The obligations of the Transferor Trust with respect to the consummation of the Reorganization are subject to the satisfaction of the following conditions:

            (a) APPROVAL BY THE TRANSFEROR PORTFOLIO'S SHAREHOLDERS. This Plan and the transactions contemplated by the Reorganization shall have been approved by the requisite vote of the shares of the Transferor Portfolio entitled to vote on the matter ("Transferor Shareholder Approval").

            (b) COVENANTS, WARRANTIES AND REPRESENTATIONS. The Acquiring Trust shall have complied with each of its covenants contained herein, each of the representations and warranties contained herein shall be true in all material respects as of the Effective Time of the Reorganization (except as otherwise contemplated herein), and there shall have been no material adverse change (as described in Section 2(i)) in the financial condition, results of operations, business, properties or assets of the Acquiring Portfolio since August 31, 2000.

            (c) REGULATORY APPROVAL. The Registration Statement shall have been declared effective by the Commission and no stop orders under the Securities Act pertaining thereto shall have been issued, and all other approvals, registrations, and exemptions under federal and state laws considered to be necessary shall have been obtained (collectively, the "Regulatory Approvals").

            (d) TAX OPINION. The Transferor Trust shall have received the opinion of Simpson Thacher & Bartlett, dated on or before the Exchange Date, addressed to and in form and substance satisfactory to the Transferor Trust, as to certain of the federal income tax consequences under the Code of the Reorganization, insofar as it relates to the Transferor Portfolio and the Acquiring Portfolio, and to shareholders of each Transferor Portfolio (the "Tax Opinion"). For purposes of rendering the Tax Opinion, Simpson Thacher & Bartlett may rely exclusively and without independent verification, as to factual matters, upon the statements made in this Plan, the Prospectus and Statement of Additional Information, and upon such other written representations as the President or Treasurer of the Transferor Trust will have verified as of the Effective Time of the Reorganization. The Tax Opinion will be to the effect that, based on the facts and assumptions stated therein, for federal income tax purposes: (i) the Reorganization will constitute a reorganization within the meaning of section 368(a)(1) of the Code with respect to the Transferor Portfolio and the Acquiring Portfolio;
(ii) no gain or loss will be recognized by any of the Transferor Portfolio or the Acquiring Portfolio upon the transfer of all the assets and liabilities, if any, of the Transferor Portfolio to the Acquiring Portfolio solely in exchange for shares of the Acquiring Portfolio or upon the distribution of the shares of the Acquiring Portfolio to the holders of the shares of the Transferor Portfolio solely in exchange for all of the shares of the Transferor Portfolio; (iii) no gain or loss will be recognized by shareholders of the Transferor Portfolio upon the exchange of shares of such Transferor Portfolio solely for shares of the Acquiring Portfolio; (iv) the holding period and tax basis of the shares of the Acquiring Portfolio received by each holder of shares of the Transferor Portfolio pursuant to the Reorganization will be the same as the holding period and tax basis of shares of the Transferor Portfolio held by such holder immediately prior to the Reorganization (provided the shares of the Transferor Portfolio were held as a capital asset on the date of the Reorganization); and (v) the holding period and tax basis of the assets of the Transferor Portfolio acquired by the Acquiring Portfolio will be the same as the holding period and tax basis of those assets to the Transferor Portfolio immediately prior to the Reorganization.

            (e) CONCURRENT REORGANIZATION.  The reorganization of
J.P. Morgan New York Tax Exempt Bond Fund, a series of J.P. Morgan Funds, into the Acquiring Portfolio shall have been consummated.

            7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING TRUST

            The obligations of the Acquiring Trust with respect to the consummation of the Reorganization are subject to the satisfaction of the following conditions:

            (a) APPROVAL BY THE TRANSFEROR PORTFOLIO'S SHAREHOLDERS. The Transferor Shareholder Approval shall have been obtained.

            (b) COVENANTS, WARRANTIES AND REPRESENTATIONS. The Transferor Trust shall have complied with each of its covenants contained herein, each of the representations and warranties contained herein shall be true in all material respects as of the Effective Time of the Reorganization (except as otherwise contemplated herein), and there shall have been no material adverse change (as described in Section 3(h)) in the financial condition, results of operations, business, properties or assets of the Transferor Portfolio since January 31, 2001.

            (c) PORTFOLIO SECURITIES. All securities to be acquired by the Acquiring Portfolio in the Reorganization shall have been approved for acquisition by J.P. Morgan Fleming Asset Management (USA) Inc. ("JPMFAM"), in its capacity as investment adviser to the Acquiring Portfolio, as consistent with the investment policies of the Acquiring Portfolio.

            (d) REGULATORY APPROVAL. The Regulatory Approvals shall have been obtained.

            (e) DISTRIBUTION OF INCOME AND GAINS. The Transferor Trust on behalf of the Transferor Portfolio shall have distributed to the shareholders of the Transferor Portfolio all of the Transferor Portfolio's investment company taxable income (determined without regard to the deduction for dividends paid) as defined in Section 852(b)(2) of the Code for its taxable year ending on the Exchange Date and all of its net capital gain as such term is used in Section 852(b)(3) of the Code, after reduction by any capital loss carry forward, for its taxable year ending on the Exchange Date.

            (f) TAX OPINION. The Acquiring Trust shall have received the Tax Opinion.

            (g) CONCURRENT REORGANIZATION. The reorganization of J.P. Morgan New York Tax Exempt Bond Fund, a series of J.P. Morgan Funds, into the Acquiring Portfolio shall have been consummated.

            8. AMENDMENTS; TERMINATIONS; NO SURVIVAL OF COVENANTS, WARRANTIES AND REPRESENTATIONS

            (a) AMENDMENTS. The parties hereto may, by agreement in writing authorized by their respective Boards of Trustees amend this Plan at any time before or after approval hereof by the shareholders of the Transferor Portfolio, but after such approval, no amendment shall be made which substantially changes the terms hereof.

            (b) WAIVERS. At any time prior to the Effective Time of the Reorganization, either the Transferor Trust or the Acquiring Trust may by written instrument signed by it (i) waive any inaccuracies in the representations and warranties made to it contained herein and (ii) waive compliance with any of the covenants or conditions made for its benefit contained herein, except that conditions set forth in Sections 6(c) and 7(d) may not be waived.

            (c) TERMINATION BY THE TRANSFEROR TRUST. The Transferor Trust, on behalf of the Transferor Portfolio, may terminate this Plan with respect to the Transferor Portfolio at any time prior to the Effective Time of the Reorganization by notice to the Acquiring Trust and JPMFAM if (i) a material condition to the performance of the Transferor Trust hereunder or a material covenant of the Acquiring Trust contained herein shall not be fulfilled on or before the date specified for the fulfillment thereof or (ii) a material default or material breach of this Plan shall be made by the Acquiring Trust. In addition, this Plan may be terminated by the Transferor Trust at any time prior to the Effective Time of the Reorganization, whether before or after approval of this Plan by the shareholders of the Transferor Portfolio, without liability on the part of any party hereto, its Trustees, officers or shareholders or J.P. Morgan Investment Management Inc. ("JPMIM") on notice to the other parties in the event that the Board of Trustees determines that proceeding with this Plan is not in the best interests of the shareholders of the Transferor Portfolio.

            (d) TERMINATION BY THE ACQUIRING TRUST. The Acquiring Trust, on behalf of the Acquiring Portfolio, may terminate this Plan with respect to the Acquiring Portfolio at any time prior to the Effective Time of the Reorganization by notice to the Transferor Trust and JPMIM if (i) a material condition to the performance of the Acquiring Trust hereunder or a material covenant of the Transferor Trust contained herein shall not be fulfilled on or before the date specified for the fulfillment thereof or (ii) a material default or material breach of this Plan shall be made by the Transferor Trust. In addition, this Plan may be terminated by the Acquiring Trust at any time prior to the Effective Time of the Reorganization, whether before or after approval of this Plan by the shareholders of the Transferor Portfolio, without liability on the part of any party hereto, its Trustees, officers or shareholders or JPMIM on notice to the other parties in the event that the Board of Trustees determines that proceeding with this Plan is not in the best interests of the shareholders of the Acquiring Portfolio.

            (e) SURVIVAL. No representations, warranties or covenants in or pursuant to this Plan, except for the provisions of Section 5(f) and Section 9 of this Plan, shall survive the Reorganization.

            9. EXPENSES

            The expenses of the Reorganization will be borne by J.P. Morgan Chase & Co. ("JPMC"). Such expenses include, without limitation, (i) expenses incurred in connection with the entering into and the carrying out of the provisions of this Plan; (ii) expenses associated with the preparation and filing of the Registration Statement; (iii) fees and expenses of preparing and filing such forms as are necessary under any applicable state securities laws in connection with the Reorganization; (iv) postage; (v) printing; (vi) accounting fees; (vii) legal fees and (viii) solicitation costs relating to the Reorganization. In addition, JPMC or an affiliate will waive fees payable to it or reimburse expenses to the extent necessary such that the actual (post-waiver) total expense ratios of the Select Class Shares and the Institutional Class Shares of the Acquiring Portfolio are not higher than those set forth in the Registration Statement for a period of three years after the Exchange Date.

            10. NOTICES

            Any notice, report, statement or demand required or permitted by any provision of this Plan shall be in writing and shall be given by hand, certified mail or by facsimile transmission, shall be deemed given when received and shall be addressed to the parties hereto at their respective addresses listed below or to such other persons or addresses as the relevant party shall designate as to itself from time to time in writing delivered in like manner:

            if to the Acquiring Trust (for itself or on behalf of the Acquiring Portfolio):

                  1211 Avenue of the Americas, 41st Floor
                  New York, New York 10036

                  with a copy to:

                  Simpson Thacher & Bartlett
                  425 Lexington Avenue
                  New York, New York 10017
                  Attention: Sarah E. Cogan, Esq.

            if to the Transferor Trust (for itself or on behalf of the Transferor Portfolio):

                  60 State Street
                  Suite 1300
                  Boston, Massachusetts 02109

                  with a copy to:

                  Sullivan & Cromwell
                  125 Broad Street
                  New York, New York  10004
                  Attention:  John E. Baumgardner, Jr., Esq.

            11. RELIANCE

            All covenants and agreements made under this Plan shall be deemed to have been material and relied upon by the Transferor Trust and the Acquiring Trust notwithstanding any investigation made by such party or on its behalf.

            12. HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT

            (a) The section and paragraph headings contained in this Plan are for reference purposes only and shall not affect in any way the meaning or interpretation of this Plan.

            (b) This Plan may be executed in any number of counterparts, each of which shall be deemed an original.

            (c) This Plan shall be governed by and construed in accordance with the laws of The State of New York.

            (d) This Plan shall bind and inure to the benefit of the Transferor Trust, the Transferor Portfolio, the Acquiring Trust and the Acquiring Portfolio and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Plan.

            (e) The name "J.P. Morgan Funds" is the designation of its Trustees under a Declaration of Trust dated November 4, 1992, as amended, and all persons dealing with the Transferor Trust must look solely to the Transferor Trust's property for the enforcement of any claims against the Transferor Trust, as none of the Transferor Trustees, officers, agents or shareholders assumes any personal liability for obligations entered into on behalf of the Transferor Trust. No series of the Transferor Trust shall be liable for claims against any other series of the Transferor Trust.

            (f) The name "Mutual Fund Select Trust" is the designation of its Trustees under a Declaration of Trust dated October 1, 1996, as amended, and all persons dealing with the Acquiring Trust must look solely to the Acquiring Trust's property for the enforcement of any claims against the Acquiring Trust, as none of the Acquiring Trustees, officers, agents or shareholders assumes any personal liability for obligations entered into on behalf of the Acquiring Trust. No series of the Acquiring Trust shall be liable for claims against any other series of the Acquiring Trust.

            IN WITNESS WHEREOF, the undersigned have executed this Plan as of the date first above written.



            J.P. MORGAN INSTITUTIONAL FUNDS

            on behalf of J.P. Morgan Institutional New York Tax Exempt Bond Fund

            By:
               -----------------------------------------------------------------
                    Name:
                    Title:



            MUTUAL FUND SELECT TRUST

            on behalf of JPMorgan New York Intermediate Tax Free Income Fund


            By:
               -----------------------------------------------------------------
                    Name:
                    Title:




            Agreed and acknowledged with respect to Section 9:


            J.P. MORGAN CHASE & CO.


            By:
               -----------------------------------------------------------------
                    Name:
                    Title:

                     STATEMENT OF ADDITIONAL INFORMATION

                     (SPECIAL MEETING OF SHAREHOLDERS OF
            JPMORGAN INSTITUTIONAL NEW YORK TAX EXEMPT BOND FUND,
                        A SERIES OF J.P. MORGAN FUNDS)

            This Statement of Additional Information is not a prospectus but should be read in conjunction with the Combined Prospectus/Proxy Statement dated May 12, 2001 for the Special Meeting of Shareholders of JPMorgan Institutional New York Tax Exempt Bond Fund (the "Merging Fund"), a series of JPMorgan Institutional Funds ("JPMIF"), to be held on July 3, 2001. Copies of the Combined Prospectus/Proxy Statement may be obtained at no charge by calling the Merging Fund at 1-800-766-7722.

            Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Combined Prospectus/Proxy Statement.

            Further information about the Surviving Fund and the Merging Fund is contained in each of MFST's and JPMIF's Statements of Additional Information, which are incorporated herein by reference.

            The date of this Statement of Additional Information is May 12,
2001.

                               GENERAL INFORMATION


            The Shareholders of the Merging Fund are being asked to consider and vote on two proposals.

            With respect to an Agreement and Plan of Reorganization (the "Reorganization Plan") dated as of __________, 2001 by and among JPMIF, on behalf of the Merging Fund, MFST, on behalf of the Surviving Fund, JPMC, and the transactions contemplated thereby, the Reorganization Plan contemplates the transfer of all of the assets and liabilities of the Merging Fund to the Surviving Fund in exchange for shares issued by MFST in the Surviving Fund that will have an aggregate net asset value equal to the aggregate net asset value of the shares of the Merging Fund that are outstanding immediately before the Effective Time of the Reorganization.

            Following the exchange, the Merging Fund will make a liquidating distribution of the Surviving Fund shares to its Shareholders, so that a holder of shares in the Merging Fund will receive Institutional Class shares of the Surviving Fund of equal value, plus the right to receive any unpaid dividends and distributions that were declared before the Effective Time of the Reorganization.

            At the Meeting, shareholders will also be asked to consider and vote upon the election of Trustees of JPMIF.

            A Special Meeting of Shareholders of the Merging Fund to consider the proposals and the related transaction will be held at the offices of J.P. Morgan Chase & Co., 1211 Avenue of the Americas, 41st Floor, New York, NY, on July 3, 2001 at 9:00 a.m., Eastern time. For further information about the transaction, see the Combined Prospectus/Proxy Statement.

                              FINANCIAL STATEMENTS

            The audited financial highlights, financial statements and notes thereto of the Merging Fund and the audited financial statements, notes thereto and supplementary data of the Master Portfolio contained in their respective Annual Reports, each dated July 31, 2000, are incorporated by reference into this Statement of Additional Information related to this Combined Prospectus/Proxy Statement. The audited financial highlights, financial statements and notes thereto of the Surviving Fund contained in its Annual Report dated August 31, 2000 are incorporated by reference into this Statement of Additional Information related to this Combined Prospectus/Proxy Statement. The unaudited financial highlights, financial statements and notes thereto of the Merging Fund and the unaudited financial statements, notes thereto and supplementary data of the Master Portfolio contained in their respective Semi-Annual Reports, each dated January 31, 2001, are incorporated by reference into this Statement of Additional Information related to this Combined Prospectus/Proxy Statement. The audited financial highlights, financial statements, notes thereto and supplementary data, as applicable, which appear in each of the Merging Fund's, the Master Portfolio's and the Surviving Fund's Annual Report have been audited by PricewaterhouseCoopers LLP, whose reports thereon also appear in such Annual Reports and are also incorporated herein by reference. The financial highlights, financial statements, notes thereto and supplementary data, as applicable, for the Merging Fund and the Master Portfolio for the fiscal year ended July 31, 2000 and for the Surviving Fund for the fiscal year ended August 31, 2000 have been incorporated herein by reference in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on their authority as experts in auditing and accounting.

     THE NEW YORK TAX EXEMPT BOND PORTFOLIO / JPMORGAN NEW YORK INTERMEDIATE
                              TAX FREE INCOME FUND
                       COMBINED PORTFOLIO OF INVESTMENTS
                FOR THE YEAR ENDED FEBRUARY 28, 2001 (UNAUDITED)
                             (AMOUNTS IN THOUSANDS)

                     SHARES                                                                       MARKET VALUE
--------------------------------------------                                           --------------------------------------------
                                    PRO FORMA                                                                              PRO FORMA
                                    COMBINED                                                                               COMBINED
                                    JPMORGAN                                                                               JPMORGAN
                                    NEW YORK                                                                               NEW YORK
  JPMORGAN      THE                 INTERME-                                            JPMORGAN       THE                 INTERME-
  NEW YORK    NEW YORK              DIATE TAX                                           NEW YORK     NEW YORK              DIATE TAX
INTERMEDIATE TAX EXEMPT             FREE                                               INTERMEDIATE TAX EXEMPT             FREE
  TAX FREE      BOND     PRO FORMA  INCOME                                             TAX FREE        BOND     PRO FORMA  INCOME
INCOME FUND  PORTFOLIO  ADJUSTMENTS FUND                                               INCOME FUND  PORTFOLIO  ADJUSTMENTS FUND
-----------  ---------  ----------- ---------                                          -----------  ---------- ----------- --------
                                             MUNICIPALS                         98.98%
                                             GENERAL OBLIGATIONS & HOUSE
                                             AUTHORITY                          54.97%
                                             CALIFORNIA                          0.70%
                                             Bay Area Governments
                                             Association Lease Rev.,
                                             Series 2001 A, (Bart SFO
                                             Extension-FTA Capital
                                             Grant), 4.88%,
                  5,000                5,000 6/15/09 (AMBAC)                               $     -    $   5,121            $  5,121
                                                                                       --------------------------------------------

                                             NEW YORK                           47.58%
                                             Babylon, (Waste Facilities),
                  3,000                3,000 9.00%, 8/1/11 (FGIC)                                        4,102                4,102
                                             New York City, Series 1998 A,
                  6,455                6,455 5.00%, 8/1/05                                               6,737                6,737
                                             New York City, Series 1999 I,
                  4,325                4,325  4.00%, 4/15/02                                             4,350                4,350
                                             New York, Series 1993 A-1,
                  7,000                7,000 5.75%, 8/1/14                                               7,243                7,243
                  4,375                4,375 New York, 6.00%, 3/1/07                                     4,807                4,807
                                             New York, Series 1996 A,
                  5,250                5,250  6.50%, 7/15/06                                             5,876                5,876
                                             New York, Series 2001 A,
                 12,110               12,110  5.25%, 3/15/14                                            12,600               12,600
                                             Yonkers, Series 1996 C, 5.50%,
                  3,230                3,230  8/1/04 (AMBAC)                                             3,407                3,407
                                             Albany County, New York, Airport
       2,000                           2,000 Authority, Rev., 5.30%, 12/15/2015             2,056                             2,056
                                             Allegany County, New York, IDA, Civic
                                             Facility, Alfred University, Rev.,
       1,120                           1,120 5.25%, 8/1/2011                                1,192                             1,192
                                             Amherst, New York, IDA, Civic
                                             Facility, Faculty Student Housing,
       1,290                           1,290 Ser. B, Rev., 5.75%, 8/1/2015                  1,411                             1,411
                                             Amherst, New York, IDA, Civic
                                             Facility, Student Housing Corp., Ser.
       1,175                           1,175 A, Rev., 5.50%, 8/1/2015                       1,251                             1,251
                                             Amherst, New York, IDA, Civic
                                             Facility, Student Housing Corp., Ser.
       1,000                           1,000 B, Rev., 5.50%, 8/1/2015                       1,065                             1,065
                                             Arkport, New York, Central School
         150                             150 District, GO, 5.20%, 6/15/2009                   160                               160
                                             Arkport, New York, Central School
          50                              50 District, GO, 5.20%, 6/15/2010                    53                                53
                                             Attica, New York, Central School
         500                             500 District, GO, 5.00%, 6/15/2015                   507                               507
                                             Barker, New York, Central School
         420                             420 District, GO,5.13%, 6/1/2004                     438                               438
                                             Barker, New York, Central School
         480                             480 District, GO, 5.15%, 6/1/2006                    507                               507
                                             Battery Park City Authority, New
       2,000                           2,000 York, Ser. A, Rev., 5.50%, 11/1/2026           2,045                             2,045
                                             Beacon, New York, City School
       1,040                           1,040 District, GO, 5.50%, 7/15/2011                 1,130                             1,130
                                             Brentwood, New York, Union Free
         250                             250 School District, GO, 5.63%, 6/15/2011            273                               273
                                             Brentwood, New York, Union Free
         100                             100 School District, GO, 5.63%, 6/15/2012            109                               109
                                             Brentwood, New York, Union Free
         650                             650 School District, GO, 5.63%, 6/15/2013            704                               704
                                             Burnt Hills-Ballston Lake, New York,
                                             Central School District, GO, 5.40%,
         590                             590 7/15/2016                                        616                               616
                                             Burnt Hills-Ballston Lake, New York,
                                             Central School District, GO, 5.50%,
         305                             305 7/15/2017                                        320                               320
                                             Burnt Hills-Ballston Lake, New York,
                                             Central School District, GO, 5.50%,
         375                             375 7/15/2018                                        392                               392
                                             Chenango Forks, New York, Central
         250                             250 School District, GO, 5.63%, 6/15/2011            273                               273
                                             Chenango Forks, New York, Central
         850                             850 School District, GO, 5.70%, 6/15/2012            930                               930
                                             Cleveland Hill, New York, Union Free
                                             School District, Cheektowaga, GO,
       1,655                           1,655 5.50%, 10/15/2013                              1,775                             1,775
                                             Cleveland Hill, New York, Union Free
                                             School District, Cheektowaga, GO,
       1,730                           1,730 5.50%, 10/15/2014                              1,844                             1,844
                                             Colonie, New York, Public
                                             Improvement, Ser. B, GO, 5.20%,
         175                             175 4/1/2004                                         182                               182
                                             Colonie, New York, Public
                                             Improvement, Ser. B, GO, 5.20%,
         375                             375 4/1/2005                                         394                               394
                                             East Meadow, New York, Fire District,
         185                             185 GO, 5.30%, 4/1/2004                              193                               193
                                             East Meadow, New York, Fire District,
         250                             250 GO, 5.30%, 4/1/2005                              263                               263
                                             East Meadow, New York, Fire District,
         250                             250 GO, 5.30%, 4/1/2006                              265                               265
                                             Erie County, New York, Public
         885                             885 Improvement, GO, 6.00%, 1/15/2005                919                               919
                                             Erie County, New York, Ser. B, GO,
         855                             855 6.00%, 3/15/2006                                 889                               889


                   See Notes to Pro Forma Financial Statements


                                       4

                                             Erie County, New York, Water
                                             Authority, Improvement & Extension,
       1,695                           1,695 Rev., ^, 5.75%, 12/1/2008                      1,815                             1,815
                                             Goshen, New York, Central School
       1,050                           1,050 District, GO, 5.00%, 6/15/2016                 1,078                             1,078
                                             Goshen, New York, Central School
       1,050                           1,050 District, GO, 5.00%, 6/15/2017                 1,071                             1,071
                                             Lindenhurst, New York, Union Free
       1,070                           1,070 School District, GO, 5.25%, 7/15/2012          1,132                             1,132
                                             Lindenhurst, New York, Union Free
       1,295                           1,295 School District, GO, 5.25%, 7/15/2016          1,341                             1,341
                                             Lindenhurst, New York, Union Free
       1,460                           1,460 School District, GO, 5.25%, 7/15/2017          1,500                             1,500
                                             Long Island Power Authority, New
                                             York, Electric Systems, Ser. A, Rev.,
       5,000                           5,000 5.50%, 12/1/2011                               5,508                             5,508
                                             Longwood Central School District at
                                             Middle Island, New York, GO, 4.80%,
         405                             405 6/15/2011                                        418                               418
                                             Longwood Central School District at
                                             Middle Island, New York, GO, 4.80%,
       1,290                           1,290 6/15/2013                                      1,311                             1,311
                                             Mahopac, New York, Central School
         525                             525 District, Ser. B, GO, 5.60%, 6/15/2014           568                               568
                                             Mahopac, New York, Central School
         815                             815 District, Ser. B, GO, 5.60%, 6/15/2015           876                               876
                                             Massapequa, New York, Union Free
                                             School District, Ser. A, GO, 5.38%,
       1,090                           1,090 6/15/2009                                      1,179                             1,179
                                             Massapequa, New York, Union Free
                                             School District, Ser. A, GO, 5.38%,
       2,180                           2,180 6/15/2012                                      2,341                             2,341
                                             Massapequa, New York, Union Free
                                             School District, Ser. A, GO, 5.40%,
       2,485                           2,485 6/15/2013                                      2,653                             2,653
                                             Massapequa, New York, Union Free
                                             School District, Ser. A, GO, 5.70%,
       3,135                           3,135 6/15/2016                                      3,374                             3,374
                                             Metropolitan Transportation
                                             Authority, New York, Commuter
                                             Facilities, Ser. B, Rev., 6.10%,
         500                             500 7/1/2009                                         565                               565
                                             Metropolitan Transportation
                                             Authority, New York, Dedicated Tax
       2,000                           2,000 Fund, Ser. A, Rev., 5.50%, 4/1/2016            2,085                             2,085
                                             Metropolitan Transportation
                                             Authority, New York, Transportation
                                             Facilities, Ser. C, Rev., 4.75%,
         200                             200 7/1/2016                                         197                               197
                                             Metropolitan Transportation
                                             Authority, New York, Transportation
                                             Facilities, Ser. C, Rev., 5.25%,
         510                             510 7/1/2016                                         545                               545
                                             Monroe County, New York, IDA, Public
                                             Improvement, Canal Ponds Park, Ser.
         550                             550 A, Rev., 7.00%, 6/15/2013                        581                               581
                                             Monroe County, New York, Public
       1,050                           1,050 Improvement, GO, 4.50%, 6/1/2009               1,073                             1,073
                                             Monroe County, New York, Public
         775                             775 Improvement, GO, 4.50%, 6/1/2010                 788                               788
                                             Monroe County, New York, Public
         100                             100 Improvement, GO, 6.00%, 3/1/2001                 100                               100
                                             Monroe County, New York, Public
       1,230                           1,230 Improvement, GO,6.00%, 3/1/2012                1,401                             1,401
                                             Monroe County, New York, Public
       1,000                           1,000 Improvement, GO, 6.00%, 3/1/2014               1,140                             1,140
                                             Monroe County, New York, Public
       1,000                           1,000 Improvement, GO, 6.00%, 3/1/2018               1,132                             1,132
                                             Monroe County, New York, Public
       1,000                           1,000 Improvement, GO, 6.00%, 3/1/2019               1,129                             1,129
                                             Monticello, New York, Central School
       1,020                           1,020 District, GO, 5.63%, 6/15/2006                 1,101                             1,101
                                             Municipal Assistance Corp. for New
                                             York City, Ser. E, Rev., 6.00%,
       2,400                           2,400 7/1/2005                                       2,607                             2,607
                                             Municipal Assistance Corp. for New
                                             York City, Ser. E, Rev., 6.00%,
       6,740                           6,740 7/1/2006                                       7,392                             7,392
                                             Municipal Assistance Corp. for New
                                             York City, Ser. G, Rev., 6.00%,
       6,500                           6,500 7/1/2008                                       7,250                             7,250
                                             Nassau County, New York, General
                                             Improvement, Ser. Q, GO, 5.20%,
       2,000                           2,000 8/1/2012                                       2,099                             2,099
                                             Nassau County, New York, General
                                             Improvement, Ser. R, GO, 5.13%,
       1,800                           1,800 11/1/2003                                      1,870                             1,870
                                             Nassau County, New York, IDA, Civic
                                             Facility, Hofstra University Project,
       4,740                           4,740 Rev., 5.25%, 7/1/2009                          5,077                             5,077
                                             Nassau County, New York, IDA, Civic
                                             Facility, Hofstra University Project,
       2,010                           2,010 Rev., 5.00%, 7/1/2003                          2,075                             2,075
                                             Nassau County, New York, IDA, Civic
                                             Facility, Hofstra University Project,
       1,705                           1,705 Rev., 5.00%, 7/1/2006                          1,791                             1,791
                                             Nassau County, New York, Ser. E, GO,
       1,000                           1,000 7.00%, 3/1/2004                                1,077                             1,077
                                             New York City, New York, IDA, Civic
                                             Facility, Mt. St. Vincent College,
         450                             450 Rev., 7.00%, 5/1/2008                            479                               479
                                             New York City, New York, IDA, Civic
                                             Facility, New School for Social
                                             Research, Ser. A, Rev., 5.75%,
       1,000                           1,000 9/1/2015                                       1,057                             1,057
                                             New York City, New York, IDA, Civic
                                             Facility, New York Blood Center Inc.
       1,430                           1,430 Project, Rev., ^, 7.20%, 5/1/2012              1,577                             1,577
                                             New York City, New York, IDA, Civic
                                             Facility, YMCA Greater New York
       1,500                           1,500 Project, Rev., 5.80%, 8/1/2016                 1,471                             1,471
                                             New York City, New York, IDA, IDR,
                                             Brooklyn Navy Yard Cogen Partners
       3,010                           3,010 Project, Rev., 6.20%, 10/1/2022                3,040                             3,040

                   See Notes to Pro Forma Financial Statements


                                       5


                                             New York City, New York, Industrial
                                             Development Agency, Civic Facility,
                                             Polytechnic University Project, Rev.,
       1,435                           1,435 5.13%, 11/1/2006                               1,470                             1,470
                                             New York City, New York,
                                             Industrial Development Agency,
                                             Civic Facility, Polytechnic
                                             University Project, Rev.,
       1,380                           1,380 5.00%,11/1/2004                                1,404                             1,404
                                             New York City, New York, Municipal
                                             Water Finance Authority, Water &
       2,500                           2,500 Sewer Systems, Rev., 5.66%, 6/15/2033          2,571                             2,571
                                             New York City, New York, Municipal
                                             Water Finance Authority, Water &
                                             Sewer Systems, Ser. A, Rev., ^,
         725                             725 7.00%, 6/15/2009                                 740                               740
                                             New York City, New York, Municipal
                                             Water Finance Authority, Water &
                                             Sewer Systems, Ser. A, Rev., 5.75%,
       3,000                           3,000 6/15/2031                                      3,156                             3,156
                                             New York City, New York, Municipal
                                             Water Finance Authority, Water &
                                             Sewer Systems, Ser. A, Rev., 7.00%,
       1,010                           1,010 6/15/2009                                      1,030                             1,030
                                             New York City, New York, Municipal
                                             Water Finance Authority, Water &
                                             Sewer Systems, Ser. B, Rev., 5.50%,
       2,000                           2,000 6/15/2027                                      2,047                             2,047
                                             New York City, New York, Ser. A, GO,
         500                             500 ^, 6.10%, 8/1/2002                               518                               518
                                             New York City, New York, Ser. A, GO,
         475                             475 ^, 6.38%, 8/1/2002                               501                               501
                                             New York City, New York, Ser. A, GO,
       1,000                           1,000 6.25%, 8/1/2003                                1,049                             1,049
                                             New York City, New York, Ser. A, GO,
       1,025                           1,025 6.38%, 8/1/2005                                1,077                             1,077
                                             New York City, New York, Ser. D, GO,
          60                              60 ^, 7.65%, 2/1/2002                                63                                63
                                             New York City, New York, Ser. E, GO,
       2,500                           2,500 6.00%, 8/1/2007                                2,765                             2,765
                                             New York City, New York, Ser. F, GO,
       2,000                           2,000 5.75%, 2/1/2012                                2,121                             2,121
                                             New York City, New York, Ser. F, GO,
         400                             400 8.25%, 11/15/2002                                419                               419
                                             New York City, New York, Ser. G, GO,
       1,250                           1,250 5.75%, 2/1/2004                                1,318                             1,318
                                             New York City, New York, Ser. H, GO,
         975                             975 ^, 7.10%, 2/1/2002                             1,023                             1,023
                                             New York City, New York, Ser. H, GO,
          25                              25 ^, 7.10%, 2/1/2012                                26                                26
                                             New York City, New York, Ser. H, GO,
         460                             460 ^, 7.00%, 2/1/2002                               482                               482
                                             New York City, New York, Ser. H, GO,
          75                              75 6.88%, 2/1/2002                                   77                                77
                                             New York City, New York, Ser. H, GO,
          40                              40 7.00%, 2/1/2006                                   42                                42
                                             New York City, New York, Ser. I, GO,
         315                             315 7.75%, 8/15/2001                                 321                               321
                                             New York City, New York, Transit
                                             Authority, Metropolitan
                                             Transportation Authority, Triborough,
       1,000                           1,000 Ser. A, COP, 5.63%, 1/1/2012                   1,090                             1,090
                                             New York City, New York, Transitional
                                             Finance Authority, Future Tax
       1,700                           1,700 Secured, Ser. A, Rev., 5.5%, 2/15/2008         1,836                             1,836
                                             New York City, New York, Transitional
                                             Finance Authority, Future Tax
                                             Secured, Ser. A, Rev., 5.00%,
       4,575                           4,575 11/15/2009                                     4,822                             4,822
                                             New York City, New York, Trust
                                             Cultural Resources, Museum of Modern
       1,550                           1,550 Art, Ser. A, Rev., 5.40%, 1/1/2012             1,596                             1,596
                                             New York State, Dorm Authority,
                                             Canisius College, Rev., 4.75%,
         100                             100 7/1/2012                                         102                               102
                                             New York State, Dorm Authority,
                                             Canisius College, Rev., 4.85%,
         525                             525 7/1/2013                                         536                               536
                                             New York State, Dorm Authority,
                                             Canisius College, Rev., 4.95%,
         295                             295 7/1/2014                                         299                               299
                                             New York State, Dorm Authority,
                                             Canisius College, Rev., 5.00%,
         230                             230 7/1/2015                                         232                               232
                                             New York State, Dorm Authority, City
                                             University System,  Ser. D, Rev.,
       1,545                           1,545 5.75%, 7/1/2006                                1,675                             1,675
                                             New York State, Dorm Authority, City
                                             University System, 3rd General
       1,000                           1,000 Reserve, Ser. 1, Rev., 5.25%, 7/1/2008         1,059                             1,059
                                             New York State, Dorm Authority, City
                                             University System, 3rd General
       2,500                           2,500 Reserve, Ser. 2, Rev., 5.38%, 7/1/2013         2,637                             2,637
                                             New York State, Dorm Authority, City
                                             University System, 3rd General
       3,000                           3,000 Reserve, Ser. 2, Rev., 5.00%, 7/1/2017         2,954                             2,954
                                             New York State, Dorm Authority, City
                                             University System, Ser. A, Rev.,
       3,565                           3,565 5.75%, 7/1/2013                                3,973                             3,973
                                             New York State, Dorm Authority, City
                                             University System, Ser. B, Rev.,
       2,000                           2,000 5.75%, 7/1/2007                                2,188                             2,188
                                             New York State, Dorm Authority, City
                                             University System, Ser. D, Rev.,
       3,080                           3,080 7.00%, 7/1/2009                                3,504                             3,504
                                             New York State, Dorm Authority, City
                                             University System, Ser. D, Rev.,
       2,470                           2,470 7.00%, 7/1/2009                                2,810                             2,810
                                             New York State, Dorm Authority, Long
                                             Island University, Rev., 5.13%,
       1,020                           1,020 9/1/2010                                       1,078                             1,078

                   See Notes to Pro Forma Financial Statements


                                       6

                                             New York State, Dorm Authority, Long
                                             Island University, Rev., 5.25%,
       1,000                           1,000 9/1/2011                                       1,065                             1,065
                                             New York State, Dorm Authority, Long
                                             Island University, Rev., 5.00%,
         470                             470 9/1/2012                                         487                               487
                                             New York State, Dorm Authority,
                                             Memorial Sloan Kettering Cancer
       1,000                           1,000 Center, Ser. C, Rev., 5.50%, 7/1/2009          1,081                             1,081
                                             New York State, Dorm Authority,
                                             Memorial Sloan Kettering Cancer
       1,000                           1,000 Center, Ser. C, Rev., 5.50%, 7/1/2023          1,063                             1,063
                                             New York State, Dorm Authority,
                                             Mental Health Services, Facilities
                                             Improvement, Ser. B, Rev., 5.50%,
       1,215                           1,215 2/15/2012                                      1,300                             1,300
                                             New York State, Dorm Authority,
                                             Mental Health Services, Facilities
                                             Improvement, Ser. B, Rev., 5.60%,
       1,665                           1,665 8/15/2013                                      1,787                             1,787
                                             New York State, Dorm Authority, New
                                             York University, Rev., ^, 6.38%,
         170                             170 7/1/2001                                         175                               175
                                             New York State, Dorm Authority, New
                                             York University, Rev., ^, 6.38%,
       2,580                           2,580 7/1/2007                                       2,651                             2,651
                                             New York State, Dorm Authority, New
                                             York University, Ser. A, Rev., 5.75%,
       2,000                           2,000 7/1/2009                                       2,212                             2,212
                                             New York State, Dorm Authority, New
                                             York University, Ser. A, Rev., 5.75%,
       1,000                           1,000 7/1/2015                                       1,112                             1,112
                                             New York State, Dorm Authority, New
                                             York University, Ser. A, Rev., 5.75%,
       3,500                           3,500 7/1/2016                                       3,878                             3,878
                                             New York State, Dorm Authority,
                                             Nursing Home, Ser. A, Rev., 5.50%,
         500                             500 8/1/2020                                         513                               513
                                             New York State, Dorm Authority,
                                             Rockefeller University, Rev., 5.00%,
       2,015                           2,015 7/1/2012                                       2,101                             2,101
                                             New York State, Dorm Authority,
                                             Rockefeller University, Rev., 5.00%,
       1,400                           1,400 7/1/2028                                       1,366                             1,366
                                             New York State, Dorm Authority,
                                             Special Act, School Districts
       1,305                           1,305 Program, Rev., 5.30%, 7/1/2011                 1,394                             1,394
                                             New York State, Dorm Authority, State
                                             Service Contract, Albany County,
       2,065                           2,065 Rev., 5.25%, 4/1/2012                          2,153                             2,153
                                             New York State, Dorm Authority, State
                                             Service Contract, Albany County,
         340                             340 Rev., 5.50%, 4/1/2008                            366                               366
                                             New York State, Dorm Authority, State
                                             University Educational Facilities,
       1,000                           1,000 Ser. A, Rev., 5.25%, 5/15/2011                 1,059                             1,059
                                             New York State, Dorm Authority, State
                                             University Educational Facilities,
       1,380                           1,380 Ser. A, Rev., 5.50%, 5/15/2006                 1,480                             1,480
                                             New York State, Dorm Authority, State
                                             University Educational Facilities,
       6,500                           6,500 Ser. A, Rev., 5.50%, 5/15/2013                 7,112                             7,112
                                             New York State, Dorm Authority, State
                                             University Educational Facilities,
       2,000                           2,000 Ser. C, Rev., ^, 7.38%, 5/15/2010              2,353                             2,353
                                             New York State, Energy Research &
                                             Development Authority, Electric
                                             Facilities, Lilco Project, Ser. B,
       2,500                           2,500 Rev., FRDO, 5.30%, 11/1/2023                   2,429                             2,429
                                             New York State, Energy Research &
                                             Development Authority, PCR, New York
                                             State Electric and Gas Corp., Ser. E,
       5,000                           5,000 Rev., 5.90%, 12/1/2006                         5,494                             5,494
                                             New York State, Environmental
                                             Facilities Corp., PCR, State Water
                                             Revolving Fund, New York City
                                             Municipal Water, Rev., 5.75%,
       7,200                           7,200 6/15/2012                                      8,051                             8,051
                                             New York State, Environmental
                                             Facilities Corp., PCR, State Water
                                             Revolving Fund, Ser. A, Rev., 7.25%,
       1,425                           1,425 6/15/2010                                      1,469                             1,469
                                             New York State, Environmental
                                             Facilities Corp., PCR, State Water
                                             Revolving Fund, Ser. E, Rev., 6.00%,
       5,415                           5,415 6/15/2012                                      6,185                             6,185
       1,000                           1,000 New York State, GO, 2.75%, 7/1/2004              972                               972
         345                             345 New York State, GO, 5.25%, 3/1/2009              366                               366
                                             New York State, Housing Finance
                                             Agency, Health Facilities, Monroe
       1,280                           1,280 County, Ser. A, Rev., 7.63%, 5/1/2005          1,314                             1,314
                                             New York State, Housing Finance
                                             Agency, Multi-Family Housing, Ser. A,
         300                             300 Rev., 6.95%, 8/15/2012                           314                               314
                                             New York State, Housing Finance
         530                             530 Agency, Rev., 8.00%, 11/1/2008                   540                               540
                                             New York State, Housing Finance
                                             Agency, Service Contract Obligation,
         650                             650 Ser. A, Rev., ^, 7.38%, 3/15/2002                689                               689
                                             New York State, Housing Finance
                                             Agency, State University
                                             Construction, Ser. A, Rev., ^, 8.00%,
       1,550                           1,550 5/1/2011                                       1,949                             1,949
                                             New York State, Medical Care
                                             Facilities Finance Agency, Mortgage
                                             Project, Ser. A, Rev., 5.40%,
         205                             205 8/15/2004                                        216                               216
                                             New York State, Medical Care
                                             Facilities Finance Agency, Rev. ^,
          70                              70 7.70%, 8/15/2003                                  72                                72
                                             New York State, Mortgage Agency, Ser.
       3,365                           3,365 19, Rev., ^, 4.45%, 10/1/2015                  3,366                             3,366

                   See Notes to Pro Forma Financial Statements


                                       7

                                             New York State, Municipal Bond Bank
                                             Agency, Special Program, Buffalo,
       1,000                           1,000 Ser. A, Rev., 6.88%, 3/15/2006                 1,035                             1,035
                                             New York State, Thruway Authority,
                                             Highway & Bridge Trust Fund, Ser. B,
         120                             120 Rev., 5.00%, 4/1/2008                            126                               126
                                             New York State, Thruway Authority,
       3,000                           3,000 Ser. D, Rev., 5.25%, 1/1/2021                  3,015                             3,015
                                             New York State, Thruway Authority,
                                             Service Contract, Local Highway &
                                             Bridge, Ser. A-2, Rev., 5.38%,
       5,930                           5,930 4/1/2010                                       6,345                             6,345
                                             New York State, Thruway Authority,
                                             Service Contract, Local Highway &
                                             Bridge, Ser. A-2, Rev., 5.00%,
       5,000                           5,000 4/1/2018                                       4,960                             4,960
                                             New York State, Thruway Authority,
                                             Service Contract, Local Highway &
       3,315                           3,315 Bridge, 6.00%, 4/1/2011                        3,622                             3,622
                                             New York State, Urban Development
                                             Corp., Community Enhancement
                                             Facilities, Ser. A, Rev., 5.00%,
       1,490                           1,490 4/1/2003                                       1,529                             1,529
                                             New York State, Urban Development
                                             Corp., Correctional Facilities
                                             Service Contract, Ser. D, Rev.,
         100                             100 5.00%, 1/1/2014                                  102                               102
                                             New York State, Urban Development
                                             Corp., Youth Facilities Services
                                             Contract, Ser. B, Rev., 5.60%,
         250                             250 4/1/2011                                         271                               271
                                             New York State, Urban Development
                                             Corp., Youth Facilities Services
                                             Contract, Ser. B, Rev., 5.88%,
          95                              95 4/1/2014                                         103                               103
                                             Niagara, New York, Frontier
                                             Transportation Authority, Greater
                                             Buffalo International Airport, Ser.
       1,035                           1,035 B, Rev., 5.75%, 4/1/2004                       1,090                             1,090
                                             Oneida County, New York, GO, 5.5%,
       1,045                           1,045 3/15/2011                                      1,146                             1,146
                                             Oneida-Herkimer, New York, Solid
                                             Waste Management Authority, Solid
       1,000                           1,000 Waste Systems, Rev., 5.50%, 4/1/2011           1,085                             1,085
                                             Port Authority of New York & New
                                             Jersey, Special Obligation, 3rd
                                             Installment, Special Project, Ser. 4,
       3,000                           3,000 Rev., 7.00%, 10/1/2007                         3,149                             3,149
                                             Randolph, New York, Central School
         275                             275 District, GO, 5.00%, 6/15/2006                   289                               289
                                             Rochester, New York, Ser. A, GO,
       2,180                           2,180 5.70%, 8/15/2004                               2,332                             2,332
                                             Rome, New York, City School District,
       1,905                           1,905 GO, 5.50%, 6/15/2013                           2,036                             2,036
                                             Scotia Glenville, New York, Central
       1,050                           1,050 School District, GO, 5.40%, 6/15/2012          1,124                             1,124
                                             Scotia Glenville, New York, Central
       1,050                           1,050 School District, GO, 5.50%, 6/15/2013          1,125                             1,125
                                             Scotia Glenville, New York, Central
       1,025                           1,025 School District, GO, 5.50%, 6/15/2014          1,092                             1,092
                                             Shenendehowa, New York, Central
                                             School District, Clifton Park, GO,
         275                             275 5.50%, 7/15/2011                                 302                               302
                                             Stillwater, New York, Central School
         500                             500 District, GO, 5.20%, 6/15/2011                   531                               531
                                             Suffolk County, New York, IDA, IDR,
                                             Nissequogue Cogen Partners Facility,
       1,000                           1,000 Rev., 5.30%, 1/1/2013                            914                               914
                                             Suffolk County, New York, Public
                                             Improvement, Ser. C, GO, 5.10%,
       1,780                           1,780 11/1/2002                                      1,830                             1,830
                                             Suffolk County, New York, Southwest
       5,000                           5,000 Sewer District, GO, 6.00%, 2/1/2005            5,396                             5,396
                                             Sullivan County, New York, Public
       1,065                           1,065 Improvement, GO, 5.00%, 3/15/2008              1,100                             1,100
                                             Triborough Bridge & Tunnel Authority,
                                             New York, General Purpose, Ser. Y,
       7,125                           7,125 Rev., 6.00%, 1/1/2012                          8,073                             8,073
                                             Utica, New York, IDA, Civic Facility,
                                             Munson William Porter Institute,
       1,000                           1,000 Rev., 5.40%, 7/15/2030                         1,007                             1,007
                                             Utica, New York, Public Improvement,
         295                             295 GO, 6.10%, 1/15/2013                             314                               314
                                             Utica, New York, Public Improvement,
         295                             295 GO, 6.20%, 1/15/2014                             314                               314
                                             Utica, New York, Public Improvement,
         320                             320 GO, 6.25%, 1/15/2015                             339                               339
                                             Utica, New York, Public Improvement,
         440                             440 GO, 6.00%, 1/15/2003                             454                               454
                                             Utica, New York, Public Improvement,
         465                             465 GO, 6.00%, 1/15/2004                             486                               486
                                             Utica, New York, Public Improvement,
         700                             700 GO, 6.00%, 1/15/2011                             750                               750
                                             Utica, New York, Public Improvement,
         675                             675 GO, 6.00%, 1/15/2012                             718                               718
                                             Warwick Valley, Central School
                                             District, New York, GO, 5.50%,
         565                             565 1/15/2014                                        602                               602
                                             Watertown, New York, City School
         600                             600 District, GO, 5.63%, 6/15/2016                   637                               637
                                             Watertown, New York, City School
       1,365                           1,365 District, GO, 5.63%, 6/15/2017                 1,443                             1,443
                                             Watertown, New York, City School
       1,245                           1,245 District, GO, 5.63%, 6/15/2018                 1,311                             1,311
                                             Westchester County, New York, GO, ^,
       1,150                           1,150 6.70%, 11/1/2006                               1,317                             1,317
                                             Westchester County, New York, IDA,
                                             AGR Realty Co. Project, Rev., ^,
         480                             480 5.75%, 1/1/2002                                  487                               487
                                             Westchester County, New York, IDA,
                                             Civic Facility, Children's Village
                                             Project, Ser. A, Rev., 5.30%,
       2,000                           2,000 3/15/2014                                      2,036                             2,036

                   See Notes to Pro Forma Financial Statements


                                       8


                                             Westchester County, New York, IDA,
                                             Civic Facility, Rippowam-Cisqua
       1,000                           1,000 School Project, Rev., 5.75%, 6/1/2029          1,001                             1,001
                                             Westchester County, New York, IDA,
                                             Resource Recovery, Resco Co. Project,
       2,000                           2,000 Ser. A, Rev., 5.70%, 7/1/2008                  2,110                             2,110
                                             Windsor, New York, Central School
       1,000                           1,000 District, GO, 5.50%, 6/15/2013                 1,075                             1,075
                                             Windsor, New York, Central School
       1,170                           1,170 District, GO, 5.50%, 6/15/2014                 1,251                             1,251
                                             Windsor, New York, Central School
         650                             650 District, GO, 5.50%, 6/15/2015                   691                               691
                                                                                       --------------------------------------------

                                            TOTAL NEW YORK                                297,830       49,122              346,952

                                             NORTHER MARIANA ISLANDS            0.07%
                                             Northern Mariana Islands, Public
                                             School System Project, Ser. A, GO,
         500                             500 3.70%, 10/1/2003                                 503                               503

                                             PUERTO RICO                        2.20%
                                             Puerto Rico Commonwealth,
                                             Infrastructure Financing Authority,
                                             Special Obligation, Ser. A, ^, 4.75%,
         160                             160 10/1/2012                                        166                               166
                                             Puerto Rico Commonwealth, Public
       3,500                           3,500 Improvement, GO, 6.00%, 7/1/2029               3,674                             3,674
                                             Puerto Rico Electric Power Authority,
       4,390                           4,390 Ser. AA, Rev., 5.40%, 7/1/2013                 4,688                             4,688
                                             Puerto Rico Electric Power Authority,
       1,250                           1,250 Ser. AA, Rev., 6.25%, 7/1/2010                 1,455                             1,455
                                             Puerto Rico Electric Power Authority,
       1,300                           1,300 Ser. HH, Rev., 5.50%, 7/1/2010                 1,439                             1,439
                                             Puerto Rico Electric Power Authority,
       1,800                           1,800 Ser. X, Rev., 6.00%, 7/1/2011                  1,951                             1,951
                                             Puerto Rico Municipal Finance Agency,
       1,000                           1,000 Ser. A, GO, 5.00%, 8/1/2002                    1,023                             1,023
                                             Puerto Rico Municipal Finance Agency,
       1,500                           1,500 Ser. A, GO, 6.00%, 8/1/2015                    1,679                             1,679
                                                                                       --------------------------------------------

                                            TOTAL PUERTO RICO                              16,075            -               16,075

                                             SOUTH CAROLINA                     1.80%
                                             South Carolina, Series 2001 A, (State
                 15,000               15,000 School Facilities), 3.50%, 1/1/14                  -       13,143               13,143
                                                                                       --------------------------------------------

                                             VIRGIN ISLANDS                     2.61%
                                             Virgin Islands Public Finance
                                             Authority, Gross Receipts, Taxes Lien
       1,090                           1,090 Notes, Ser. A, Rev., 5.25%, 10/1/2001          1,096                             1,096
                                             Virgin Islands Public Finance
                                             Authority, Gross Receipts, Taxes Lien
       1,000                           1,000 Notes, Ser. A, Rev., 5.50%, 10/1/2002          1,017                             1,017
                                             Virgin Islands Public Finance
                                             Authority, Gross Receipts, Taxes Lien
       1,390                           1,390 Notes, Ser. A, Rev., 5.00%, 10/1/2003          1,406                             1,406
                                             Virgin Islands Public Finance
                                             Authority, Gross Receipts, Taxes Lien
       4,000                           4,000 Notes, Ser. A, Rev., 6.38%, 10/1/2019          4,275                             4,275
                                             Virgin Islands Public Finance
                                             Authority, Matching Fund Lien Notes,
       1,150                           1,150 Ser. A, Rev., ^, 7.25%, 10/1/2002              1,241                             1,241
                                             Virgin Islands Public Finance
                                             Authority, Senior Lien, Fund Lien
       2,000                           2,000 Notes, Ser. C, Rev., 5.00%, 10/1/2001          2,007                             2,007
                                             Virgin Islands Public Finance
                                             Authority, Senior Lien, Fund Lien
       3,075                           3,075 Notes, Ser. C, Rev., 5.00%, 10/1/2002          3,096                             3,096
                                             Virgin Islands Public Finance
                                             Authority, Senior Lien, Ser. A, Rev.,
       5,000                           5,000 5.50%, 10/1/2022                               4,858                             4,858
                                                                                       --------------------------------------------

                                            TOTAL VIRGIN ISLANDS                           18,996            -               18,996

                                            TOTAL GENERAL OBLIGATIONS &
                                            HOUSE AUTHORITY                               333,404       67,386              400,790

                                             INSURED                             5.84%
                                             NEW YORK                            5.84%
                                             Babylon Industrial Development
                                             Agency, Series 2000 A, (Civic
                                             Facilities Rev.), 6.63%, 8/1/19
                  6,895                6,895 (AMBAC)                                                     7,840                7,840
                                             City University of New York, (John
                                             Jay College), 5.75%, 8/15/05 (MBIA
                  4,200                4,200 IBC)                                                        4,527                4,527
                                             Metropolitan Transportation Auth.
                                             Rev., Series 1996 A, 6.25%, 4/1/11
                  5,500                5,500 (MBIA)                                                      6,294                6,294
                  1,065                1,065 Monroe County, 5.88%, 6/1/08 (AMBAC)                        1,192                1,192
                     65                   65 Monroe County, 5.88%, 6/1/08 (AMBAC)                           73                   73
                                             New York City, Series 1991 A, 3.00%,
                  5,000                5,000 8/15/02 (MBIA IBC)                                          4,969                4,969
                                             New York City, Series 1996 G, 5.75%,
                    750                  750 2/1/06 (AMBAC)                                                808                  808
                                             New York City, Series 1997 I, 6.25%,
                  4,000                4,000 4/15/07 (MBIA)                                              4,462                4,462
                                             New York State Dormitory Auth. Rev.,
                  2,280                2,280 (Columbia University), 5.25%, 7/1/07                        2,437                2,437
                                             New York State Dormitory Auth. Rev.,
                                             (North Shore University Hospital),
                  2,530                2,530 5.50%, 11/1/10 (MBIA)                                       2,733                2,733
                                             New York State Medical Care
                                             Facilities Finance Agency, Series
                                             1994 A, (N.Y. Hospital Federal
                                             Housing Authority Insured Mortgage),
                  2,100                2,100 6.80%, 8/15/24 (AMBAC)                                      2,378                2,378
                                             Suffolk County, (Southwest Sewer
                  4,365                4,365 District), 6.00%, 2/1/08 (MBIA)                             4,840                4,840
                                                                                       --------------------------------------------

                                            TOTAL INSURED                                       -       42,553               42,553

                                             PRE-REFUNDED                        3.41%
                                             NEW YORK                            3.41%
                                             New York City Municipal Water
                                             Finance Auth. Rev., Series 1996 B,
                  5,500                5,500  6.25%,6/15/20                                              6,198                6,198

                   See Notes to Pro Forma Financial Statements


                                       9

                                             New York Power Auth. Rev., Series
                  6,000                6,000 1992 AA, 6.25%, 1/1/23                                      6,264                6,264
                                             New York State Medical Care
                                             Facilities Finance Agency, Series
                                             1992 A, (Methodist Nursing Federal
                  4,425                4,425 Housing Authority), 6.70%, 8/15/23                          4,720                4,720
                                             New York State Medical Care
                                             Facilities Finance Agency, Series
                                             1995 F, (Federal Housing Authority
                                             Insured Mortgage Project), 6.20%,
                    470                  470 8/15/15                                                       509                  509
                                             New York State Thruway Auth. Rev.,
                                             (Local Highway & Bridge), 6.45%,
                  4,950                4,950 4/1/15                                                      5,557                5,557
                                             Triborough Bridge & Tunnel Auth.
                                             Rev., Series 1992 Y, 5.90%, 1/1/07
                  1,500                1,500 (GO ofAuth.)                                                1,641                1,641
                                                                                       --------------------------------------------

                                            TOTAL PRE-REFUNDED                                  -       24,889               24,889

                                             PRIVATE PLACEMENT                   3.67%
                                             ILLINOIS                            0.41%
                                             Illinois Development Finance Auth.
                  3,000                3,000 Rev., 4.65%, 8/1/2028                              -        3,009                3,009
                                                                                       --------------------------------------------

                                             MICHIGAN                            0.17%
                  1,198                1,198 City of Detroit, 5.49%, 10/15/01                   -        1,207                1,207
                                                                                       --------------------------------------------

                                             NEW JERSEY                          0.28%
                  2,000                2,000 Trust Cultural, 4.60%, 1/1/08                      -        2,027                2,027
                                                                                       --------------------------------------------

                                             NEW YORK                            2.61%
                                             New York Convention Center Operating
                                             Corp. Certificates of Partnership,
                                             (Yale Building Acquisition), 6.50%,
       1,000     10,000               11,000 12/1/04                                        1,018       10,189               11,207
                                             New York Office of Temporary &
                  5,967                5,967 Disability Assistance, 5.21%, 7/1/04                        6,110                6,110
                  1,706                1,706 New York State Office, 4.48%, 3/31/05                       1,707                1,707
                                                                                       --------------------------------------------

                                                                                            1,018       18,006               19,024

                                             PUERTO RICO                        0.21%
                                             Puerto Rico Commonwealth, 7.47%,
                  1,428                1,428 12/4/03                                                     1,506                1,506

                                            TOTAL PRIVATE PLACEMENT                         1,018       25,755               26,773

                                             REVENUE BONDS                      23.71%
                                             ARIZONA                            0.82%
                                             Arizona Health Facilities Auth. Rev.,
                                             Series 1999 A, (Catholic Healthcare
                  6,000                6,000 West), 6.13%, 7/1/09                               -        5,975                5,975
                                                                                       --------------------------------------------

                                             MICHIGAN                           0.70%
                                             Michigan State Hospital Finance Auth.
                                             Rev., Series 1999 B, (Ascension
                  5,000                5,000 Health Credit), 5.30%, 11/15/33                    -        5,118                5,118
                                                                                       --------------------------------------------

                                             NEW YORK                           19.19%
                                             Islip Community Development Agency,
                                             (NY Institute of Technology), 7.50%,
                  2,000                2,000 3/1/26                                                      2,362                2,362
                                             Long Island Power Auth. Rev., 5.00%,
                 10,000               10,000 4/1/04 (MBIA)                                              10,368               10,368
                                             Municipal Assistance Corp. for the
                                             City of New York, Series1997 H,
                  5,000                5,000 6.00%, 7/1/05                                               5,428                5,428
                                             New York City Transitional Finance
                  4,000                4,000 Auth. Rev., Series B, 6.13%, 11/15/14                       4,481                4,481
                                             New York City Transitional Finance
                  6,000                6,000 Auth., Series 2001 B, 5.50%, 2/1/13                         6,435                6,435
                                             New York Local Government Assistance
                  9,000                9,000 Corp., Series 1995 A, 5.90%, 4/1/11                         9,919                9,919
                                             New York Mortgage Agency Rev., Series
                                             2000-94, (Homeowner Mortgage), 5.35%,
                  2,885                2,885 4/1/23                                                      2,954                2,954
                                             New York Power Auth. Rev., Series
                  2,000                2,000 1990 W, 6.63%, 1/1/03                                       2,111                2,111
                                             New York State Dormitory Auth. Rev.,
                                             (Concord Nursing Home Inc.), 6.25%,
                  3,745                3,745 7/1/16 (LOC: Fleet Bank N.A.)                               4,003                4,003
                                             New York State Dormitory Auth. Rev.,
                                             (Manhattan College), 5.50%, 7/1/09
                  2,055                2,055 (Asset Guaranty GO of University)                           2,172                2,172
                                             New York State Dormitory Auth. Rev.,
                                             (Manhattan College), 5.50%, 7/1/10
                  1,770                1,770 (Asset Guaranty GO of University)                           1,867                1,867
                                             New York State Dormitory Auth. Rev.,
                  3,450                3,450 (Pratt Institute), 6.25%, 7/1/14                            3,827                3,827
                                             New York State Dormitory Auth. Rev.,
                                             Series 1993 A, (State University
                                             Educational Facilities), 5.25%,
                                             5/15/15 (MBIA-IBC) (Asset Guaranty GO
                  5,000                5,000 of University)                                              5,303                5,303
                                             New York State Dormitory Auth. Rev.,
                                             Series 1994 A, (University of
                                             Rochester), 6.50%, 7/1/06 (Asset
                  1,210                1,210 Guaranty GO of University)                                  1,352                1,352
                                             New York State Dormitory Auth. Rev.,
                                             Series 2001 A, (New York University),
                  8,360                8,360 5.75%, 7/1/13 (AMBAC)                                       9,296                9,296
                                             New York State Dormitory Auth.,
                                             Series 2001 A, (Columbia University),
                  2,000                2,000 5.25%, 7/1/12                                               2,133                2,133
                                             New York State Dormitory Auth.,
                                             Series 2001 A, (Columbia University),
                  1,545                1,545 5.25%, 7/1/13                                               1,635                1,635
                                             New York State Dormitory Auth.,
                                             Series 2001 A, (Columbia University),
                  2,880                2,880 5.25%, 7/1/14                                               3,024                3,024
                                             New York State Dormitory Auth.,
                                             Series 2001 A, (Columbia University),
                  1,145                1,145 5.25%, 7/1/16                                               1,180                1,180

                   See Notes to Pro Forma Financial Statements


                                       10

                                             New York State Environmental
                                             Facilities Corp., (NYC Municipal
                  5,000                5,000 Water), 5.75%, 6/15/11                                      5,534                5,534
                                             New York State Environmental
                                             Facilities Corp., (Pooled Loan
                                             Program), Series 2000 B, 5.70%,
                  5,110                5,110 7/15/14                                                     5,554                5,554
                                             New York State Thruway Auth., Series
                  4,000                4,000 2000 B-1, 5.50%, 4/1/08 (FGIC)                              4,323                4,323
                                             New York State Urban Development
                  2,635                2,635 Corp., 6.00%, 1/1/06                                        2,858                2,858
                                             Port Authority of New York & New
                  3,600                3,600 Jersey, 6.95%, 6/1/08                                       3,746                3,746
                                             Port Authority of New York & New
                                             Jersey, 120th Series, 5.75%, 10/15/07
                  9,425                9,425 (MBIA)                                                     10,248               10,248
                                             Triborough Bridge & Tunnel Auth.
                  8,000                8,000 Rev., Series 1992 Y, 5.50%, 1/1/17                          8,568                8,568
                                             Tsasc Inc., Series 1999-1, 4.80%,
                  3,690                3,690 7/15/06                                                     3,751                3,751
                                             Tsasc Inc., Series 1999-1, 4.88%,
                  4,175                4,175 7/15/07                                                     4,195                4,195
                                             Tsasc Inc., Series 1999-1, 5.00%,
                  2,690                2,690 7/15/08                                                     2,715                2,715
                                             Westchester County Healthcare Corp.
                                             Rev., Series 2000 B, (County
                  8,140                8,140 Guaranteed), 5.25%, 11/1/12                                 8,577                8,577
                                                                                       --------------------------------------------

                                            TOTAL NEW YORK                                      -      139,919              139,919

                                             PENNSYLVANIA                       0.55%
                                             Clinton County Industrial Development
                                             Auth. Rev., Series 1992
                                             A,(International Paper Co.), 4.73%,
                  4,000                4,000 1/15/02 (v)                                                 4,000                4,000
                                                                                       --------------------------------------------

                                             TEXAS                              2.45%
                                             Dallas-Fort Worth International
                                             Airport Facility Improvement Corp.
                                             Rev., Series 2000 B, (American
                  5,000                5,000 Airlines), 6.05%, 5/1/29                                    5,123                5,123
                                             Lubbock Health Facilities Development
                                             Corp., (St. Joseph Health Systems),
                  5,000                5,000 5.25%, 7/1/14                                               5,005                5,005
                                             Texas Municipal Power Agency Rev.,
                                             (Capital Appreciation),  0.00%,
                 12,000               12,000 9/1/10 (AMBAC) (y)                                          7,744                7,744
                                                                                       --------------------------------------------

                                            TOTAL TEXAS                                         -       17,872               17,872

                                            TOTAL REVENUE BONDS                                 -      172,884              172,884

                                             TAX ANTICIPATION NOTES             0.42%
                                             CALIFORNIA                         0.42%
                                             Tustin Unified School District Rev.,
                                             (Community Facilities 97-1), 6.10%,
                  3,000                3,000 9/1/02                                             -        3,045                3,045
                                                                                       --------------------------------------------

                                            TOTAL TAX ANTICIPATION NOTES                        -        3,045                3,045

                                             SHORT-TERM MUNICIPAL SECURITIES    6.96%
                                             NEW YORK                           6.96%
                                             Long Island Power Authority, New
                                             York, Electric Systems, Sub. Ser. 2,
       4,000                           4,000 Rev., FRDO, 2.95%, 3/1/2001                    4,000                             4,000
                                             New York City, New York, Housing
                                             Development Corp., Multi-Family
                                             Rental Housing, Carnegie Park, Ser.
       4,000                           4,000 A, Rev., FRDO, 2.95%, 3/2/2001                 4,000                             4,000
                                             New York City, New York, Municipal
                                             Water Finance Authority, Water &
                                             Sewer Systems, Ser. C, Rev., FRDO,
       6,900                           6,900 2.95%, 3/1/2001                                6,900                             6,900
                                             New York City, New York, Municipal
                                             Water Finance Authority, Water &
                                             Sewer Systems, Ser. C, Rev., FRDO,
       1,050                           1,050 2.95%, 3/1/2001                                1,050                             1,050
                                             New York City, New York, Ser. B, Sub.
       2,700                           2,700 Ser. B-3, GO, FRDO, 2.95%, 3/1/2001            2,700                             2,700
                                             New York City, New York, Ser. B, Sub.
         300                             300 Ser. B-4, GO, FRDO, 2.95%, 3/1/2001              300                               300
                                             New York City, New York, Sub. Ser.
         800                             800 A-5, GO, FRDO, 2.95%, 3/1/2001                   800                               800
                                             New York City, New York, Transitional
                                             Finance Authority, Floating Rate
                                             Trusts Receipts, Ser. L-3, Regulation
      14,000                          14,000 D, Rev., FRDO, 3.30%, 3/6/2001                14,000                            14,000
                                             New York State, Energy Research &
                                             Development Authority, PCR, Rochester
                                             Gas & Electric Corp., Ser. C, Rev.,
       1,000                           1,000 FRDO, 2.80%, 3/6/2001                          1,000                             1,000
                                             New York State, Housing Finance
                                             Agency, Worth Street Housing, Ser. A,
       5,000                           5,000 Rev., FRDO, 3.20%, 3/7/2001                    5,000                             5,000
                                             Port Authority of New York & New
                                             Jersey, Special Obligation, Versatile
                                             Structure Obligation, Ser. 6, Rev.,
       1,750                           1,750 FRDO, 3.00%, 3/1/2001                          1,750                             1,750
                                             Provident New York Money Market Fund,
       9,271                           9,271 3.35%, 12/31/2049                              9,271                             9,271
                                                                                       --------------------------------------------

                                            TOTAL SHORT-TERM MUNICIPAL SECURITIES          50,771            -               50,771

                                            TOTAL MUNICIPALS                             $385,194     $336,511             $721,705

                                             SHORT-TERM INVESTMENTS             3.76%
                                             INVESTMENT COMPANIES               3.76%
                                             J.P. Morgan Institutional Tax Exempt
                 27,383               27,383 Money Market Fund (a)                                      27,383               27,383
                                                                                       --------------------------------------------

                                            TOTAL SHORT-TERM INVESTMENTS                        -      $27,383              $27,383

                   See Notes to Pro Forma Financial Statements


                                       11

-----------------------------------------------------------------------------------------------------------------------------------
                                             TOTAL INVESTMENTS                 102.74%   $385,194     $363,894             $749,088
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                            TOTAL COST                                   $369,764     $355,450             $725,214
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                            TOTAL NET ASSETS                             $385,590     $344,731             $729,128
-----------------------------------------------------------------------------------------------------------------------------------

AMBAC - AMBAC Assurance Corporation
COP - Certificate of Participation
GO - General Obligation
FGIC - Financial Guarantee Insurance Company
IBC - IBC Financial Data, Inc.
IDA - Industrial Development Authority
IDR - Industrial Development Revenue
LOC - Letter of Credit
MBIA - MBIA Insurance Corp.
PCR - Pollution Control Revenue
(a) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management, Inc.
(y) Yield to maturity call.
The Accompanying Notes are an Integral Part of the Financial Statements.


                   See Notes to Pro Forma Financial Statements

J.P. MORGAN NEW YORK TAX EXEMPT BOND FUND / J.P. MORGAN INSTITUTIONAL NEW YORK
 TAX EXEMPT BOND FUND / THE NEW YORK TAX EXEMPT PORTFOLIO / JPMORGAN NEW YORK
                       INTERMEDIATE TAX FREE INCOME FUND
             PRO FORM COMBINING STATEMENT OF ASSETS AND LIABILITIES
                       AS OF FEBRUARY 28, 2001 (UNAUDITED)
                (AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

                                                         J.P. MORGAN NEW    J.P. MORGAN       THE NEW
                                                         YORK TAX EXEMPT    INSTITUTIONAL     YORK TAX
                                                            BOND FUND       NEW YORK TAX     EXEMPT BOND
                                                                            EXEMPT BOND      PORTFOLIO
                                                                                FUND

ASSETS:
  Investment Securities, at Value                             $       -       $       -      $  363,894
  Investment in The New York Tax Exempt Bond Portfolio
   ("Portfolio"), at value                                       133,397         211,334             -
  Cash                                                                -               -              -
  Other Assets                                                        -               -              -
  Receivables:                                                        -               -              -
      Investment Securities Sold                                      -               -          27,739
      Margin Account For Futures Contracts                            -               -              -
      Fund Shares Sold                                                -               -              -
      Accrued Income Receivable                                       -               -           3,535
      Expense Reimbursements                                          -               11             -
      Interest                                                        -               -             311

                                                         ------------------------------------------------
         Total Assets                                            133,397         211,345        395,479
                                                         ------------------------------------------------

LIABILITIES:
  Payables:                                                           -               -              -
    Due To Custodian                                                  -               -          22,076
    Investment Securities Purchased                                   -               -          28,536
    Payable for Fund Shares Redeemed                                  -               -              -
    Dividends                                                        379             677             -
  Accrued Liabilities:                                                -               -              -
    Investment Advisory Fees                                          -               -              78
    Administration Fees                                                2               4              6
    Shareholder Servicing Fees                                        26              15             -
    Distribution Fees                                                 -               -              -
    Custodian Fees                                                    -               -               2
    Other                                                             47              54             50

                                                         ------------------------------------------------
        Total Liabilities                                            454             750         50,748
                                                         ------------------------------------------------

NET ASSETS:
  Paid-in Capital                                                129,436         205,985             -
  Undistributed (Distributions in Excess of) Net
   Investment Income                                                 (39)            (42)            -
  Accumulated Net Realized Gain/(Loss)                               (90)           (156)            -
  Net Unrealized Appreciation of Investments                       3,636           4,808             -

                                                         ------------------------------------------------
        Net Assets                                            $  132,943      $  210,595     $  344,731
                                                         ================================================
Shares of beneficial interest outstanding ($.001 par
  value; unlimited number of shares authorized)                   12,442          19,583             -




  Net Asset Value Per Share                                   $    10.68      $    10.75             -

  Net Asset Value:                                                    -               -              -
                                                                      -               -              -
                                                                      -               -              -

 PRO FORMA WITH CONCURRENT REORGANIZATION
 JPMORGAN NEW YORK INTERMEDIATE TAX FREE INCOME FUND
   Shares Outstanding
   Class A                                                            -               -              -
   Class B                                                            -               -              -
   Select                                                             -               -              -
   Institutional                                                      -               -              -

  Net Asset Value Per Share
   Class A                                                            -               -              -
   Class B                                                            -               -              -
   Select                                                             -               -              -
   Institutional                                                      -               -              -

                                                         ------------------------------------------------
     Cost of Investments                                      $       -       $       -      $  355,450
                                                         ================================================

                                                            JPMORGAN NEW      PRO FORMA      PRO FORMA
                                                               YORK           ADJUSTMENT      COMBINED
                                                          INTERMEDIATE TAX                JPMORGAN NEW YORK
                                                             FREE INCOME                  INTERMEDIATE TAX
                                                                FUND                      FREE INCOME FUND

ASSETS:
  Investment Securities, at Value                             $  385,194      $       -      $  749,088
  Investment in The New York Tax Exempt Bond Portfolio
   ("Portfolio"), at value                                            -         (344,731)(a)         -
  Cash                                                                 1              -               1
  Other Assets                                                         5              -               5
  Receivables:                                                        -               -              -
      Investment Securities Sold                                   4,065              -          31,804
      Margin Account For Futures Contracts                         4,529              -           4,529
      Fund Shares Sold                                               172              -             172
      Accrued Income Receivable                                       -               -           3,535
      Expense Reimbursements                                          -               -              11
      Interest                                                        -               -             311

                                                           --------------------------------------------
         Total Assets                                            393,966        (344,731)       789,456
                                                           --------------------------------------------

LIABILITIES:
  Payables:                                                           -               -              -
    Due To Custodian                                                  -               -          22,076
    Investment Securities Purchased                                6,959              -          35,495
    Payable for Fund Shares Redeemed                                  30              -              30
    Dividends                                                        997              -           2,053
  Accrued Liabilities:                                                -               -              -
    Investment Advisory Fees                                          72              -             150
    Administration Fees                                               29              -              41
    Shareholder Servicing Fees                                        57              -              98
    Distribution Fees                                                  2              -               2
    Custodian Fees                                                    30              -              32
    Other                                                            200              -             351

                                                           --------------------------------------------
        Total Liabilities                                          8,376              -          60,328
                                                           --------------------------------------------

NET ASSETS:
  Paid-in Capital                                                372,370              -         707,791
  Undistributed (Distributions in Excess of) Net
   Investment Income                                                 (53)             -            (134)
  Accumulated Net Realized Gain/(Loss)                            (2,157)             -          (2,403)
  Net Unrealized Appreciation of Investments                      15,430              -          23,874

                                                           --------------------------------------------
        Net Assets                                            $  385,590      $ (344,731)    $  729,128
                                                           ============================================
Shares of beneficial interest outstanding ($.001 par
  value; unlimited number of shares authorized)                   10,744 (a)*    (42,769) (c)        -
                                                                   1,764 (b)*     (1,764) (c)
                                                                  40,992 (i)*    (40,992) (c)


  Net Asset Value Per Share                                           -               -              -

  Net Asset Value:                                            $     7.21 (a)*         -              -
                                                              $     7.21 (b)*         -              -
                                                              $     7.21 (i)*         -              -

 PRO FORMA WITH CONCURRENT REORGANIZATION
 JPMORGAN NEW YORK INTERMEDIATE TAX FREE INCOME FUND
   Shares Outstanding
   Class A                                                            -           10,744 (b)     10,744
   Class B                                                            -            1,764 (b)      1,764
   Select                                                             -           59,421 (b)     59,421
   Institutional                                                      -           29,198 (b)     29,198

  Net Asset Value Per Share
   Class A                                                            -                      $     7.21
   Class B                                                            -                      $     7.21
   Select                                                             -                      $     7.21
   Institutional                                                      -                      $     7.21

                                                           --------------------------------------------
     Cost of Investments                                      $  369,764      $       -      $  725,214
                                                           ============================================

(a) Reflects reallocation of investment from the feeder funds to master portfolio.
(b) Reflects the difference in number of shares outstanding due to the Concurrent Reorganization.
(c) Reallocation of feeder fund's beneficial interest to Class A, Class B, Select and Institutional Shares due to the Concurrent Reorganization.
(*)  Share Classes of Fund.


                  See Notes to Pro Forma Financial Statements

 J.P. MORGAN NEW YORK TAX EXEMPT BOND FUND / J.P. MORGAN INSTITUTIONAL NEW YORK
  TAX EXEMPT BOND FUND / THE NEW YORK TAX EXEMPT PORTFOLIO / JPMORGAN NEW YORK
                        INTERMEDIATE TAX FREE INCOME FUND
                   PRO FORMA COMBINING STATEMENT OF OPERATIONS
            FOR THE TWELVE MONTHS ENDED FEBRUARY 28, 2001 (UNAUDITED)
                             (AMOUNTS IN THOUSANDS)

                                                  J.P. MORGAN        J.P. MORGAN      THE NEW
                                                  NEW YORK TAX      INSTITUTIONAL     YORK TAX
                                                  EXEMPT BOND       NEW YORK TAX     EXEMPT BOND
                                                     FUND            EXEMPT BOND      PORTFOLIO
                                                                        FUND

 INCOME:

 Interest Income                                     $       -       $       -       $   14,905
 Allocated Investment Income from Portfolio               6,117           8,788              -
  Allocated Portfolio Expenses                             (439)           (631)             -

                                                  ---------------------------------------------
 Investment Income                                        5,678           8,157          14,905
                                                  ---------------------------------------------

 EXPENSES:

 Investment Advisory Fees                                    -               -              897
 Administration Fees                                         29              42              72
 Shareholder Servicing Fee                                  306             176              -
 Distribution Fee                                            -               -               -
 Custodian Fees and Expenses                                 -               -               40
 Printing and Postage                                        15              13              12
 Professional Fees                                           15              15              40
 Registration Fees                                            1              16              -
 Transfer Agent Fees                                         27              18              -
 Trustees' Fees and Expenses                                  2               2               3
 Financial and Fund Accounting Services Fee                  35              35              -
 Insurance Expense                                           -               -                1
 Fund Services Fee                                            2               3               4
 Administration Fees                                          1               2               2
 Other                                                       23              19

                                                  ---------------------------------------------
   Total Expenses                                           456             341           1,071
                                                  ---------------------------------------------

   Less: Amounts Waived
   Less: Expense Reimbursements                              32              94              21

                                                  ---------------------------------------------
   Net Expenses                                             424             247           1,050
                                                  ---------------------------------------------

                                                  ---------------------------------------------
   Net Investment Income                                  5,254           7,910          13,855
                                                  ---------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:

 Net Realized Gain (loss) on Investments                  1,546           2,364           3,911

 Net Change in Net Unrealized Appreciation
 (depreciation) on Investments                            4,815           6,597          11,411

                                                  ---------------------------------------------
 Net Realized and Unrealized Gain (Loss) on
 Investments Allocated from Portfolio                     6,361           8,961          15,322
                                                  ---------------------------------------------

                                                  ---------------------------------------------
 Net (Decrease) Increase in Net Assets from
 Operations                                          $   11,615      $   16,871      $   29,177
                                                  =============================================

                                                  JPMORGAN NEW       PRO FORMA      PRO FORMA
                                                      YORK           ADJUSTMENTS     COMBINED
                                                INTERMEDIATE TAX                 JPMORGAN NEW YORK
                                                   FREE INCOME                   INTERMEDIATE TAX
                                                      FUND                       FREE INCOME FUND

 INCOME:

 Interest Income                                     $   14,163      $       -       $   29,068
 Allocated Investment Income from Portfolio                  -          (14,905)(c)          -
  Allocated Portfolio Expenses                               -            1,070 (b)          -

                                                  ---------------------------------------------
   Investment Income                                     14,163         (13,835)         29,068
                                                  ---------------------------------------------

 EXPENSES:

 Investment Advisory Fees                                   843             270  (a)      2,010
 Administration Fees                                        421             308  (a,e)      872
 Shareholder Servicing Fee                                  702            (152) (a)      1,032
 Distribution Fee                                             7              91  (a)         98
 Custodian Fees and Expenses                                 96              11  (f,g)      147
 Printing and Postage                                        12             (17) (g)         35
 Professional Fees                                           30             (52) (g)         48
 Registration Fees                                           24              -               41
 Transfer Agent Fees                                         23              -               68
 Trustees' Fees and Expenses                                 14              -               21
 Financial and Fund Accounting Services Fee                  -              (70) (f)         -
 Insurance Expense                                           -               -                1
 Fund Services Fee                                           -               -                9
 Administration Fees                                         -               -                5
 Other                                                       27              -               69

                                                  ---------------------------------------------
   Total Expenses                                         2,199             389           4,456
                                                  ---------------------------------------------

   Less: Amounts Waived                                      87             389 (a)         476
   Less: Expense Reimbursements                                              89 (a)         236

                                                  ---------------------------------------------
   Net Expenses                                           2,112             (89)          3,744
                                                  ---------------------------------------------

                                                  ---------------------------------------------
   Net Investment Income                                 12,051         (13,746)         25,324
                                                  ---------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS:

 Net realized gain (loss) on investments                    564          (3,910)(d)       4,475

 Net change in net unrealized appreciation
 (depreciation) on investments                           15,921         (11,412)(d)      27,332

                                                  ---------------------------------------------
 Net realized and unrealized gain (loss) on
 investments Allocated from Portfolio                    16,485         (15,322)         31,807
                                                  --------------------------------------------

                                                  --------------------------------------------
 Net (decrease) increase in net assets from
 operations                                          $   28,536      $  (29,068)     $   57,131
                                                  ============================================

(a) Reflects adjustments to investment advisory fee, administrative fees and shareholder servicing fees and/or related waivers based on the surviving Fund's revised fee schedule.

(b) Reflects the elimination of master portfolio expenses which have been disclosed under feeder expenses.

(c)  Reallocation of investments income to feeder funds.

(d)  Reallocation of realized and unrealized loss to feeder funds.

(e) Reflects adjustment to master portfolio expenses for reclass of feeder expense reimbursements.

(f) Reflects reclassification of combined fund according and custody fees in new agreement.

(g)  Reduction reflects expected benefit of combined operations.


                  See Notes to Pro Forma Financial Statements

                         PRO FORMA FINANCIAL STATEMENTS

  J.P. MORGAN NEW YORK TAX EXEMPT BOND / J.P. MORGAN INSTITUTIONAL NEW YORK
           TAX EXEMPT BOND / THE NEW YORK TAX EXEMPT BOND PORTFOLIO /
               JPMORGAN NEW YORK INTERMEDIATE TAX FREE INCOME FUND

                     NOTES TO PRO FORMA FINANCIAL STATEMENTS

                                   (UNAUDITED)

BASIS OF COMBINATION:

The Pro Forma Combining Statement of Assets and Liabilities, Statement of Operations and Schedule of Investments ("Pro Forma Statements") reflect the accounts of New York Tax Exempt Portfolio ("Master Portfolio"), J.P. Morgan New York Tax Exempt Bond Fund ("Tax Exempt Bond Fund"), J.P. Morgan Institutional New York Tax Exempt Bond Fund ("Institutional Fund") (collectively the "feeder funds" of the Master Portfolio) and JPMorgan New York Intermediate Tax Free Income Fund (JPMINYTF) as if the proposed Concurrent Reorganization occurred as of and for the twelve months ended February 28, 2001.

Under the Concurrent Reorganization, the Pro Forma Statements give effect to the proposed transfer of all assets and liabilities of the Master Portfolio and the feeder funds in exchange for shares in (JPMINYTF). The Pro Forma Statements should be read in conjunction with the historical financial statements of each Fund, which have been incorporated by reference in their respective Statements of Additional Information.

SHARES OF BENEFICIAL INTEREST:

Immediately prior to the Concurrent Reorganization, (JPMINYTF) would commence offering Select Shares and Institutional Shares. The net asset value per share for Select and Institutional Shares at the commencement of offering would be identical to the closing net asset value per share for Class A Shares immediately prior to Concurrent Reorganization.

Under the Concurrent Reorganization, the existing shares of Institutional Fund, New York Tax Exempt Bond Fund, Chase Class A and Chase Class B would be renamed Institutional, Select, Class A and Class B, respectively. The net asset values per share for Institutional Shares and Select Shares at the commencement of offering would be identical to the closing net asset value per share for the Class A Shares immediately prior to the organization In addition, the net asset value per share for Class A and Class B at the commencement of offering would be identical to the closing net asset value per share for Chase Class A and Chase Class B respectively.

Under the proposed Concurrent Reorganization, each shareholder of Institutional Fund and Tax Exempt Bond Fund would receive shares of (JPMINYTF) with a value equal to their holding in their respective funds. Holders of the Institutional Fund will receive Institutional Shares in (JPMINYTF) and holders of the New York Tax Exempt Bond Fund will receive Select Shares in (JPMINYTF). Therefore, as a result of the proposed Concurrent Reorganization, current shareholders of New York Tax Exempt Bond Fund and Institutional Tax Exempt Bond Fund will become shareholders of (JPMINYTF).

The Pro Forma net asset value per share assumes the issuance of additional shares of CVTEBF which would have been issued on February 28, 2001 in connection with the proposed reorganization. The amount of additional shares assumed to be issued was calculated based on the February 28, 2001 net assets of Institutional Fund and New York Tax Exempt Bond Fund and the net asset value per share of CVTEBF - Class A.

JPMORGAN NEW YORK INTERMEDIATE TAX FREE INCOME FUND
(amounts in thousands except for per share data)

                                         INSTITUTIONAL
Increase in Shares Issued                      29,198
Net Assets 2/28/01                            210,516
Pro Forma Net Asset Value 2/28/01             7.21

PRO FORMA OPERATIONS:

The Pro Forma Statement of Operations assumes similar rates of gross investment income for the investments of each Fund. Accordingly, the combined gross investment income is equal to the sum of each Fund's gross investment income. Certain expenses have been adjusted to reflect the expected expenses of the combined entity. The pro forma investment advisory, administration, shareholder servicing and distribution fees of the combined Fund and/or the related waivers are based on the fee schedule in effect for Institutional Fund at the combined level of average net assets for the twelve months ended February 28, 2001.

            FORM N-14

            PART C - OTHER INFORMATION


            Item 15.  Indemnification.

                ---------------

            Reference is hereby made to Article V of the Registrant's Declaration of Trust.

            The Trustees and officers of the Registrant and the personnel of the Registrant's investment adviser, administrator and distributor are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.

            Under the terms of the Registrant's Declaration of Trust, the Registrant may indemnify any person who was or is a Trustee, officer or employee of the Registrant to the maximum extent permitted by law; provided, however, that any such indemnification (unless ordered by a court) shall be made by the Registrant only as authorized in the specific case upon a determination that indemnification of such persons is proper in the circumstances. Such determination shall be made (i) by the Trustees, by a majority vote of a quorum which consists of Trustees who are neither described in Section 2(a)(19) of the Investment Company Act of 1940 nor parties to the proceeding, or (ii) if the required quorum is not obtainable or, if a quorum of such Trustees so directs, by independent legal counsel in a written opinion. No indemnification will be provided by the Registrant to any Trustee or officer of the Registrant for any liability to the Registrant or shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

            Insofar as the conditional advancing of indemnification monies for actions based upon the Investment Company Act of 1940 may be concerned, such payments will be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds that amount to which it is ultimately determined that he is entitled to receive from the Registrant by reason of indemnification; and (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Registrant without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Registrant's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

            Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and


                                   Part C-1

Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

            Item 16.  Exhibits.

                ---------------

            Declaration of Trust.

            1           Declaration of Trust (1)

            2           By-laws (1)

            3           None.

            4 Agreement and Plan of Reorganization filed herewith as Appendix A to the Combined Prospectus/Proxy Statement.

            5           None.

            6           Form of Investment Advisory Agreement.(1)

            7           Form of Distribution and Sub-Administration
                        Agreement (1)

            8(a)        Form of Retirement Plan for Eligible Trustees.(2)

            8(b)        Form of Deferred Compensation Plan for Eligible
                        Trustees.(2)

            9           Form of Custodian Agreement. (1)

            10(a) Rule 12b-1 Distribution Plan of Mutual Funds including Selected Dealer Agreement and Shareholder Service Agreement. (2)

            10(b) Rule 12b-1 Distribution Plan - Class B Shares (including forms of Selected Dealer Agreement and Shareholder Servicing Agreement).(4)

            10(c) Form of Rule 12b-1 Distribution Plan - Class C Shares (including forms of Shareholder Servicing
                        Agreements).(5)

            10(d)       Form of Rule 18f-3 Multi-Class Plan.(4)

                                   Part C-2

            11 Opinion and Consent of Nixon Peabody LLP as to the Legality of Shares to be filed by Amendment.

            12 Opinion and Consent of Simpson Thacher & Bartlett as to Tax Consequences to be filed by Amendment.

            13(a)       Form of Transfer Agency Agreement. (1)

            13(b)       Form of Shareholder Servicing Agreement. (4)

            13(c)       Form of Administration Agreement.(1)

            13(d)       Form of Administration Agreement (to be Filed by
                        Amendment)

            13(e)       Form of Sub-Administrative Agreement (to be filed by
                        Amendment)

            14          Consent of PricewaterhouseCoopers LLP.

            15          None.

            16          Powers of Attorney

            17(a)       Form of Proxy Card.

            17(b) Prospectus for the Surviving Fund to be filed by Amendment.

            17(c)       Prospectus for the Merging Fund.

            17(d) Statement of Additional Information for the Surviving Fund to be filed by Amendment.

            17(e)       Statement of Additional Information for the Merging
                        Fund.

            17(f)       Annual Report of the Surviving Fund dated
                        August 31, 2000.

            17(g) Annual Report of the Merging Fund (including the Annual Report of the Master Portfolio) dated July 31, 2000.

            17(h) Semi-Annual Report of the Merging Fund (including the Semi-Annual Report of the Master Portfolio) dated January 31, 2001.

--------------------

(1) Filed as an exhibit to the Registration Statement on Form N-1A of the Registrant (File No. 333-13319) as filed with the Securities and Exchange Commission on October 2, 1996.

(2) Incorporated by reference to Amendment No. 6 to the Registration Statement on Form N-1A of Mutual Fund Group (File No. 33-14196) as filed with the Securities and Exchange Commission on March 23, 1990.

                                   Part C-3

(3) Filed as an exhibit to Pre-Effective Amendment No. 2 as filed with the Securities and Exchange Commission on December 19, 1996.

(4) Filed as an Exhibit to Amendment No. 32 to the Registration Statement on Form N-1A of Mutual Fund Group (File No. 33-14196) on December 28, 1995.

(5) Filed as an Exhibit to Amendment No. 45 to the Registration Statement on Form N-1A of Mutual Fund Group (File No. 33-14196) filed on October 28, 1997.

                                   Part C-4

----------------

            Item 17.  Undertakings.

            (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the "1933 Act"), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

            (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   Part C-5

                                   SIGNATURES

            As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of New York and the State of New York, on the 12th day of April, 2001.

            MUTUAL FUND SELECT TRUST

            Registrant

            By:         /s/ H. Richard Vartabedian
               ---------------------------------------------------------
                H. Richard Vartabedian
                President


            Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on April 12th, 2001.

            *                                           Chairman and Trustee
--------------------------
      Fergus Reid, III


/s/ H. Richard Vartabedian                              President
--------------------------
    H. Richard Vartabedian                              and Trustee


            *                                           Trustee
--------------------------
      William J. Armstrong


            *                                           Trustee
--------------------------
      John R.H. Blum


            *                                           Trustee
--------------------------
      Stuart W. Cragin, Jr.


            *                                           Trustee
---------------------------
      Roland R. Eppley, Jr.


            *                                           Trustee
---------------------------
      Joseph J. Harkins

            *                                           Trustee
---------------------------
      Sarah E. Jones


            *                                           Trustee
---------------------------
      W.D. MacCallan


            *                                           Trustee
---------------------------
      W. Perry Neff


            *                                           Trustee
---------------------------
      Leonard M. Spalding, Jr.


            *                                           Trustee
----------------------------
      Irv Thode


            *                                           Trustee
----------------------------
      Richard E. Ten Haken


/s/ Martin R. Dean                                      Treasurer and
----------------------------
      Martin R. Dean                                    Principal Financial
                                                        Officer


/s/ H. Richard Vartabedian                              Attorney in Fact
----------------------------
      H. Richard Vartabedian

                                    EXHIBITS

ITEM                    DESCRIPTION
----                    -----------
(14)                    Consent of PricewaterhouseCoopers LLP.

(16)                    Powers of Attorney

(17) (a)                Form of Proxy Card.

     (c)                Prospectus for J.P. Morgan Institutional New York Tax
                        Exempt Bond Fund.

     (e) Statement of Additional Information for J.P. Morgan Institutional New York Tax Exempt Bond Fund.

     (f) Annual Report of JPMorgan New York Intermediate Tax Free Income Fund (formerly, Chase Vista New York Intermediate Tax Free Income Fund) dated
                        August 31, 2000.

     (g) Annual Report of J.P. Morgan Institutional New York Tax Exempt Bond Fund (including the Annual Report of The New York Tax Exempt Bond Portfolio) dated July 31, 2000.

     (h) Semi-Annual Report of J.P. Morgan Institutional New York Tax Exempt Bond Fund (including the Semi-Annual Report of The New York Tax Exempt Bond Portfolio) dated
                        January 31, 2001.